                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4017

                      (Investment Company Act File Number)

                             Federated Equity Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/04

              Date of Reporting Period: Fiscal year ended 10/31/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund

Established 1977

A Portfolio of Federated Equity Funds

28TH ANNUAL SHAREHOLDER REPORT

October 31, 2004

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$22.58		$19.40		$22.48		$29.05		$25.36
Income From Investment Operations:
Net investment income	0.11	[1]	0.09		0.13	[2]	0.17		0.11
Net realized and unrealized gain (loss) on investments, futures contracts and options	1.46		3.17		(3.04	)2	(4.97)		4.96
TOTAL FROM INVESTMENT OPERATIONS	1.57		3.26		(2.91)		(4.80)		5.07
Less Distributions:
Distributions from net investment income	(0.11)		(0.08)		(0.17)		(0.08)		(0.07)
Distributions from net realized gain on investments	--		--		--		(1.69)		(1.31)
TOTAL DISTRIBUTIONS	(0.11)		(0.08)		(0.17)		(1.77)		(1.38)
Net Asset Value, End of Period	$24.04		$22.58		$19.40		$22.48		$29.05
Total Return3	6.97	%4	16.89%		(13.10)%		(17.25)%		20.61%

Ratios to Average Net Assets:
Expenses	1.25	%5	1.27	%5	1.23	%5	1.23%		1.24%
Net investment income	0.46%		0.62%		0.76	%2	0.80%		0.41%
Expense waiver/reimbursement6	0.00	%7	0.00	%7	0.00	%7	0.00	%7	0.00	%7
Supplemental Data:
Net assets, end of period (000 omitted)	$2,605,203		$2,179,111		$1,337,564		$699,510		$637,523
Portfolio turnover	45%		40%		71%		61%		126%

1 Based on average shares outstanding.

2 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return (Note 5).

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expense ratios was less than 0.01% for the years ended October 31, 2004, October 31, 2003, and October 31, 2002, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$21.98		$18.95		$21.99		$28.58		$25.09
Income From Investment Operations:
Net investment income (loss)	(0.06	)1	(0.02)		0.03	[2]	0.04		0.01
Net realized and unrealized gain (loss) on investments, futures contracts and options	1.42		3.05		(3.05	)2	(4.94)		4.79
TOTAL FROM INVESTMENT OPERATIONS	1.36		3.03		(3.02)		(4.90)		4.80
Less Distributions:
Distributions from net investment income	--		--		(0.02)		--		--
Distributions from net realized gain on investments	--		--		--		(1.69)		(1.31)
TOTAL DISTRIBUTIONS	--		--		(0.02)		(1.69)		(1.31)
Net Asset Value, End of Period	$23.34		$21.98		$18.95		$21.99		$28.58
Total Return3	6.19	%4	15.99%		(13.76)%		(17.88)%		19.71%

Ratios to Average Net Assets:
Expenses	1.98	%5	2.02	%5	1.98	%5	1.98%		1.99%
Net investment income (loss)	(0.27)%		(0.14)%		0.01	%2	0.06%		(0.32)%
Expense waiver/reimbursement6	0.00	%7	0.00	%7	0.00	%7	0.00	%7	0.00	%7
Supplemental Data:
Net assets, end of period (000 omitted)	$569,518		$528,029		$378,336		$299,814		$266,173
Portfolio turnover	45%		40%		71%		61%		126%

1 Based on average shares outstanding.

2 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain/loss on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return (Note 5).

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expense ratios was less than 0.01% for the years ended October 31, 2004, October 31, 2003, and October 31, 2002, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$21.96		$18.94		$21.98		$28.55		$25.07
Income From Investment Operations:
Net investment income (loss)	(0.08	)1	(0.02)		0.04	[2]	0.04		0.03
Net realized and unrealized gain (loss) on investments, futures contracts and options	1.44		3.04		(3.05	)2	(4.92)		4.76
TOTAL FROM INVESTMENT OPERATIONS	1.36		3.02		(3.01)		(4.88)		4.79
Less Distributions:
Distributions from net investment income	--		--		(0.03)		--		--
Distributions in excess of net realized gain on investments	--		--		--		(1.69)		(1.31)
TOTAL DISTRIBUTIONS	--		--		(0.03)		(1.69)		(1.31)
Net Asset Value, End of Period	$23.32		$21.96		$18.94		$21.98		$28.55
Total Return3	6.19	%4	15.95%		(13.73)%		(17.83)%		19.68%

Ratios to Average Net Assets:
Expenses	2.02	%5	2.02	%5	1.98	%5	1.98%		1.99%
Net investment income (loss)	(0.31)%		(0.13)%		0.01	%2	0.05%		(0.31)%
Expense waiver/reimbursement6	0.00	%7	0.00	%7	0.00	%7	0.00	%7	0.00	%7
Supplemental Data:
Net assets, end of period (000 omitted)	$215,206		$176,633		$100,576		$51,497		$41,797
Portfolio turnover	45%		40%		71%		61%		126%

1 Based on average shares outstanding.

2 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain/loss on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on the total return (Note 5).

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expense ratios was less than 0.01% for the years ended October 31, 2004, October 31, 2003, and October 31, 2002, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003	[1]
Net Asset Value, Beginning of Period	$22.54		$19.13
Income From Investment Operations:
Net investment income	0.01	[2]	0.03
Net realized and unrealized gain on investments, futures contracts and options	1.45		3.38
TOTAL FROM INVESTMENT OPERATIONS	1.46		3.41
Less Distributions:
Distributions from net investment income	(0.13)		--
Net Asset Value, End of Period	$23.87		$22.54
Total Return3	6.49	%4	17.83%

Ratios to Average Net Assets:
Expenses	1.69	%5	1.74	%5,6
Net investment income	0.03%		0.15	%6
Expense waiver/reimbursement7	0.00	%8	0.00	%6,8
Supplemental Data:
Net assets, end of period (000 omitted)	$9,345		$15,533
Portfolio turnover	45%		40	%9

1 Reflects operations for the period from April 8, 2003 (date of initial public investment) to October 31, 2003.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return (Note 5).

5 This expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expense ratios was less than 0.01% for the year ended October 31, 2004 and the period ended October 31, 2003, respectively, after taking into account these expense reductions.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

9 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended October 31, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period1
Actual:
Class A Shares	$1,000	$1,017.40	$ 6.49
Class B Shares	$1,000	$1,013.90	$10.02
Class C Shares	$1,000	$1,013.50	$10.43
Class K Shares	$1,000	$1,015.30	$ 8.56
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.70	$ 6.50
Class B Shares	$1,000	$1,015.18	$10.03
Class C Shares	$1,000	$1,014.78	$10.43
Class K Shares	$1,000	$1,016.64	$ 8.57

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.28%
Class B Shares	1.98%
Class C Shares	2.06%
Class K Shares	1.69%

Management's Discussion of Fund Performance

This report covers Federated Capital Appreciation Fund's fiscal year performance period from November 1, 2003 through October 31, 2004. During this reporting period, the fund's Class A, Class B, Class C, and Class K Shares produced total returns of 6.97%, 6.19%, 6.19%, and 6.49%, respectively, based on net asset value.1

The fund underperformed its benchmark, the S&P 500 Index2, which returned 9.42% during the same period. The fund outperformed its peer group as measured by the Lipper Large Cap Core Funds Average3 category, which produced an average total return of 5.97% for the same period.

The 12-month period ended October 31, 2004 generated positive returns for most domestic and global equity market benchmarks, continuing the trend begun in the first quarter of 2003. In general, small- and mid-cap companies outperformed large-cap companies during the reporting period, and this negatively influenced the fund's relative performance, as it had a larger market cap bias as compared to the S&P 500 Index. Value-based strategies generally outperformed growth-based strategies as well. This positively influenced the fund's performance as it had a slight value tilt during the year. As of October 31, 2004, the fund was evenly balanced with 50% of assets in value stocks and 50% of assets in growth stocks.

Sector allocation was a positive contributor to performance, while stock selection was a negative contributor. From a sector positioning standpoint, the fund's returns were aided by being overweight Energy, Industrials, and Telecommunication Services. The fund's returns were limited by its cash position in a rising market, as well as by its being underweight Utilities and overweight Materials. On a stock selection basis, the fund's return was hindered by stock performance within the Information Technology, Utilities, and Telecommunication Services sectors. The fund benefited from positive selection within the Industrials, Energy, and Healthcare sectors.

Top contributors during the year were: Exxon Mobil Corp., General Electric Co., Transocean Sedco Forex, Inc., ConocoPhillips, and Halliburton Co. Detractors of performance during the year were: Intel Corp., Hewlett-Packard Co., Applied Materials, Inc., Tenet Healthcare, and Merck & Co., Inc.

1 Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, Class B, Class C, and Class K Shares were 1.10%, 0.69%, 4.15%, and 6.49%, respectively. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To view current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

2 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

3 Lipper figures represent the average total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges. Investments cannot be made in an average.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Capital Appreciation Fund (Class A Shares) (the "Fund") from October 31, 1994 to October 31, 2004, compared to the S&P 500 Index (S&P 500),2 and the Lipper Large Cap Core Funds Average (LLCCFA).3

Average Annual Total Returns4 for the Period Ended 10/31/2004
1 Year	1.10%
5 Years	0.49%
10 Years	11.64%

Performance data quoted represents past performance and is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund with no sales charge. Effective January 1, 1996, the fiscal year end of this Fund was changed from December 31, to October 31. Effective November 14, 1995, the maximum sales charge was 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows.

3 The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Capital Appreciation Fund (Class B Shares) (the "Fund") from January 4, 1996 (start of performance) to October 31, 2004, compared to the S&P 500 Index (S&P 500),2 and the Lipper Large Cap Core Funds Average (LLCCFA).3

Average Annual Total Returns4 for the Period Ended 10/31/2004
1 Year	0.69%
5 Years	0.51%
Start of Performance (1/4/1996)	9.80%

Performance data quoted represents past performance and is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund with no sales charge. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over eight years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows.

3 The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Capital Appreciation Fund (Class C Shares) (the "Fund") from January 4, 1996 (start of performance) to October 31, 2004, compared to the S&P 500 Index (S&P 500),2 and the Lipper Large Cap Core Funds Average (LLCCFA).3

Average Annual Total Returns4 for the Period Ended 10/31/2004
1 Year	4.15%
5 Years	0.68%
Start of Performance (1/4/1996)	9.60%

Performance data quoted represents past performance and is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows.

3 The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The Fund's Class K Shares commenced operations on April 8, 2003. The Fund offers three other classes of shares, Class A Shares, Class B Shares, and Class C Shares. For the period prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Capital Appreciation Fund (Class K Shares) (the "Fund") from October 31, 1994 to October 31, 2004, compared to the S&P 500 Index (S&P 500),2 and the Lipper Large Cap Core Funds Average (LLCCFA).3

Average Annual Total Returns for the Period Ended 10/31/2004
1 Year	6.49%
5 Years	1.18%
10 Years	11.77%

Performance data quoted represents past performance and is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund with no sales charge. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows.

3 The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

Portfolio of Investments Summary Table

At October 31, 2004, the fund's sector composition1 was as follows:

Percentage of Total Investments2
Financials	17.1%
Information Technology	16.5%
Healthcare	12.5%
Industrials	12.1%
Consumer Discretionary	10.7%
Consumer Staples	10.3%
Energy	7.4%
Telecommunication Services	4.9%
Materials	2.8%
Utilities	0.0%
Cash Equivalents3	5.7%
TOTAL	100.0%

1 Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's adviser.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

Portfolio of Investments

October 31, 2004

Shares			Value
		COMMON STOCKS--96.5%
		Consumer Discretionary--10.9%
906,300		Clear Channel Communications, Inc.	$30,270,420
899,800		Gap (The), Inc.	17,978,004
1,261,897		Home Depot, Inc.	51,838,729
521,942		Johnson Controls, Inc.	29,933,374
1,336,390		McDonald's Corp.	38,955,769
402,888		Nike, Inc., Class B	32,758,823
310,000		Omnicom Group, Inc.	24,459,000
816,239		Target Corp.	40,828,275
1,463,274		Viacom, Inc., Class B	53,394,868
2,056,000		Walt Disney Co.	51,852,320
		TOTAL	372,269,582
		Consumer Staples--10.5%
1,355,250		Altria Group, Inc.	65,675,415
963,950		Coca-Cola Co.	39,194,207
923,505		Gillette Co.	38,306,987
1,594,609	[1]	Kroger Co.	24,094,542
783,942		PepsiCo, Inc.	38,867,844
548,180		Procter & Gamble Co.	28,055,852
1,190,400		Sara Lee Corp.	27,712,512
1,757,990		Wal-Mart Stores, Inc.	94,790,821
		TOTAL	356,698,180
		Energy--7.6%
681,916		ChevronTexaco Corp.	36,182,463
373,300		ConocoPhillips	31,472,923
2,527,597		Exxon Mobil Corp.	124,408,324
965,800		Halliburton Co.	35,773,232
873,000	[1]	Transocean Sedco Forex, Inc.	30,773,250
		TOTAL	258,610,192
Shares			Value
		COMMON STOCKS--continued
		Financials--17.5%
779,540		Allstate Corp.	$37,488,079
501,249		American International Group, Inc.	30,430,827
1,053,736		Bank of America Corp.	47,196,835
1,125,886		Bank of New York Co., Inc.	36,546,259
1,701,750		Citigroup, Inc.	75,506,648
471,822		Federal National Mortgage Association	33,098,313
533,900		Goldman Sachs Group, Inc.	52,525,082
1,686,305		J.P. Morgan Chase & Co.	65,091,373
337,331		Lehman Brothers Holdings, Inc.	27,711,742
1,107,500		MBNA Corp.	28,385,225
955,200		Merrill Lynch & Co., Inc.	51,523,488
995,882		Morgan Stanley	50,879,611
542,300		Wachovia Corp.	26,686,583
541,600		Wells Fargo & Co.	32,344,352
		TOTAL	595,414,417
		Healthcare--12.8%
545,003		Abbott Laboratories	23,233,478
813,302		Baxter International, Inc.	25,017,169
484,974	[1]	Biogen Idec, Inc.	28,206,088
789,580		Bristol-Myers Squibb Co.	18,499,859
526,700	[1]	Forest Laboratories, Inc., Class A	23,490,820
620,860		Johnson & Johnson	36,245,807
790,600		McKesson HBOC, Inc.	21,077,396
1,104,000	[1]	Medimmune, Inc.	31,375,680
989,016		Medtronic, Inc.	50,548,608
830,383		Merck & Co., Inc.	25,999,292
2,487,708		Pfizer, Inc.	72,019,147
1,434,306		Schering Plough Corp.	25,975,282
1,318,976		Wyeth	52,297,398
		TOTAL	433,986,024
Shares			Value
		COMMON STOCKS--continued
		Industrials--12.4%
659,700		3M Co.	$51,172,929
295,456		Caterpillar, Inc.	23,796,026
1,151,540		Cendant Corp.	23,710,209
284,843		Deere & Co.	17,027,914
369,600		FedEx Corp.	33,677,952
4,042,405		General Electric Co.	137,926,859
554,100		Ingersoll-Rand Co., Class A	37,922,604
775,800		Raytheon Co.	28,301,184
1,248,938		Tyco International Ltd.	38,904,419
1,025,976		Waste Management, Inc.	29,219,796
		TOTAL	421,659,892
		Information Technology--16.9%
989,600		Analog Devices, Inc.	39,841,296
4,025,800	[1]	Applied Materials, Inc.	64,815,380
3,668,833	[1]	Cisco Systems, Inc.	70,478,282
933,125	[1]	Dell, Inc.	32,715,363
3,054,100	[1]	EMC Corp. Mass	39,306,267
508,568		IBM Corp.	45,643,978
2,930,446		Intel Corp.	65,231,728
880,262	[1]	KLA-Tencor Corp.	40,078,329
745,200	[1]	Lam Research Corp.	19,397,556
4,163,129		Microsoft Corp.	116,525,981
3,150,641	[1]	Oracle Corp.	39,887,115
		TOTAL	573,921,275
		Materials--2.9%
1,101,942		Alcoa, Inc.	35,813,115
734,300		Du Pont (E.I.) de Nemours & Co.	31,479,441
818,300		International Paper Co.	31,512,733
		TOTAL	98,805,289
Shares			Value
		COMMON STOCKS--continued
		Telecommunication Services--5.0%
1,397,328		AT&T Corp.	$23,908,282
1,500,000		BellSouth Corp.	40,005,000
1,887,524		SBC Communications, Inc.	47,678,856
1,463,891		Verizon Communications	57,238,138
		TOTAL	168,830,276
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,990,946,681)	3,280,195,127
		MUTUAL FUND--5.8%
196,134,712	[2]	Prime Value Obligations Fund, IS Shares (at net asset value)	$196,134,712
		TOTAL INVESTMENTS--102.3% (IDENTIFIED COST $3,187,081,393)3	3,476,329,839
		OTHER ASSETS AND LIABILITIES - NET--(2.3)%	(77,057,397)
		TOTAL NET ASSETS--100%	$3,399,272,442

1 Non-income producing security.

2 Affiliated company.

3 The cost of investments for federal tax purposes amounts to $3,203,417,045.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at value including $196,134,712 of investments in affiliated issuer (Note 5) (identified cost $3,187,081,393)		$3,476,329,839
Cash		134,509
Income receivable		5,079,230
Receivable for shares sold		5,809,882
TOTAL ASSETS		3,487,353,460
Liabilities:
Payable for investments purchased	$77,146,319
Payable for shares redeemed	8,909,399
Payable for distribution services fee (Note 5)	498,178
Payable for shareholder services fee (Note 5)	707,728
Accrued expenses	819,394
TOTAL LIABILITIES		88,081,018
Net assets for 142,383,176 shares outstanding		$3,399,272,442
Net Assets Consist of:
Paid-in capital		$3,149,761,397
Net unrealized appreciation of investments		289,248,446
Accumulated net realized loss on investments and futures contracts		(46,743,365)
Undistributed net investment income		7,005,964
TOTAL NET ASSETS		$3,399,272,442
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,605,202,989 ÷ 108,363,443 shares outstanding), no par value, unlimited shares authorized		$24.04
Offering price per share (100/94.50 of $24.04)1		$25.44
Redemption proceeds per share		$24.04
Class B Shares:
Net asset value per share ($569,518,291 ÷ 24,398,219 shares outstanding), no par value, unlimited shares authorized		$23.34
Offering price per share		$23.34
Redemption proceeds per share (94.50/100 of $23.34)1		$22.06
Class C Shares:
Net asset value per share ($215,206,004 ÷ 9,230,051 shares outstanding), no par value, unlimited shares authorized		$23.32
Offering price per share (100/99.00 of $23.32)1		$23.56
Redemption proceeds per share (99.00/100 of $23.32)1		$23.09
Class K Shares:
Net asset value per share ($9,345,158 ÷ 391,463 shares outstanding), no par value, unlimited shares authorized		$23.87
Offering price per share		$23.87
Redemption proceeds per share		$23.87

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Dividends (including $870,439 received from affiliated issuer (Note 5))			$55,373,225
Expenses:
Investment adviser fee (Note 5)		$24,311,507
Administrative personnel and services fee (Note 5)		2,594,970
Custodian fees		147,953
Transfer and dividend disbursing agent fees and expenses--Class A Shares (Note 5)		3,477,151
Transfer and dividend disbursing agent fees and expenses--Class B Shares (Note 5)		698,221
Transfer and dividend disbursing agent fees and expenses--Class C Shares (Note 5)		350,731
Transfer and dividend disbursing agent fees and expenses--Class K Shares (Note 5)		58,380
Directors'/Trustees' fees		18,062
Auditing fees		22,485
Legal fees		5,324
Portfolio accounting fees (Note 5)		196,862
Distribution services fee--Class B Shares (Note 5)		4,267,313
Distribution services fee--Class C Shares (Note 5)		1,549,603
Distribution services fee--Class K Shares (Note 5)		89,076
Shareholder services fee--Class A Shares (Note 5)		6,120,326
Shareholder services fee--Class B Shares (Note 5)		1,422,438
Shareholder services fee--Class C Shares (Note 5)		516,534
Share registration costs		154,176
Printing and postage		303,815
Insurance premiums		22,988
Miscellaneous		9,577
TOTAL EXPENSES		46,337,492
Reimbursement, Waiver and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(5,106)
Waiver of administrative personnel and services fee	(124,921)
Reimbursement of other operating expenses	(9,190)
Fees paid indirectly from directed brokerage arrangements	(60,347)
TOTAL REIMBURSEMENT, WAIVER AND EXPENSE REDUCTION		(199,564)
Net expenses			46,137,928
Net investment income			9,235,297
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			201,932,728
Net increase due to reimbursement from Adviser (Note 5)			204,416
Net change in unrealized appreciation of investments			(14,393,003)
Net realized and unrealized gain on investments			187,744,141
Change in net assets resulting from operations			$196,979,438

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,235,297	$10,107,647
Net realized gain (loss) on investments and futures contracts	201,932,728	(42,629,983)
Net increase due to reimbursement from Adviser (Note 5)	204,416	--
Net change in unrealized appreciation/depreciation of investments	(14,393,003)	410,469,284
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	196,979,438	377,946,948
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(10,877,223)	(6,248,833)
Class B Shares	--	--
Class C Shares	--	--
Class K Shares	(100,746)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,977,969)	(6,248,833)
Share Transactions:
Proceeds from sale of shares	910,902,360	1,468,717,352
Proceeds from shares issued in connection with the tax-free transfer of assets from Second National Bank Fiduciary Growth Fund	--	2,165,768
Proceeds from shares issued in connection with the taxable transfer of assets from Second National Bank Pension Growth Fund	--	765,021
Proceeds from shares issued in connection with the tax-free transfer of assets from Susquehanna Common Trust Fund	--	4,411,414
Proceeds from shares issued in connection with the tax-free transfer of assets from Founders Common Trust Equity Income Fund Personal Trust	--	778,686
Proceeds from shares issued in connection with the taxable transfer of assets from Founders Common Trust Equity Income Fund Retirement Trust	--	1,593,947
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Stock Fund	--	19,288,949
Proceeds from shares issued in connection with the tax-free transfer of assets from United Common Trust Fund Common Stock A	10,456,170	--
Proceeds from shares issued in connection with the tax-free transfer of assets from United Common Trust Fund Common Stock B	34,385,127	--
Proceeds from shares issued in connection with the taxable transfer of assets from United Common Trust Fund Common Stock EB	8,573,111	--
Proceeds from shares issued in connection with the tax-free transfer of assets from BankNorth Large Cap Core Fund	91,455,256	--
Proceeds from shares issued in connection with the tax-free transfer of assets from UB Discretionary Common Trust Fund	13,974,679	--
Proceeds from shares issued in connection with the taxable transfer of assets from UB Common Trust Fund B	3,551,531	--
Net asset value of shares issued to shareholders in payment of distributions declared	8,868,906	5,149,054
Cost of shares redeemed	(768,201,509)	(791,739,016)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	313,965,631	711,131,175
Change in net assets	499,967,100	1,082,829,290
Net Assets:
Beginning of period	2,899,305,342	1,816,476,052
End of period (including undistributed net investment income of $7,005,964 and $8,753,231, respectively)	$3,399,272,442	$2,899,305,342

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class K Shares. The investment objective of the Fund is to provide capital appreciation.

On November 15, 2002, the Fund received a tax-free transfer of assets from the Second National Bank Fiduciary Growth Fund and a taxable transfer of assets from Second National Bank Pension Growth Fund, as follows:

	Class A Shares of the Fund Issued	Second National Bank Funds' Net Assets Received	Unrealized Depreciation1	Net Assets of Fund Prior to Combination	Net Assets of Second National Bank Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Second National Bank Fiduciary Growth Fund	109,272	$2,165,768	$780,298	$ --	$2,165,768	$ --
Second National Bank Pension Growth Fund	38,598	765,021	--	--	765,021	--
TOTAL	147,870	$2,930,789	$780,298	$1,890,492,013	$2,930,789	$1,893,422,802

1 Unrealized Depreciation is included in the Second National Bank Fiduciary Growth Fund Net Assets Received amount shown above.

On December 13, 2002, the Fund received a tax-free transfer of assets from the Susquehanna Common Trust Fund, as follows:

	Class A Shares of the Fund Issued	Susquehanna Common Trust Fund Net Assets Received	Unrealized Appreciation2	Net Assets of Fund Prior to Combination	Net Assets of Susquehanna Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Susquehanna Common Trust Fund	226,808	$4,411,414	$1,073,435	$1,937,552,787	$4,411,414	$1,941,964,201

2 Unrealized Appreciation is included in the tax-free transfer of Susquehanna Common Trust Fund Net Assets Received amount shown above.

On July 21, 2003, the Fund received a tax-free transfer of assets from the Founders Common Trust Equity Income Fund Personal Trust and a taxable transfer of assets from the Founders Common Trust Equity Income Fund Retirement Trust, as follows:

	Class A Shares of the Fund Issued	Founders Common Trust Equity Income Funds Net Assets Received	Unrealized Depreciation3	Net Assets of Fund Prior to Combination	Net Assets of Founders Common Trust Equity Income Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Founders Common Trust Equity Income Fund Personal Trust	36,184	$778,686	$25,513	$ --	$ 778,686	$ --
Founders Common Trust Equity Income Fund Retirement Trust	74,068	1,593,947	--	--	1,593,947	--
TOTAL	110,252	$2,372,633	$25,513	$2,576,426,430	$2,372,633	$2,578,799,063

3 Unrealized Depreciation is included in the Founders Common Trust Equity Income Fund Personal Trust Net Assets Received amount shown above.

On September 27, 2003, the Fund received a tax-free transfer of assets from the Riggs Stock Fund, as follows:

	Class A Shares of the Fund Issued	Riggs Stock Fund Net Assets Received	Unrealized Appreciation4	Net Assets of Fund Prior to Combination	Net Assets of Riggs Stock Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Riggs Stock Fund	899,252	$19,288,949	$2,090,400	$2,671,090,559	$19,288,949	$2,690,379,508

4 Unrealized Appreciation is included in the Riggs Stock Fund Net Assets Received amount shown above.

On March 5, 2004, the Fund received a tax-free transfer of assets from the United Common Trust Fund for Common Stock A and Common Stock B and a taxable transfer for Common Stock EB of assets from the Founders Common Trust Equity Income Fund Retirement Trust, as follows:

	Shares of the Fund Issued	United Common Trust Funds Net Assets Received	Unrealized Appreciation5	Net Assets of Fund Prior to Combination	Net Assets of United Common Trust Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
United Common Trust Fund C Common Stock A	419,758	$10,456,170	$ 2,653,012	--	$10,456,170	$ --
United Common Trust Fund Common Stock B	1,380,374	34,385,127	8,626,456	--	34,385,127	--
United Common Trust Fund Common Stock EB	344,163	8,573,111	--	--	8,573,111	--
TOTAL	2,144,295	$53,414,408	$11,279,468	$3,361,167,066	$53,414,408	$3,414,581,474

5 Unrealized Appreciation is included in the United Common Trust Fund Common Stock A and Common Stock B Net Assets Received amount shown above.

On August 27, 2004, the Fund received a tax-free transfer of assets from the BankNorth Large Cap Core Fund, as follows:

	Class A Shares of the Fund Issued	BankNorth Large Cap Core Fund Net Assets Received	Unrealized Appreciation6	Net Assets of Fund Prior to Combination	Net Assets of BankNorth Large Cap Core Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
BankNorth Large Cap Core Fund	3,880,155	$91,455,256	$19,955,209	$3,262,041,532	$91,455,256	$3,353,496,788

6 Unrealized Appreciation is included in the BankNorth Large Cap Core Fund Net Assets Received amount shown above.

On October 22, 2004, the Fund received a tax-free transfer of assets from the UB Discretionary Common Trust Fund and a taxable transfer of assets from UB Common Trust Fund B, as follows:

	Class A Shares of the Fund Issued	UB Common Trust Funds' Net Assets Received	Unrealized Appreciation7	Net Assets of Fund Prior to Combination	Net Assets of UB Common Trust Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
UB Discretionary Common Trust Fund	599,772	$13,974,679	$4,558,438	$ --	$13,974,679	$ --
UB Common Trust Fund B	152,426	3,551,531	--	--	3,551,531	--
TOTAL	752,198	$17,526,210	$4,558,438	$3,287,207,991	$17,526,210	$3,304,734,201

7 Unrealized Appreciation is included in the UB Discretionary Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed-income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent fees and expenses, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the year ended October 31, 2004, the Fund had no realized gain (loss) on futures contracts.

At October 31, 2004, the Fund had no outstanding futures contracts.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	30,160,790	$717,970,584	58,758,020	$1,190,214,824
Shares issued in connection with tax-free transfer of assets from Second National Bank Fiduciary Growth Fund	--	--	109,272	2,165,768
Shares issued in connection with taxable transfer of assets from Second National Bank Pension Growth Fund	--	--	38,598	765,021
Shares issued in connection with tax-free transfer of assets from Susquehanna Common Trust Fund	--	--	226,808	4,411,414
Shares issued in connection with tax-free transfer of assets from Founders Common Trust Equity Income Fund Personal Trust	--	--	36,184	778,686
Shares issued in connection with taxable transfer of assets from Founders Common Trust Equity Income Fund Retirement Trust	--	--	74,068	1,593,947
Shares issued in connection with tax-free transfer of assets from Riggs Stock Fund	--	--	899,252	19,288,949
Shares issued in connection with tax-free transfer of assets from United Common Trust Fund Common Stock A	419,758	10,456,170	--	--
Shares issued in connection with tax-free transfer of assets from United Common Trust Fund Common Stock B	1,380,374	34,385,127	--	--
Shares issued in connection with taxable transfer of assets from United Common Trust Fund Common Stock EB	344,163	8,573,111	--	--
Shares issued in connection with tax-free transfer of assets from BankNorth Large Cap Core Fund	3,880,155	91,455,256	--	--
Shares issued in connection with tax-free transfer of assets from UB Discretionary Common Trust Fund	599,772	13,974,679	--	--
Shares issued in connection with taxable transfer of assets from UB Common Trust Fund B	152,426	3,551,531	--	--
Shares issued to shareholders in payment of distributions declared	368,260	8,768,269	267,111	5,149,054
Shares redeemed	(25,464,352)	(604,312,640)	(32,823,994)	(665,501,409)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	11,841,346	$284,822,087	27,585,319	$558,866,254

Year Ended October 31	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,736,005	$109,697,850	8,278,246	$164,895,519
Shares redeemed	(4,363,148)	(100,855,178)	(4,216,913)	(82,484,156)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	372,857	$8,842,672	4,061,333	$82,411,363

Year Ended October 31	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,222,553	$74,540,329	4,977,090	$97,972,143
Shares redeemed	(2,034,854)	(46,966,376)	(2,245,380)	(43,567,314)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,187,699	$27,573,953	2,731,710	$54,404,829

	Year Ended 10/31/2004		Period Ended 10/31/20031
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	369,470	$8,693,597	697,561	$15,634,866
Shares issued to shareholders in payment of distributions declared	4,241	100,637	--	--
Shares redeemed	(671,497)	(16,067,315)	(8,312)	(186,137)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(297,786)	$(7,273,081)	689,249	$15,448,729
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	13,104,116	$313,965,631	35,067,611	$711,131,175

1 Reflects operations for the period from April 8, 2003 (date of initial public investment) to October 31, 2003.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for capital loss carryforward limitations.

For the year ended October 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Losses
$898,133	$(4,595)	$(893,538)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003 was as follows:

	2004	2003
Ordinary income1	$10,977,969	$6,248,833

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$7,005,962
Undistributed long-term capital gains	$3,120,874
Net unrealized appreciation	$272,912,794
Capital loss carryforward	$33,528,587

At October 31, 2004, the cost of investments for federal tax purposes was $3,203,417,045. The net unrealized appreciation of investments for federal tax purposes was $272,912,794. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $369,849,226 and net unrealized depreciation from investments for those securities having an excess of cost over value of $96,936,432.

At October 31, 2004, the Fund had a capital loss carryforward of $33,528,587 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 5,875,314
2009	$ 6,495,913
2011	$21,157,360

As a result of the tax-free transfer of assets from Riggs Stock Fund, Rightime Mid Cap Fund, Rightime Blue Chip Fund, Federated New Economy Fund and First Merit Equity Fund certain capital loss carryforwards listed previously may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA) the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the year ended October 31, 2004, the fees paid to FEMCOPA and FIMCO were $20,594,160 and $3,712,241, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from the investment in this fund are recorded as income in the accompanying financial statements and totaled $870,439 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

For the year ended October 31, 2004, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended October 31, 2004, FSC retained $468,048 in sale charges from the sale of Class A Shares. FSC also retained $2,235 of contingent deferred sales charges relating to redemptions of Class A Shares and $29,244 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $2,280,442, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $27,947, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs certain portfolio trades to brokers that in turn pay a portion of the Fund's operating expenses. For the year ended October 31, 2004, the Fund's expenses were reduced by $60,347 under these arrangements.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $229,368, $15,762 of which was contributed subsequent to October 31, 2004. Of the total amount, $9,190 relates to the reimbursement of operating expenses for fees received by Federated from assets invested as a result of frequent trading arrangements; and $213,606 relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended October 31, 2004 were as follows:

Purchases	$1,467,408,676
Sales	$1,425,177,459

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2004, 100.0% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2004, 91.4% qualify for the dividend received deduction available to corporate shareholders.

Report of independent registered public accounting firm

TO THE TRUSTEES OF FEDERATED EQUITY FUNDS AND THE
SHAREHOLDERS OF FEDERATED CAPITAL APPRECIATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Capital Appreciation Fund (the "Fund") as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Capital Appreciation Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 17, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised seven portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

James E. Grefenstette Birth Date: November 7, 1962 VICE PRESIDENT Began serving: November 1998	James E. Grefenstette is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172701
Cusip 314172800
Cusip 314172883

G01649-04 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

4TH ANNUAL SHAREHOLDER REPORT

October 31, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

For a Share Outstanding Throughout Each Period)

							Period Ended
Year Ended October 31	2004		2003		2002		10/31/2001	1
Net Asset Value, Beginning of Period	$4.90		$3.54		$4.23		$4.33
Income From Investment Operations:
Net investment income (loss)	(0.06	)2	(0.06	)2	(0.05	)2,3	(0.02	)2
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.31		1.42		(0.28	)3	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.25		1.36		(0.33)		(0.10)
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.04)		--		(0.36)		--
Net Asset Value, End of Period	$5.11		$4.90		$3.54		$4.23
Total Return4	5.24	%5	38.42%		(8.90)%		(2.31)%

Ratios to Average Net Assets:
Expenses	1.95%		1.95%		1.95%		1.95	%6
Net investment income (loss)	(1.29)%		(1.45)%		(1.25	)%3	(0.93	)%6
Expense waiver/reimbursement7	0.21%		0.24%		0.18%		0.17	%6
Supplemental Data:
Net assets, end of period (000 omitted)	$1,772,380		$1,191,117		$435,500		$85,169
Portfolio turnover	73%		72%		65%		74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on total returns. (Note 5)

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

							Period Ended
Year Ended October 31	2004		2003		2002		10/31/2001	1
Net Asset Value, Beginning of Period	$4.84		$3.52		$4.22		$4.33
Income From Investment Operations:
Net investment income (loss)	(0.09	)2	(0.08	)2	(0.07	)2,3	(0.03	)2
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.31		1.40		(0.27	)3	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.22		1.32		(0.34)		(0.11)
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.04)		--		(0.36)		--
Net Asset Value, End of Period	$5.02		$4.84		$3.52		$4.22
Total Return4	4.68	%5	37.50%		(9.20)%		(2.54)%

Ratios to Average Net Assets:
Expenses	2.50%		2.50%		2.47%		2.47	%6
Net investment income (loss)	(1.84)%		(2.01)%		(1.77	)%3	(1.45	)%6
Expense waiver/reimbursement7	0.16%		0.19%		0.16%		0.15	%6
Supplemental Data:
Net assets, end of period (000 omitted)	$993,477		$782,171		$427,175		$68,902
Portfolio turnover	73%		72%		65%		74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on total returns. (Note 5)

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

							Period Ended
Year Ended October 31	2004		2003		2002		10/31/2001	1
Net Asset Value, Beginning of Period	$4.84		$3.52		$4.22		$4.33
Income From Investment Operations:
Net investment income (loss)	(0.09	)2	(0.08	)2	(0.07	)2,3	(0.03	)2
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.31		1.40		(0.27	)3	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.22		1.32		(0.34)		(0.11)
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.04)		--		(0.36)		--
Net Asset Value, End of Period	$5.02		$4.84		$3.52		$4.22
Total Return4	4.68	%5	37.50%		(9.20)%		(2.54)%

Ratios to Average Net Assets:
Expenses	2.50%		2.50%		2.47%		2.47	%6
Net investment income (loss)	(1.84)%		(2.00)%		(1.77	)%2	(1.45	)%6
Expense waiver/reimbursement7	0.16%		0.19%		0.16%		0.15	%6
Supplemental Data:
Net assets, end of period (000 omitted)	$554,799		$337,765		$127,714		$16,234
Portfolio turnover	73%		72%		65%		74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on total returns. (Note 5)

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period1
Actual:
Class A Shares	$1,000	$1,017.90	$ 9.89
Class B Shares	$1,000	$1,014.10	$12.66
Class C Shares	$1,000	$1,014.10	$12.66
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.33	$ 9.88
Class B Shares	$1,000	$1,012.57	$12.65
Class C Shares	$1,000	$1,012.57	$12.65

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%

Management's Discussion of Fund Performance

For the fiscal year ended October 31, 2004, the Fund returned 5.24%, 4.68%, and 4.68%1 at net asset value (for Class A, Class B, and Class C Shares), as compared to the average Lipper Mid-Cap Growth Index, which was up 6.18%.2 Broadly speaking, mid-cap growth stocks were up modestly for the reporting period (the Russell Mid-Cap Growth Index was up 8.8%3), and Federated Kaufmann, with its highly diversified portfolio, participated in the market's move.

The Fund's relative performance was adversely impacted relative to the Russell Midcap Growth Index, we believe, by a somewhat unusual set of circumstances. The earnings of many ordinary companies grew very substantially during the year. We believe this was largely the result of cyclical or transitory factors, such as a lower U.S. dollar, low interest rates, higher oil prices and restrained corporate expenditures. In our view, this has somewhat obscured the higher quality of earnings of many of the companies in the Fund's portfolio--companies which have been growing primarily as a result of non-cyclical factors, such as proprietary products and services or other competitive advantages.

Over the reporting period, we continued to invest in companies that we believe are dominant competitors with a history of strong returns on equity, have the ability to internally finance their own growth, have strong balance sheets that should enhance competitiveness if interest rates rise, and have strong employee incentives.

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

2 Lipper Mid-Cap Growth Index is the composite performance of the 30 largest mid-cap growth mutual funds, as categorized by Lipper, Inc. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. Investments cannot be made in an index.

3 Russell Midcap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index, with relatively higher price-book ratios and forecasted growth rates. The index does not reflect the deduction of sales charges and expenses that are borne by mutual fund investors. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. Investments cannot be made in an index.

FEDERATED KAUFMANN FUND-CLASS A SHARES

Average Annual Total Returns for the Period Ended 10/31/2004

	6-Month (Cumulative)	1 Years	3 Years	5 Years	10 Years	15 Years
Federated Kaufmann Fund - Class A Shares2	(3.81)%	(0.55)%	7.84%	11.42%	11.95%	14.55%
Russell Midcap Growth Index3	5.67%	8.77%	7.67%	(0.19)%	9.81%	10.64%
Lipper Mid-Cap Growth Index3	2.22%	6.18%	5.36%	(2.09)%	8.45%	9.96%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index (RMGI) and the Lipper Mid-Cap Growth Index (LMCGI) have been adjusted to reflect reinvestment of all dividends on securities in the indexes. The Fund is successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the expenses applicable to the Fund's Class A Shares.

2 Total returns quoted reflect all applicable sales charges.

3 The RMGI and the LMCGI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGI is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth classification, as defined by Lipper, Inc. The index is adjusted for the reinvestment of capital gains and income dividends. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. Investments cannot be made in an index.

FEDERATED KAUFMANN FUND-CLASS B SHARES

Average Annual Total Returns for the Period Ended 10/31/2004

	6-Month (Cumulative)	1 Years	3 Years	5 Years	10 Years	15 Years
Federated Kaufmann Fund - Class B Shares2	(4.09)%	(0.82)%	8.21%	11.90%	12.13%	14.68%
Russell Midcap Growth Index3	5.67%	8.77%	7.67%	(0.19)%	9.81%	10.64%
Lipper Mid-Cap Growth Index3	2.22%	6.18%	5.36%	(2.09)%	8.45%	9.96%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index (RMGI) and the Lipper Mid-Cap Growth Index (LMCGI) have been adjusted to reflect reinvestment of all dividends on securities in the indexes. The Fund is successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the expenses applicable to the Fund's Class B Shares.

2 Total returns quoted reflect all applicable sales charges.

3 The RMGI and the LMCGI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGI is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth classification, as defined by Lipper, Inc. The index is adjusted for the reinvestment of capital gains and income dividends. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. Investments cannot be made in an index.

FEDERATED KAUFMANN FUND-CLASS C SHARES

Average Annual Total Returns for the Period Ended 10/31/2004

	6-Month (Cumulative)	1 Years	3 Years	5 Years	10 Years	15 Years
Federated Kaufmann Fund - Class C Shares2	(0.59)%	2.64%	8.97%	11.90%	11.91%	14.34%
Russell Midcap Growth Index3	5.67%	8.77%	7.67%	(0.19)%	9.81%	10.64%
Lipper Mid-Cap Growth Index3	2.22%	6.18%	5.36%	(2.09)%	8.45%	9.96%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index (RMGI) and the Lipper Mid-Cap Growth Index (LMCGI) have been adjusted to reflect reinvestment of all dividends on securities in the indexes. The Fund is successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the expenses applicable to the Fund's Class C Shares.

2 Total returns quoted reflect all applicable sales charges.

3 The RMGI and the LMCGI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGI is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth classification, as defined by Lipper. The index is adjusted for the reinvestment of capital gains and income dividends. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. Investments cannot be made in an index.

Portfolio of Investments Summary Table

At October 31, 2004, the Fund's sector composition1 was as follows:

Percentage of Total Investments
Consumer Discretionary	20.62%
Healthcare	17.43%
Information Technology	14.69%
Industrials	13.32%
Financials	11.15%
Consumer Staples	2.75%
Energy	1.56%
Utilities	1.21%
Telecommunication Services	0.91%
Materials	0.76%
Cash Equivalents3	15.60%
TOTAL	100.0%

1 Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classification of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual portfolio securities that are not included in the SPGIC are assigned to an index classification by the Fund's adviser.

2 Percentages are based on total investments, which may differ from total net assets.

3 Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

Portfolio of Investments

October 31, 2004

Shares or Units Held			Value
		COMMON STOCKS--91.3%
		Consumer Discretionary--22.3%
750,000	1,2	1-800-FLOWERS.COM, Inc.	$6,056,250
7,400,000	1,2,3	Advance Auto Parts, Inc.	289,488,000
166,600	2	Alliance Atlantis Communications, Inc., Class B	3,830,357
807,400	1,2	Bed Bath & Beyond, Inc.	32,933,846
325,279		Bharat Forge Ltd.	6,252,302
784,700	1,2,3	Brillian Corp.	1,388,919
74,500	2	Build-A-Bear Workshop, Inc.	1,818,545
100,000	1,2	Cabela's, Inc., Class A	2,526,000
200,000		Carnival Corp.	10,112,000
800,000		Centerplate, Inc.	11,000,000
1,000,000	1	Centex Corp.	51,940,000
1,770,600	1,2,3	Central European Media Enterprises Ltd., Class A	62,661,534
351,000	1,2	Cheesecake Factory, Inc.	15,236,910
1,000,000		Clear Channel Communications, Inc.	33,400,000
2,526,000	2	Clear Media Ltd.	2,433,995
198,600	1	Coachmen Industries, Inc.	2,873,742
800,000	1,2	Cost Plus, Inc.	25,840,000
1,049,000		Dollar General Corp.	20,193,250
650,000	1,2	Dollar Tree Stores, Inc.	18,785,000
2,138,800	1,2	Domino's Pizza, Inc.	35,076,320
9,900	2	Dreamworks Animation SKG, Inc.	386,595
500,000	1	Family Dollar Stores, Inc.	14,775,000
122,000	1,2	Garmin Ltd.	6,100,000
100,000		Hollywood Media Corp.	320,000
101,156	2	Hollywood Media Corp., Warrants 5/22/2007	244,669
1,000,000	1,2	IAC Interactive Corp.	21,620,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Consumer Discretionary--continued
150,000		International Speedway Corp., Class A	$7,056,000
21,095,300	3	J.D. Wetherspoon PLC	90,426,040
1,000,000	2	Lamar Advertising Co.	41,420,000
330,100	1,2	Leapfrog Enterprises, Inc.	4,027,220
500,000	1,2	Lodgenet Entertainment	6,775,000
658,100	2	Maruti Udyog Ltd.	5,449,448
1,000,000		New York & Company	20,700,000
825,000		Orient-Express Hotel Ltd.	14,643,750
3,598,725	2,3	PETCO Animal Supplies, Inc.	128,726,393
10,000,000	1,3	PetSmart, Inc.	319,800,000
32,396	2	SKY Perfect Communications, Inc.	39,490,517
300,000		Speedway Motorsports, Inc.	9,930,000
300,000	2	Stamps.com, Inc.	4,164,000
594,700		Texas Roadhouse, Inc.	13,689,994
673,200	2	Timberland Co., Class A	41,334,480
200,000	2	Toll Brothers, Inc.	9,270,000
125,000	1	USS Co. Ltd.	10,122,844
199,400	1,2	UnitedGlobalCom, Inc., Class A	1,491,512
1,000,000		Viacom, Inc., Class B	36,490,000
1,000,000	1,2	Williams-Sonoma, Inc.	38,170,000
112,300	1	Winnebago Industries, Inc.	3,526,220
1,491,000	2	Wumart Stores, Inc., Class H	2,547,736
		TOTAL	1,526,544,388
		Consumer Staples--3.0%
2,395,100	3	B&G Foods Holdings Corp.	35,447,480
2,000,000	1,2	Dean Foods Co.	59,700,000
894,700		General Mills, Inc.	39,590,475
6,428,000		People's Food Holdings Ltd.	4,483,887
400,000	2	Shoppers Drug Mart Corp.	12,168,986
1,100,000	2,4,5	Shoppers Drug Mart Corp.	33,464,712
225,000	1	Whole Foods Market, Inc.	18,321,750
		TOTAL	203,177,290
Shares or Units Held			Value
		COMMON STOCKS--continued
		Energy--1.7%
200,000	1	ENSCO International, Inc.	$6,110,000
1,000,000		EnCana Corp.	49,400,000
688,200		Kinder Morgan, Inc.	44,299,434
200,000	2	Noble Corp.	9,136,000
100,000	1,2	Oil States International, Inc.	1,836,000
200,000	1,2	Transocean Sedco Forex, Inc.	7,050,000
		TOTAL	117,831,434
		Financials--12.2%
1	4,5	Apollo Investment Fund V	4,471,466
1,500,000	2	Assurant, Inc.	40,470,000
2,260,000	1	Axis Capital Holdings Ltd.	56,635,600
124,000	1,2	BioMed Realty Trust, Inc.	2,254,320
3,980,800	1,2,3	CB Richard Ellis Services	103,102,720
894,000	2	Calamos Asset Management, Inc.	17,433,000
1,300,000	1	Capital One Financial Corp.	95,888,000
99,300	1,2	China Finance Online Co., ADR	858,945
1	4,5	Denovo Ventures I LP	8,674,364
1,296,000		Endurance Specialty Holdings Ltd.	42,962,400
4,000	1	Everest Re Group Ltd.	317,480
1	2,4,5	FA Private Equity Fund IV LP	206,868
867,100	1,2,3	Federal Agricultural Mortgage Association, Class C	17,055,857
201,400	1	Global Signal, Inc.	4,793,320
1	4,5	Greenfield Technology Venture Fund	33,287
1,500,000	1	IndyMac Bancorp, Inc.	48,390,000
1	2,4,5	Infrastructure Fund	155,538
1	4,5	Internet.com Venture Fund III	78,940
2,990,000	1,3	Labranche & Co. Inc.	21,199,100
1	4,5	Latin Healthcare Fund	8,360,167
144,500	2	Markel Corp.	45,951,000
1	4,5	Peachtree/CB Partners	0
1	2,4,5	Peachtree Heartlab Partners	673,750
Shares or Units Held			Value
		COMMON STOCKS--continued
		Financials--continued
1	2,4,5	Peachtree Leadscope LLC	$300,000
1	4,5	Peachtree Leadscope LLC	68,340
1	4,5	Peachtree Open Networks	0
1	4,5	Peachtree Velquest	47,750
1,162,800	1,2,3	Philadelphia Consolidated Holding Corp.	67,419,144
1	4,5	Rocket Ventures II	424,087
148,160	1	SFCG Co. Ltd.	31,193,053
7,618,900	1	Shinsei Bank Ltd.	49,676,740
1,000,000	1	St. Joe Co.	50,900,000
500,200		State Bank of India	4,935,799
400,000	2	U-Store-It Trust	6,684,000
31,600	1	White Mountains Insurance Group, Inc.	16,122,320
2,546,400	1	Willis Group Holdings Ltd.	91,543,080
		TOTAL	839,280,435
		Healthcare--18.7%
500,000	2	ATS Medical, Inc.	1,720,000
200,000	2	Acadia Pharmaceuticals, Inc.	1,474,000
926,200	1,2	Alexion Pharmaceuticals, Inc.	16,528,039
1,003,000	1	Allergan, Inc.	71,774,680
1,475,100	2,3	Anika Therapeutics, Inc.	16,373,610
650,000	2,4,5	Aradigm Corp., Warrants 12/17/2006	83,267
434,259	2,4	Ardais Corp., Warrants 1/1/2005	0
434,259	2	Ardais Corp., Warrants 4/14/2009	0
912,800	1,2	Arena Pharmaceuticals, Inc.	4,929,120
360,300	1,2	Arthrocare Corp.	11,100,843
1,000,000	1,2	Aspect Medical Systems, Inc.	17,980,000
520,300	1,2	Auxilium Pharmaceutical, Inc.	4,551,584
3,000,000	1,2,3	Avigen, Inc.	10,530,000
100,000	1,2	Biosite Diagnostics, Inc.	4,881,000
897,600	2	Boston Scientific Corp.	31,685,280
2,000,000		Cardinal Health, Inc.	93,500,000
1,000,000	1,2	Caremark Rx, Inc.	29,970,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Healthcare--continued
200,000	1,2	Cepheid, Inc.	$1,804,000
864,336	2	Charles River Laboratories International, Inc.	40,442,281
555,000	2,3	Chindex International, Inc.	4,401,150
111,000	2,3	Chindex International, Inc., Warrants 3/31/2009	492,816
729,800	1,2	Community Health Systems, Inc.	19,573,236
347,492	4,5	CompBenefits Corp.	304,055
600,000	2,3,4,5	Conceptus, Inc.	5,139,000
3,593,700	1,2,3	Conceptus, Inc.	30,780,041
714,286	3,4,5	Conceptus, Inc.	6,117,860
500,000	2,4,5	Cortek, Inc.	660,000
2,000,000	1,2	Cubist Pharmaceuticals, Inc.	20,410,000
1,945,200	1,2,3	Curon Medical, Inc.	2,139,720
1,500,000	2,3	Cypress Biosciences, Inc.	15,765,000
4,000,000	1,2	Cytyc Corp.	104,360,000
96,414	2	DOV Pharmaceutical, Inc., Warrants 6/2/2009	1,071,466
896,300	2	Digirad Corp.	9,034,704
3,072,500	2,3	Dyax Corp.	17,636,150
500,000	1,2	Dynavax Technologies Corp.	2,590,000
600,000	2	Endologix, Inc.	3,882,000
3,555,556	2	Endologix, Inc.	23,004,447
1,312,250	2,4,5	Endologix, Inc.	8,490,258
500,000	1,2	Eyetech Pharmaceuticals, Inc.	21,220,000
200,000	2	Foxhollow Technologies, Inc.	4,116,000
200,000	1,2	Gen-Probe, Inc.	7,008,000
10,000	2	Given Imaging Ltd.	322,500
500,000	1,2	HealthSouth Corp.	2,735,000
685,500	1,2	I-Flow Corp.	9,487,320
1,845,000	1,2,3	INAMED Corp.	98,061,750
3,000,000	1,2,3	Illumina, Inc.	19,350,000
403,216	2	Immunicon Corp.	3,425,320
150,000	1	Intralase Corp.	2,884,500
4,000,000	1,2,3	Isis Pharmaceuticals, Inc.	18,620,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Healthcare--continued
1,091,300	1,2	Kinetic Concepts, Inc.	$54,379,479
1,185,200	1,2	Kosan Biosciences, Inc.	7,407,500
800,200	1,2	Kyphon, Inc.	20,101,024
13,393		Medtronic, Inc.	684,516
23,613	2	Migenix, Inc.	16,868
200,000	1,2	Millennium Pharmaceuticals, Inc.	2,596,000
723,800	1,2	Neurochem, Inc.	11,841,368
1,662,084	2,3	Nicox	8,507,877
1,109,000	2,3	NMT Medical, Inc.	4,990,500
88,900	1,2	Northfield Laboratories, Inc.	1,217,930
37,037	2	Onyx Pharmaceuticals, Inc.	1,039,258
649,145	1,2	Orthofix International NV	23,044,648
2,570,500	1,2,3	Pharmacyclics, Inc.	30,100,555
516,896	2	Point Therapeutics, Inc.	2,037,604
200,000	1,2	Renovis, Inc.	2,290,000
469,087	1,2	Rita Medical Systems, Inc.	1,519,842
458,965	2	Sanarus Medical, Inc., Warrants	0
2,500,000	1	Schering Plough Corp.	45,275,000
2,000,000		Select Medical Corp.	34,380,000
1,000,000	1,2	TLC Vision Corp.	9,530,000
111,200	1	Theravance, Inc.	1,887,064
2,474,711	1,2,3	United Surgical Partners International, Inc.	86,639,632
300,000		UnitedHealth Group, Inc.	21,720,000
500,000	1,2	Urologix, Inc.	2,450,000
2,300,000	1,2	VCA Antech, Inc.	51,566,000
1,100,000	2	VISX, Inc.	18,348,000
1,250,000	2,3	Vical, Inc.	6,336,250
200,000	2	Vicuron Pharmaceuticals, Inc.	2,804,000
229,400	1,2	Vnus Medical Technologies, Inc.	3,447,882
196,500	1,2	World Heart Corp.	210,255
1,410,138	2,3	World Heart Corp., Warrants 9/22/2008	1,004,900
988,800	1,2,3	Xcyte Therapies, Inc.	2,244,576
		TOTAL	1,282,028,525
Shares or Units Held			Value
		COMMON STOCKS--continued
		Industrials--14.5%
386,900	1	51JOBS, Inc., ADR	$10,446,300
2,200,000	2	ABX Air, Inc.	15,136,000
505,400		Bharat Heavy Electricals Ltd.	6,967,017
6,000,000		Cendant Corp.	123,540,000
804,900	1	Chicago Bridge & Iron Co., N.V.	24,911,655
750,000	1,2	CoStar Group, Inc.	30,277,500
300,000	2,3	Concorde Career Colleges, Inc.	4,605,000
1,085,100	1	Cummins, Inc.	76,043,808
804,800	2	DRS Technologies, Inc.	29,149,856
3,764,000		Deutsche Post AG	73,793,249
350,300	1	EDO Corp.	9,801,394
1,000,000	1	Educate, Inc.	12,040,000
1,199,600	1	Expeditors International Washington, Inc.	68,497,160
245,000	2	Exponent, Inc.	6,615,000
1,175,000		FedEx Corp.	107,066,000
40,100	1,2	Forward Air Corp.	1,650,917
2,500,000		General Electric Co.	85,300,000
770,000	1,2	Jet Blue Airways Corp.	16,978,500
600,000	1,2	Kansas City Southern Industries, Inc.	10,170,000
159,000		Kuehne & Nagel International AG	28,832,817
105,800		Larsen & Toubro Ltd.	1,935,369
1,000,000	1	Masco Corp.	34,260,000
652,701	1,2,3	NuCo2, Inc.	13,837,261
1,000,000		Overnite Corp.	32,360,000
1,900,000		Rinker Group Ltd.	12,350,033
1,000,000	1,2	Ryanair Holdings PLC, ADR	28,780,000
300,000		Ryder Systems, Inc.	15,030,000
127,200	1,2	SI International, Inc.	3,298,296
392,200	1	Simpson Manufacturing Co., Inc.	25,210,616
1,000,000	1	United Parcel Service, Inc.	79,180,000
496,800		Walter Industries, Inc.	8,450,568
		TOTAL	996,514,316
Shares or Units Held			Value
		COMMON STOCKS--continued
		Information Technology--16.1%
400,000	1,2	ATI Technologies, Inc.	$7,225,849
1,900,000	1,2	ATI Technologies, Inc.	34,295,000
4,500,000	2	Accenture Ltd.	108,945,000
1,400,000	1,2	Affiliated Computer Services, Inc., Class A	76,370,000
1,083,100	1,2	Altiris, Inc.	29,454,905
750,000	2	Amdocs Ltd.	18,862,500
9,000	2,4,5	Attunity Ltd., Warrants 3/21/2005	5
9,000	2,4,5	Attunity Ltd., Warrants 3/22/2005	5
600,000	1	Autodesk, Inc.	31,650,000
1,447,964	1,2,3	Bankrate, Inc.	14,812,672
1,000,000	1,2	Blackboard Inc.	17,810,000
200,000	2	Broadcom Corp.	5,410,000
2,138,200	2	CSR PLC	13,173,563
1,000,000	2	Check Point Software Technologies Ltd.	22,621,000
500,000	1,2	Citrix Systems, Inc.	12,065,000
1,605,400	2	Cogent, Inc.	30,717,724
300,000	1,2	Cognos, Inc.	11,853,000
1,000,000	1,2	Cypress Semiconductor Corp.	10,530,000
2,250,000	2,3	Digital Impact, Inc.	2,587,500
1,200,000	1,2,3	eCollege.com	11,004,000
1,059,322	4,5	Expand Networks Ltd.	497,881
600,000	1,2	Filenet Corp.	16,698,000
323,800	1,2	Google Inc.	61,750,279
1,500,000	1,2	Homestore.com, Inc.	3,667,500
500,000	1,2	Hyperion Solutions Corp.	20,065,000
1,017,812	2,3	Infocrossing, Inc.	14,972,015
356,234	2,3	Infocrossing, Inc., Warrants 10/21/2008	2,871,693
661,900	1,2	Intrado, Inc.	8,962,126
287,500	1,2	Iron Mountain, Inc.	9,501,875
90,800		Jamdat Mobile, Inc.	2,660,440
2,000,000	1,2,3	Komag, Inc.	33,950,000
2,000,000	1,2,3	M-Systems Flash Disk Pioneers Ltd.	28,120,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Information Technology--continued
4,000,000	1,2	MEMC Electronic Materials	$37,600,000
375,000	1,2	Macromedia, Inc.	10,177,500
3,400,000	1,2,3	Magma Design Automation	44,098,000
186,600	2	Mediagrif Interactive Technologies, Inc.	1,417,293
225,000	1,2	MicroStrategy, Inc., Class A	13,495,500
2,000,000	1	Microsemi Corp.	31,080,000
850,000		Microsoft Corp.	23,791,500
1,000,000	1,2	Mobility Electronics, Inc.	7,020,000
1,475,000	2	NAVTEQ Corp.	59,457,250
3,216,800	1,2,3	NIC, Inc.	13,542,728
1,000,000	1,2	NetIQ Corp.	12,680,000
1,500,000	1,2,3	Online Resources Corp.	10,890,000
530,000	2,3,4,5	Online Resources Corp.	3,847,800
1,191,600	1,2,3	PowerDsine Ltd.	15,335,892
800,000	1,2	Quest Software, Inc.	11,736,000
85,100	2	RADWARE Ltd.	2,101,970
150,000	2	Research in Motion Ltd.	13,230,000
1,200,000	2	S1 Corp.	11,268,000
250,000	1	SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung), ADR	10,662,500
146,300	1,2	Salesforce.com Inc.	2,972,816
500,000	1,2	Sandisk Corp.	10,435,000
3,751,199		Sensable Technologies, Inc.	0
1	4,5	Sensable Technologies, Inc.	277,697
890,228	1,2	Sigmatel Inc.	26,261,726
295,500	1,2	Sonic Solutions	5,865,675
771,000	2	Support.com, Inc.	3,908,970
1,163,600	1,2	TNS, Inc.	22,760,016
500,000	2	Tata Consultancy Services Ltd.	12,731,333
415,900		Telvent GIT, S.A.	3,838,757
723,220	2,4,5	ThermoGenesis Corp.	4,039,184
1,187,500	1,2	Visual Networks, Inc.	3,503,125
800,000	2	Xyratex Ltd.	9,352,000
		TOTAL	1,102,482,764
Shares or Units Held			Value
		COMMON STOCKS--continued
		Materials--0.8%
300,000		Arch Coal, Inc.	$9,756,000
365,480		Cemex S.A. de C.V., ADR	10,591,610
24,292,000		Lee & Man Paper Manufacturing Ltd.	17,789,478
400,000		Newmont Mining Corp.	19,008,000
		TOTAL	57,145,088
		Telecommunication Services--0.7%
250,000	1	Callwave, Inc.	2,562,500
29,931	1,2	Crown Castle International Corp.	458,244
20,000		PT Telekomunikasi Indonesia, Class CS, ADR	381,400
4,500,000	1,2,3	Time Warner Telecom, Inc.	23,040,000
597,800	1,2	Western Wireless Corp., Class A	17,419,892
1,324,700	2	Wireless Matrix Corp.	674,397
		TOTAL	44,536,433
		Utilities--1.3%
9,189,400	2	China Power International Development Ltd.	3,571,393
165,000	1	Consolidated Water Co.	3,598,650
10,000		Electricity Generating Public Co. Ltd.	16,074
8,968,800	1	Enel SpA	81,374,593
		TOTAL	88,560,710
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,809,921,165)	6,258,101,383
		PREFERRED STOCKS--0.8%
		Financials--0.0%
1	4,5	Incuvest LLC, Pfd.	0
		Healthcare--0.4%
686,009	2,4,5	Acadia Pharmaceuticals, Inc., Conv. Pfd.	4,550,298
1,694,915	4,5	Ardais Corp., Conv. Pfd.	1,000,000
790,960	4,5	Ardais Corp., Conv. Pfd., Series C	466,666
3,985	4,5	CompBenefits Corp., Pfd.	2,105,742
4,761,904	4,5	Converge Medical, Inc., Pfd., Series C	1,285,714
446,816	4,5	Cortek, Inc., Conv. Pfd., Series D2	589,797
1,515,152	4,5	Cortex, Inc., Pfd., Series D	2,000,001
2,083,333	4,5	Dexcom, Inc., Pfd., Series B	4,791,666
434,783	4,5	Dexcom, Inc., Pfd., Series C	1,000,001
Shares or Units Held or Principal Amount			Value
		PREFERRED STOCKS--continued
		Healthcare--continued
645,161	4,5	Dia Dexus, Pfd., Series C	$503,226
70,838	4,5	Migenix, Inc., Conv. Pfd.	40,484
70,838	4,5	Migenix, Inc., Conv. Pfd.	30,363
70,838	4,5	Migenix, Inc., Conv. Pfd.	25,302
1,040,000	4,5	Sanarus Medical, Inc., Pfd., Series A	1,074,944
1,448,436	4,5	Sanarus Medical, Inc., Pfd., Series B	1,585,748
4,456,271	4,5	Sanarus Medical, Inc., Pfd., Series C	3,030,264
496,700	3	Xcyte Therapies, Inc., Conv. Pfd.	5,463,700
		TOTAL	29,543,916
		Information Technology--0.0%
679,348	4,5	Multiplex, Inc., Pfd., Series C	135,870
2,000,000		Ryan Hankin Kent, Inc., Pfd., Series B	0
1,333,334	4,5	Sensable Technologies, Inc., Pfd., Series B	725,975
443,979	4,5	Sensable Technologies, Inc., Pfd., Series C	443,979
		TOTAL	1,305,824
		Telecommunication Services--0.4%
500,000	1,3	Crown Castle International Corp., Conv. Pfd., $3.13, Annual Dividend	23,875,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $78,014,085)	54,724,740
		CORPORATE BONDS--0.6%
		Consumer Discretionary--0.4%
$29,900,000	3,4,5	Citadel Broadcasting Corp., Conv. Bond, 1.875%, 2/15/2011	26,349,375
		Consumer Staples--0.1%
3,500,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	3,710,000
		Industrials--0.1%
1,000,000		Roper Industries, Inc., Conv. Bond, 1.4813%, 1/15/2034	475,030
5,000,000		School Specialty, Inc., Sub. Note, 3.75%, 8/1/2023	6,206,250
		TOTAL	6,681,280
		Information Technology--0.0%
2,325,000		Safeguard Scientifics, Inc., 5.00%, 6/15/2006	2,276,291
		Utilities--0.0%
3,000,000	1	Calpine Corp., Sr. Note, 10.50%, 5/15/2006	2,857,500
		TOTAL CORPORATE BONDS (IDENTIFIED COST $44,137,083)	41,874,446
Shares or Units Held			Value
		CORPORATE NOTES--0.0%
		Healthcare--0.0%
1	4,5	Ardais Corp., Conv. Note, 12/31/2004	$434,259
1	4,5	Ardais Corp., Conv. Note, 8.00%, 12/31/2004	434,259
		TOTAL CORPORATE NOTES (IDENTIFIED COST $868,518)	868,518
		MUTUAL FUNDS--17.1%
572,136,722	3	Prime Value Obligations Fund, IS Shares	572,136,722
602,563,317	3	Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	602,563,317
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,174,700,039)	1,174,700,039
		TOTAL INVESTMENTS--109.8% (IDENTIFIED COST $6,107,640,890)6	7,530,269,126
		OTHER ASSETS AND LIABILITIES - NET--(9.8%)	(674,892,742)
		TOTAL NET ASSETS--100%	$6,855,376,384
		SCHEDULE OF SECURITIES SOLD SHORT
100,000		Hollywood Media Corp. (Proceeds $316,971)	$320,000

1 Certain shares are temporarily on loan to unaffiliated broker/dealer.

2 Non-income producing security.

3 Affiliated company. At October 31, 2004, these securities amounted to $2,989,849,249 which represents 58.7% of total net assets.

4 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $139,020,214 which represents 2.0% of total net assets.

5 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, these securities amounted to $139,020,214 which represents 2.0% of total net assets.

6 The cost of investments for federal tax purposes amounts to $6,101,061,939.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at value including $2,989,849,249 of investments in affiliated issuers and $584,414,021 of securities loaned (identified cost $6,107,640,890)		$7,530,269,126
Cash denominated in foreign currencies (identified cost $69,485,589)		69,491,848
Cash		3,795,276
Income receivable		3,057,680
Receivable for investments sold		154,854,995
Receivable for shares sold		16,116,533
TOTAL ASSETS		7,777,585,458
Liabilities:
Securities sold short, at value (proceeds $316,971)	$320,000
Payable for investments purchased	305,058,158
Payable for shares redeemed	8,133,814
Payable for collateral due to broker	602,563,317
Payable for foreign currency exchange contract	2
Payable for distribution service fees (Note 5)	1,454,828
Payable for shareholder services fee (Note 5)	1,393,722
Accrued expenses	3,285,233
TOTAL LIABILITIES		922,209,074
Net assets for 1,347,555,090 shares outstanding		$6,855,376,384
Net Assets Consist of:
Paid-in capital		$5,068,170,227
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,422,625,855
Accumulated net realized gain on investments and foreign currency transactions		364,580,302
TOTAL NET ASSETS		$6,855,376,384

Statement of Assets and Liabilities-continued

October 31, 2004

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,772,380,340 ÷ 347,149,191 shares outstanding), no par value, unlimited shares authorized	$5.11
Offering price per share (100/94.50 of $5.11)1	$5.41
Redemption proceeds per share	$5.11
Class B Shares:
Net asset value per share ($993,476,642 ÷ 198,003,712 shares outstanding), no par value, unlimited shares authorized	$5.02
Offering price per share	$5.02
Redemption proceeds per share (94.50/100 of $5.02)1	$4.74
Class C Shares:
Net asset value per share ($554,798,935 ÷ 110,547,022 shares outstanding), no par value, unlimited shares authorized	$5.02
Offering price per share (100/99.00 of $5.02)1	$5.07
Redemption proceeds per share (99.00/100 of $5.02)1	$4.97
Class K Shares:
Net asset value per share ($3,534,720,467÷ 691,855,165 shares outstanding), no par value, unlimited shares authorized	$5.11
Offering price per share	$5.11
Redemption proceeds per share (99.80/100 of $5.11)1	$5.10

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Dividends (including $12,056,666 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $690,201)		$39,376,723
Interest (including income on securities loaned of $1,567,041)		2,867,246
TOTAL INCOME		42,243,969
Expenses:
Investment adviser fee (Note 5)	$91,637,470
Administrative personnel and services fee (Note 5)	5,148,025
Custodian fees	408,237
Transfer and dividend disbursing agent fees and expenses--Class A Shares (Note 5)	2,000,756
Transfer and dividend disbursing agent fees and expenses--Class B Shares (Note 5)	1,181,047
Transfer and dividend disbursing agent fees and expenses--Class C Shares (Note 5)	610,906
Transfer and dividend disbursing agent fees and expenses--Class K Shares (Note 5)	5,102,229
Directors'/Trustees' fees	29,345
Auditing fees	32,176
Portfolio accounting fees (Note 5)	249,715
Distribution services fee--Class A Shares (Note 5)	3,816,357
Distribution services fee--Class B Shares (Note 5)	6,841,676
Distribution services fee--Class C Shares (Note 5)	3,467,374
Distribution services fee--Class K Shares (Note 5)	17,648,084
Shareholder services fee--Class A Shares (Note 5)	3,816,357
Shareholder services fee--Class B Shares (Note 5)	2,280,559
Shareholder services fee--Class C Shares (Note 5)	1,155,791
Shareholder services fee--Class K Shares (Note 5)	8,824,042
Share registration costs	232,955
Printing and postage	668,691
Insurance premiums	70,619
Miscellaneous	121,171
TOTAL EXPENSES	155,343,582

Statement of Operations-continued

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(9,646,144)
Waiver of administrative personnel and services fee	(247,832)
Waiver of transfer and dividend disbursing agent fees and expenses	(77,308)
Waiver of distribution services fee--Class A Shares	(854,780)
Waiver of distribution services fee--Class C Shares	(35,415)
Waiver of distribution services fee--Class K Shares	(11,179,710)
Reimbursement of shareholder services fee--Class B Shares	(29,502)
Reimbursement of other operating expenses	(12,515)
TOTAL WAIVERS AND REIMBURSEMENTS		$(22,083,206)
Net expenses			$133,260,376
Net investment income (loss)			(91,016,407)
Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $218,771,030 on sale of investments in affiliated issuers (Note 5) and foreign taxes withheld of $142)			496,744,523
Net increase due to reimbursement from Adviser (Note 5)			1,302,668
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(105,953,336)
Net realized and unrealized gain on investments and foreign currency transactions			392,093,855
Change in net assets resulting from operations			$301,077,448

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(91,016,407)	$(64,895,190)
Net realized gain on investments, options and foreign currency transactions	496,744,523	483,084,166
Net increase due to reimbursement from Adviser (Note 5)	1,302,668	--
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(105,953,336)	1,058,143,804
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	301,077,448	1,476,332,780
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(11,551,661)	--
Class B Shares	(7,430,141)	--
Class C Shares	(3,378,416)	--
Class K Shares	(31,244,311)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(53,604,529)	--
Share Transactions:
Proceeds from sale of shares	1,836,299,869	1,931,666,516
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Small Company Stock Fund	--	27,571,282
Proceeds from shares issued in connection with the tax-free transfer of assets from Banknorth Small/Mid Cap Core Fund	13,145,214	--
Net asset value of shares issued to shareholders in payment of distributions declared	49,666,110	--
Cost of shares redeemed	(1,097,024,967)	(1,223,284,177)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	802,086,226	735,953,621
Change in net assets	1,049,559,145	2,212,286,401
Net Assets:
Beginning of period	5,805,817,239	3,593,530,838
End of period	$6,855,376,384	$5,805,817,239

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class K Shares. The financial highlights of the Class K Shares are presented separately. The investment objective of the Fund is capital appreciation.

On September 27, 2003, the Fund received a tax-free transfer of assets from the Riggs Small Company Stock Fund, as follows:

Class A Shares of the Fund Issued	Riggs Small Company Stock Fund Net Assets Received	Unrealized Appreciation1	Net Assets of Fund Prior to Combination	Net Assets of Riggs Small Company Stock Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
5,954,920	$27,571,282	$4,885,828	$5,279,015,765	$27,571,282	$5,306,587,047

1 Unrealized Appreciation is included in the Riggs Small Company Stock Fund Net Assets Received amount shown above.

On August 30, 2004, the Fund received a tax-free transfer of assets from the BankNorth Small/Mid Cap Core Fund, as follows:

Class A Shares of the Fund Issued	BankNorth Small/Mid Cap Core Fund Net Assets Received	Unrealized Appreciation2	Net Assets of Fund Prior to Combination	Net Assets of BankNorth Small/Mid Cap Core Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,715,953	$13,145,214	$3,413,749	$6,435,704,175	$13,145,214	$6,448,849,389

2 Unrealized Appreciation is included in the BankNorth Small/Mid Cap Core Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2004, the Fund had outstanding foreign currency commitments as follows.

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Purchased:
11/1/2004	460,461 Hong Kong Dollar	$59,161	$59,159	$(2)

Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended October 31, 2004, the Fund had no realized gain/loss on written options.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$584,414,021	$602,563,317

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
Apollo Investment Fund V	5/18/2001	$2,729,072
Aradigm Corp.--Warrants 12/17/2006	12/17/2001	--
Ardais Corp., Conv. Note, 12/31/2004	8/6/2004	434,259
Ardais Corp., Conv. Note, 8.00%, 12/31/2004	4/14/2004	434,259
Ardais Corp., Conv. Pfd.	3/2/2001--3/8/2001	9,999,999
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664
Ardais Corp.--Warrants 4/14/2009	4/15/2004	--
Attunity Ltd.--Warrants 3/22/2005	7/13/2000	--
Attunity Ltd.--Warrants 3/21/2005	7/13/2000	--
CompBenefits Corp., Pfd.	5/24/1995--7/12/2000	4,090,205
CompBenefits Corp.	5/24/1995--7/12/2000	176,696
Conceptus, Inc.	4/10/2001	5,000,000
Converge Medical, Inc., Series C Pfd.	10/25/2001	3,000,000
Cortek, Inc.	2/29/2000	1,000,000
Cortex, Inc., Pfd., Series D	6/18/2001	2,000,000
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	589,797
Denovo Ventures I LP	3/9/2000	8,500,000
Security	Acquisition Date	Acquisition Cost
DexCom, Inc., Pfd., Series B	12/1/2000	$3,000,000
DexCom, Inc., Pfd., Series C	5/17/2002	1,000,000
Dia Dexus, Series C	4/4/2000	4,999,998
Endologix, Inc.	12/8/2003--1/23/2004	6,031,079
Expand Networks Ltd.	9/22/2000	2,500,000
FA Private Equity Fund IV LP	3/4/2002	221,984
Greenfield Technology Venture Fund	6/15/1998	88,344
Incuvest LLC, Pfd.	1/6/2000	5,000,000
Infrastructure Fund	8/11/2000	450,000
Internet.com Venture Fund III	5/17/2000--7/28/2000	563,220
Latin Healthcare Fund	11/28/2000	9,934,956
Migenix, Inc., Conv. Pfd.	10/27/2004	1,200,006
Migenix, Inc., Conv. Pfd.	10/27/2004	1,471,687
Migenix, Inc., Conv. Pfd.	10/27/2004	1,200,006
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001
Peachtree Heartlab Partners	4/3/2001	687,794
Peachtree Leadscope LLC	4/30/2002	3,000,000
Peachtree Leadscope LLC	6/30/2000	712,054
Peachtree Open Networks	10/5/2000	990,753
Peachtree Velquest	9/14/2000	494,382
Peachtree/CB Partners	3/8/2000	3,503,863
Rocket Ventures II	7/20/1999	7,015,342
Sanarus Medical, Inc., Pfd., Series A	11/16/1999--7/16/2001	1,560,000
Sanarus Medical, Inc., Pfd., Series B	7/16/2001	2,495,648
Sanarus Medical, Inc., Pfd., Series C	10/23/2003	3,004,288
Sensable Technologies, Inc.	12/16/2003	277,697
Sensable Technologies, Inc., Pfd., Series B	12/23/1997	2,064,237
Sensable Technologies, Inc., Pfd., Series C	4/5/2000	1,474,010
ThermoGenesis Corp.	12/29/1998--3/11/2004	2,892,880

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	199,104,620	$998,975,256	341,026,210	$1,288,773,682
Shares issued in connection with tax-free transfer of assets from Riggs Small Company Stock Fund	--	--	5,954,920	27,571,282
Shares issued in connection with tax-free transfer of assets from BankNorth Small/Mid Cap Core Fund	2,715,953	13,145,214	--	--
Shares issued to shareholders in payment of distributions declared	2,070,151	9,957,448	--	--
Shares redeemed	(99,878,026)	(496,795,631)	(226,850,034)	(816,216,407)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	104,012,698	$525,282,287	120,131,096	$500,128,557

Year Ended October 31	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	62,567,155	$309,410,152	63,680,559	$256,865,845
Shares issued to shareholders in payment of distributions declared	1,407,063	6,683,565	--	--
Shares redeemed	(27,540,244)	(135,576,086)	(23,606,665)	(89,163,640)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	36,433,974	$180,517,631	40,073,894	$167,702,205

Year Ended October 31	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	55,134,068	$272,597,197	45,088,215	$185,435,304
Shares issued to shareholders in payment of distributions declared	525,730	2,502,486	--	--
Shares redeemed	(14,872,665)	(73,100,606)	(11,648,240)	(44,872,769)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	40,787,133	$201,999,077	33,439,975	$140,562,535

Year Ended October 31	2004		2003
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	50,862,351	$255,317,264	49,638,405	$200,591,685
Shares issued to shareholders in payment of distributions declared	6,332,430	30,522,611	--	--
Shares redeemed	(78,282,545)	(391,552,644)	(71,893,206)	(273,031,361)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(21,087,764)	$(105,712,769)	(22,254,801)	$(72,439,676)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	160,146,041	$802,086,226	171,390,164	$735,953,621

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, net operating losses, partnership adjustments and discount accretion/premium amortization on debt securities.

For the year ended October 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gains
$(9,630,449)	$91,179,411	$(81,548,962)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003, was as follows:

	2004	2003
Long-term capital gains	$53,604,529	$--

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain	$397,061,277
Net unrealized appreciation	$1,429,204,806
Capital loss carryforward	$38,892,825

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses from wash sales, partnership investments and discount accretion/premium amortization on debt securities.

At October 31, 2004, the cost of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $6,101,061,939. The net unrealized appreciation of investments for federal tax purposes was $1,429,207,187. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,617,796,419 and net unrealized depreciation from investments for those securities having an excess of cost over value of $188,589,232.

At October 31, 2004, the Fund had a capital loss carryforward of $38,892,825, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$38,892,825

As a result of the tax-free transfer of assets from Banknorth Small/Mid Cap Core Fund, Riggs Small Company Stock Fund, Federated Kaufmann Small Cap Fund, and Federated Aggressive Growth Fund to the Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA) the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the year ended October 31, 2004, the fees paid to FEMCOPA and FIMCO were $69,396,318 and $12,595,008, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $9,035,064 for the period.

Certain of the Fund's assets are managed by Federated Global Investment Management Company (FGIMC) (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2004, the Sub-Adviser earned a sub-adviser fee of $74,220,375.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class K Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended October 31, 2004, FSC retained $1,340,045 in sale charges from the sale of Class A Shares. FSC also retained $4,598 of contingent deferred sales charges relating to redemptions of Class A Shares and $84,174 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class K Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Redemption Fee

The Fund's Class K Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the year ended October 31, 2004, redemption fees of $631,121 were allocated to cover the cost of redemptions.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At October 31, 2004, the Fund had total commitments to limited partnerships and limited liability companies of $47,389,425; of this amount $36,081,095 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $11,308,330.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $4,841,248, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $63,045, after voluntary waiver, if applicable.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $1,329,013, $13,830 of which was contributed subsequent to October 31, 2004. Of the total amount, $12,515 relates to the reimbursement of operating expenses for fees received by Federated from assets invested as a result of frequent trading arrangements; and $1,316,498 relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies (excluding $1,174,700,039 invested in Prime Value Obligations Fund) during the year ended October 31, 2004 are as follows:

Affiliates		Purchase Cost	Sales Proceeds	Dividend Income	Value
1	Advance Auto Parts, Inc.	$49,717,120	$ --	$ --	$289,488,000
1	Anika Therapeutics, Inc.	5,568,384	1,966,238	--	16,373,610
1	Avigen, Inc.	13,937,095	--	--	10,530,000
	B&G Foods Holdings Corp.	6,500,000	--	--	35,447,480
1	Bankrate, Inc.	-	--	--	14,812,672
1	Brillian Corp.	2,225,950	1,907,961	--	1,388,919
1	CB Richard Ellis Services	75,635,200	--	--	103,102,720
1	Central European Media Enterprises Ltd., Class A	12,510,649	--	--	62,661,534
1	Chindex International, Inc.	4,855,806	--	--	4,401,150
	Chindex International, Inc., Warrants	139,194	--	--	492,816
2	Citadel Broadcasting Corp., Conv. Bond, 1.875%, 2/15/2011	19,002,491	--	--	26,349,375
1,2	Conceptus, Inc.	-	--	--	5,139,000
Affiliates		Purchase Cost	Sales Proceeds	Dividend Income	Value
1	Conceptus, Inc.	$19,375,141	$ --	$ --	$30,780,041
2	Conceptus, Inc.	--	--	--	6,117,860
1	Concorde Career Colleges, Inc.	1,063,620	261,038	--	4,605,000
	Crown Castle International Corp., Conv. Pfd., $3.13, Annual Dividend	--	14,504,443	422,612	23,875,000
1	Curon Medical, Inc.	--	2,551,727	--	2,139,720
1	Cypress Biosciences, Inc.	16,700,661	--	--	15,765,000
1	Digital Impact, Inc.	1,802,796	--	--	2,587,500
1	Dyax Corp.	14,698,350	--	--	17,636,150
1	eCollege.com	6,910,358	3,045,269		11,004,000
1	Federal Agricultural Mortgage Association, Class C	--	--	--	17,055,857
1	Illumina, Inc.	6,750,000			19,350,000
1	INAMED Corp.	74,474,880	--	--	98,061,750
1	Infocrossing, Inc.	--	--	--	14,972,015
1	Infocrossing, Inc., Warrants		--	--	2,871,693
1	Isis Pharmaceuticals, Inc.	21,500,801	--	--	18,620,000
	J.D. Wetherspoon PLC	--	--	1,498,367	90,426,040
1	Komag, Inc.	22,808,091	7,389,076	--	33,950,000
	Labranche & Co. Inc.	28,544,078	81,894	--	21,199,100
1	Magma Design Automation	7,625,626	--	--	44,098,000
1	M-Systems Flash Disk Pioneers Ltd.	48,820,076	19,290,551	--	28,120,000
1	NIC, Inc.	--	10,121,056	--	13,542,728
1	Nicox	--	--	--	8,507,877
1	NMT Medical, Inc.	--	--	--	4,990,500
1	NuCo2, Inc.	--	--	--	13,837,261
1	Online Resources Corp.	--	--	--	10,890,000
Affiliates		Purchase Cost	Sales Proceeds	Dividend Income	Value
1,2	Online Resources Corp.	$ --	$ --	$ --	$ 3,847,800
1	PETCO Animal Supplies, Inc.	151,643,488	44,297,916	--	128,726,393
	PetSmart, Inc.	126,406	--	1,100,000	319,800,000
1	Pharmacyclics, Inc.	23,920,937	--	--	30,100,555
1	Philadelphia Consolidated Holding Corp.	3,818,102	11,605,004	--	67,419,144
1	PowerDsine Ltd.	--	--	--	15,335,892
1	Time Warner Telecom, Inc.	30,611,570	4,625,705	--	23,040,000
1	United Surgical Partners International, Inc.	63,802,762	--	--	86,639,632
1	Vical, Inc.	6,875,000	--	--	6,336,250
	World Heart Corp., Warrants	--	--	--	1,004,900
1	Xcyte Therapies, Inc.	6,469,949	24,782	--	2,244,576
	Xcyte Therapies, Inc., Conv. Pfd.	4,967,000	--	--	5,463,700
	TOTAL OF AFFILIATED TRANSACTIONS	$806,324,455	$121,672,660	$3,020,979	$1,815,149,210

1 Non-income producing security.

2 Restricted security.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended October 31, 2004, were as follows:

Purchases	$5,744,479,491
Sales	$4,113,960,870

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Country	Percentage of Net Assets
United States	73.9%
Bermuda	5.7%
Canada	2.8%
Japan	1.9%
United Kingdom	1.5%
Germany	1.3%
Italy	1.2%
Israel	1.0%
India	0.5%
Ireland	0.4%
Netherlands	0.4%
Switzerland	0.4%
Andorra	0.3%
Cayman Islands	0.3%
Guernsey	0.3%
Australia	0.2%
China	0.2%
Mexico	0.1%
France	0.1%
Hong Kong	0.1%
Spain	0.1%
Brazil	0.0%1
Indonesia	0.0%1
Thailand	0.0%1

1 Represents less than 0.1%.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2004, the amount of long-term capital gain designated by the Fund was $53,604,529.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED KAUFMANN FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Kaufmann Fund (one of the portfolios constituting Federated Equity Funds) (the "Fund"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Fund, a portfolio of Federated Equity Funds at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised seven portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Lawrence Auriana has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

James E. Grefenstette Birth Date: November 7, 1962 VICE PRESIDENT Began serving: November 1998	James E. Grefenstette is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Hans P. Utsch has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172677
Cusip 314172669
Cusip 314172651

26396 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

4TH ANNUAL SHAREHOLDER REPORT

October 31, 2004

Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 10/31/2004
Net Asset Value, Beginning of Period	$4.90
Income From Investment Operations:
Net investment income (loss)	(0.06	) [3]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.25
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.04)
Net Asset Value, End of Period	$5.11
Total Return [5]	5.24	% [6]

Ratios to Average Net Assets:
Expenses	1.95%
Net investment income (loss)	(1.29)%
Expense waiver/reimbursement [8]	0.47%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,534,720
Portfolio turnover	73%
Redemption fees consisted of the following per share amounts [9]	$0.00	[10]

1 The Fund changed its fiscal year end from December 31 to October 31. Effective January 1, 2004, Federated Equity Management Company of Pennsylvania became the Fund's investment adviser. Effective April 23, 2001, Federated Investment Management Company served as the Fund's investment adviser. Prior to April 23, 2001, Edgemont Asset Management Corporation served as the Fund's investment adviser.

2 Beginning with the period ended October 31, 2001, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

3 Per share numbers have been calculated using average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

4 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on total returns (Note 5).

7 Computed on an annualized basis.

8 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

9 Effective November 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Periods prior to October 31, 2001 have not been restated to reflect this change.

10 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,				Period Ended		Year Ended December 31,
2003		2002		10/31/2001	[1,2]	2000	1999
$3.54		$4.23		$4.43		$5.95	$5.68

(0.06	) [3]	(0.05	) [3,4]	(0.03	) [3]	(0.05)	(0.06)
1.42		(0.28	) [4]	(0.17)		0.76	1.32
1.36		(0.33)		(0.20)		0.71	1.26

--		(0.36)		--		(2.23)	(0.99)
$4.90		$3.54		$4.23		$4.43	$5.95
38.42%		(8.92)%		(4.51)%		10.86%	26.01%

1.95%		1.95%		1.95	% [7]	1.89%	1.95%
(1.46)%		(1.25	)% [4]	(0.48	)% [7]	(0.80)%	(1.19)%
0.52%		0.45%		0.30	% [7]	0.12%	0.15%

$3,494,765		$2,603,263		$3,018,540		$3,367,994	$3,475,875
72%		65%		74%		78%	78%
$0.00	[10]	$0.00	[10]	$0.00	[10]	--	--

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual:
Class K Shares	$1,000	$1,015.90	$9.88
Hypothetical (assuming a 5% return before expenses):
Class K Shares	$1,000	$1,015.33	$9.88

1 Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

For the fiscal year ended October 31, 2004, the Fund returned 5.24% 1 at net asset value (for Class K Shares), as compared to the average Lipper Mid-Cap Growth Index, which was up 6.18%. 2 Broadly speaking, mid-cap growth stocks were up modestly for the reporting period (the Russell Mid-Cap Growth Index was up 8.8% 3 ), and Federated Kaufmann, with its highly diversified portfolio, participated in the market's move.

The Fund's relative performance was adversely impacted relative to the Russell Midcap Growth Index, we believe, by a somewhat unusual set of circumstances. The earnings of many ordinary companies grew very substantially during the year. We believe this was largely the result of cyclical or transitory factors, such as a lower U.S. dollar, low interest rates, higher oil prices and restrained corporate expenditures. In our view, this has somewhat obscured the higher quality of earnings of many of the companies in the Fund's portfolio--companies which have been growing primarily as a result of non-cyclical factors, such as proprietary products and services or other competitive advantages.

Over the reporting period, we continued to invest in companies that we believe are dominant competitors with a history of strong returns on equity. They have the ability to internally finance their own growth, have strong balance sheets that should enhance competitiveness if interest rates rise, and have strong employee incentives.

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

2 Lipper Mid-Cap Growth Index is the composite performance of the 30 largest mid-cap growth mutual funds, as categorized by Lipper, Inc. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. Investments cannot be made in an index.

3 Russell Midcap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index, with relatively higher price-book ratios and forecasted growth rates. The index does not reflect the deduction of sales charges and expenses that are borne by mutual fund investors. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. Investments cannot be made in an index.

The following tables show the Fund's rankings and total returns as compared with its Lipper peer group and benchmark as of October 31, 2004.

Ranking Based on Total Returns [2]	1-Year	2-Year	3-Year	5-Year	10-Year	15-Year
Federated Kaufmann Fund - Class K Shares	253	80	47	2	8	1
Total Number of Mid-Cap Growth Funds	506	457	407	262	102	41

Average Annual Total Returns for the Period Ended 10/31/2004

	6-Month (Cumulative)	1-Year	3-Year	5-Year	10-Year	15-Year
Federated Kaufmann Fund - Class K Shares [3]	1.39%	5.03%	9.81%	12.73%	12.76%	15.21%
RMGI [4]	5.67%	8.77%	7.67%	(0.19)%	9.81%	10.64%
LMCGI [4]	2.22%	6.18%	5.36%	(2.09)%	8.45%	9.96%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 0.20% redemption fee. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Mid-Cap Growth Index (RMGI) and the Lipper Mid-Cap Growth Index (LMCGI) have been adjusted to reflect reinvestment of all dividends on securities in the indexes.

2 As per Lipper, Inc., Lipper rankings are based on total return and do not take sales charge into account.

3 Total returns reflect the.20% redemption fee.

4 The RMGI and the LMCGI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGI is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth classification, as defined by Lipper, Inc. The index is adjusted for the reinvestment of capital gains and income dividends. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. Investments cannot be made in an index.

Portfolio of Investments Summary Table

At October 31, 2004, the Fund's sector composition 1 was as follows:

Percentage of Total Investments
Consumer Discretionary	20.62%
Healthcare	17.43%
Information Technology	14.69%
Industrials	13.32%
Financials	11.15%
Consumer Staples	2.75%
Energy	1.56%
Utilities	1.21%
Telecommunication Services	0.91%
Materials	0.76%
Cash Equivalents [3]	15.60%
TOTAL	100.0%

1 Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to the classification of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual portfolio securities that are not included in the SPGIC are assigned to an index classification by the Fund's adviser.

2 Percentages are based on total investments, which may differ from total net assets.

3 Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

Portfolio of Investments

October 31, 2004

Shares or Units Held			Value
		COMMON STOCKS--91.3%
		Consumer Discretionary--22.3%
750,000	[1,2]	1-800-FLOWERS.COM, Inc.	$6,056,250
7,400,000	[1,2,3]	Advance Auto Parts, Inc.	289,488,000
166,600	[2]	Alliance Atlantis Communications, Inc., Class B	3,830,357
807,400	[1,2]	Bed Bath & Beyond, Inc.	32,933,846
325,279		Bharat Forge Ltd.	6,252,302
784,700	[1,2,3]	Brillian Corp.	1,388,919
74,500	[2]	Build-A-Bear Workshop, Inc.	1,818,545
100,000	[1,2]	Cabela's, Inc., Class A	2,526,000
200,000		Carnival Corp.	10,112,000
800,000		Centerplate, Inc.	11,000,000
1,000,000	[1]	Centex Corp.	51,940,000
1,770,600	[1,2,3]	Central European Media Enterprises Ltd., Class A	62,661,534
351,000	[1,2]	Cheesecake Factory, Inc.	15,236,910
1,000,000		Clear Channel Communications, Inc.	33,400,000
2,526,000	[2]	Clear Media Ltd.	2,433,995
198,600	[1]	Coachmen Industries, Inc.	2,873,742
800,000	[1,2]	Cost Plus, Inc.	25,840,000
1,049,000		Dollar General Corp.	20,193,250
650,000	[1,2]	Dollar Tree Stores, Inc.	18,785,000
2,138,800	[1,2]	Domino's Pizza, Inc.	35,076,320
9,900	[2]	Dreamworks Animation SKG, Inc.	386,595
500,000	[1]	Family Dollar Stores, Inc.	14,775,000
122,000	[1,2]	Garmin Ltd.	6,100,000
100,000		Hollywood Media Corp.	320,000
101,156	[2]	Hollywood Media Corp., Warrants 5/22/2007	244,669
1,000,000	[1,2]	IAC Interactive Corp.	21,620,000
150,000		International Speedway Corp., Class A	7,056,000
21,095,300	[3]	J.D. Wetherspoon PLC	90,426,040
1,000,000	[2]	Lamar Advertising Co.	41,420,000
330,100	[1,2]	Leapfrog Enterprises, Inc.	4,027,220
500,000	[1,2]	Lodgenet Entertainment	6,775,000
658,100	[2]	Maruti Udyog Ltd.	5,449,448
Shares or Units Held			Value
		COMMON STOCKS--continued
		Consumer Discretionary--continued
1,000,000		New York & Company	$20,700,000
825,000		Orient-Express Hotel Ltd.	14,643,750
3,598,725	[2,3]	PETCO Animal Supplies, Inc.	128,726,393
10,000,000	[1,3]	PetSmart, Inc.	319,800,000
32,396	[2]	SKY Perfect Communications, Inc.	39,490,517
300,000		Speedway Motorsports, Inc.	9,930,000
300,000	[2]	Stamps.com, Inc.	4,164,000
594,700		Texas Roadhouse, Inc.	13,689,994
673,200	[2]	Timberland Co., Class A	41,334,480
200,000	[2]	Toll Brothers, Inc.	9,270,000
125,000	[1]	USS Co. Ltd.	10,122,844
199,400	[1,2]	UnitedGlobalCom, Inc., Class A	1,491,512
1,000,000		Viacom, Inc., Class B	36,490,000
1,000,000	[1,2]	Williams-Sonoma, Inc.	38,170,000
112,300	[1]	Winnebago Industries, Inc.	3,526,220
1,491,000	[2]	Wumart Stores, Inc., Class H	2,547,736
		TOTAL	1,526,544,388
		Consumer Staples--3.0%
2,395,100	[3]	B&G Foods Holdings Corp.	35,447,480
2,000,000	[1,2]	Dean Foods Co.	59,700,000
894,700		General Mills, Inc.	39,590,475
6,428,000		People's Food Holdings Ltd.	4,483,887
400,000	[2]	Shoppers Drug Mart Corp.	12,168,986
1,100,000	[2,4,5]	Shoppers Drug Mart Corp.	33,464,712
225,000	[1]	Whole Foods Market, Inc.	18,321,750
		TOTAL	203,177,290
		Energy--1.7%
200,000	[1]	ENSCO International, Inc.	6,110,000
1,000,000		EnCana Corp.	49,400,000
688,200		Kinder Morgan, Inc.	44,299,434
200,000	[2]	Noble Corp.	9,136,000
100,000	[1,2]	Oil States International, Inc.	1,836,000
200,000	[1,2]	Transocean Sedco Forex, Inc.	7,050,000
		TOTAL	117,831,434
Shares or Units Held			Value
		COMMON STOCKS--continued
		Financials--12.2%
1	[4,5]	Apollo Investment Fund V	$4,471,466
1,500,000	[2]	Assurant, Inc.	40,470,000
2,260,000	[1]	Axis Capital Holdings Ltd.	56,635,600
124,000	[1,2]	BioMed Realty Trust, Inc.	2,254,320
3,980,800	[1,2,3]	CB Richard Ellis Services	103,102,720
894,000	[2]	Calamos Asset Management, Inc.	17,433,000
1,300,000	[1]	Capital One Financial Corp.	95,888,000
99,300	[1,2]	China Finance Online Co., ADR	858,945
1	[4,5]	Denovo Ventures I LP	8,674,364
1,296,000		Endurance Specialty Holdings Ltd.	42,962,400
4,000	[1]	Everest Re Group Ltd.	317,480
1	[2,4,5]	FA Private Equity Fund IV LP	206,868
867,100	[1,2,3]	Federal Agricultural Mortgage Association, Class C	17,055,857
201,400	[1]	Global Signal, Inc.	4,793,320
1	[4,5]	Greenfield Technology Venture Fund	33,287
1,500,000	[1]	IndyMac Bancorp, Inc.	48,390,000
1	[2,4,5]	Infrastructure Fund	155,538
1	[4,5]	Internet.com Venture Fund III	78,940
2,990,000	[1,3]	Labranche & Co. Inc.	21,199,100
1	[4,5]	Latin Healthcare Fund	8,360,167
144,500	[2]	Markel Corp.	45,951,000
1	[4,5]	Peachtree/CB Partners	0
1	[2,4,5]	Peachtree Heartlab Partners	673,750
1	[2,4,5]	Peachtree Leadscope LLC	300,000
1	[4,5]	Peachtree Leadscope LLC	68,340
1	[4,5]	Peachtree Open Networks	0
1	[4,5]	Peachtree Velquest	47,750
1,162,800	[1,2,3]	Philadelphia Consolidated Holding Corp.	67,419,144
1	[4,5]	Rocket Ventures II	424,087
148,160	[1]	SFCG Co. Ltd.	31,193,053
7,618,900	[1]	Shinsei Bank Ltd.	49,676,740
1,000,000	[1]	St. Joe Co.	50,900,000
500,200		State Bank of India	4,935,799
Shares or Units Held			Value
		COMMON STOCKS--continued
		Financials--continued
400,000	[2]	U-Store-It Trust	$6,684,000
31,600	[1]	White Mountains Insurance Group, Inc.	16,122,320
2,546,400	[1]	Willis Group Holdings Ltd.	91,543,080
		TOTAL	839,280,435
		Healthcare--18.7%
500,000	[2]	ATS Medical, Inc.	1,720,000
200,000	[2]	Acadia Pharmaceuticals, Inc.	1,474,000
926,200	[1,2]	Alexion Pharmaceuticals, Inc.	16,528,039
1,003,000	[1]	Allergan, Inc.	71,774,680
1,475,100	[2,3]	Anika Therapeutics, Inc.	16,373,610
650,000	[2,4,5]	Aradigm Corp., Warrants 12/17/2006	83,267
434,259	[2,4]	Ardais Corp., Warrants 1/1/2005	0
434,259	[2]	Ardais Corp., Warrants 4/14/2009	0
912,800	[1,2]	Arena Pharmaceuticals, Inc.	4,929,120
360,300	[1,2]	Arthrocare Corp.	11,100,843
1,000,000	[1,2]	Aspect Medical Systems, Inc.	17,980,000
520,300	[1,2]	Auxilium Pharmaceutical, Inc.	4,551,584
3,000,000	[1,2,3]	Avigen, Inc.	10,530,000
100,000	[1,2]	Biosite Diagnostics, Inc.	4,881,000
897,600	[2]	Boston Scientific Corp.	31,685,280
2,000,000		Cardinal Health, Inc.	93,500,000
1,000,000	[1,2]	Caremark Rx, Inc.	29,970,000
200,000	[1,2]	Cepheid, Inc.	1,804,000
864,336	[2]	Charles River Laboratories International, Inc.	40,442,281
555,000	[2,3]	Chindex International, Inc.	4,401,150
111,000	[2,3]	Chindex International, Inc., Warrants 3/31/2009	492,816
729,800	[1,2]	Community Health Systems, Inc.	19,573,236
347,492	[4,5]	CompBenefits Corp.	304,055
600,000	[2,3,4,5]	Conceptus, Inc.	5,139,000
3,593,700	[1,2,3]	Conceptus, Inc.	30,780,041
714,286	[3,4,5]	Conceptus, Inc.	6,117,860
500,000	[2,4,5]	Cortek, Inc.	660,000
2,000,000	[1,2]	Cubist Pharmaceuticals, Inc.	20,410,000
1,945,200	[1,2,3]	Curon Medical, Inc.	2,139,720
Shares or Units Held			Value
		COMMON STOCKS--continued
		Healthcare--continued
1,500,000	[2,3]	Cypress Biosciences, Inc.	$15,765,000
4,000,000	[1,2]	Cytyc Corp.	104,360,000
96,414	[2]	DOV Pharmaceutical, Inc., Warrants 6/2/2009	1,071,466
896,300	[2]	Digirad Corp.	9,034,704
3,072,500	[2,3]	Dyax Corp.	17,636,150
500,000	[1,2]	Dynavax Technologies Corp.	2,590,000
600,000	[2]	Endologix, Inc.	3,882,000
3,555,556	[2]	Endologix, Inc.	23,004,447
1,312,250	[2,4,5]	Endologix, Inc.	8,490,258
500,000	[1,2]	Eyetech Pharmaceuticals, Inc.	21,220,000
200,000	[2]	Foxhollow Technologies, Inc.	4,116,000
200,000	[1,2]	Gen-Probe, Inc.	7,008,000
10,000	[2]	Given Imaging Ltd.	322,500
500,000	[1,2]	HealthSouth Corp.	2,735,000
685,500	[1,2]	I-Flow Corp.	9,487,320
1,845,000	[1,2,3]	INAMED Corp.	98,061,750
3,000,000	[1,2,3]	Illumina, Inc.	19,350,000
403,216	[2]	Immunicon Corp.	3,425,320
150,000	[1]	Intralase Corp.	2,884,500
4,000,000	[1,2,3]	Isis Pharmaceuticals, Inc.	18,620,000
1,091,300	[1,2]	Kinetic Concepts, Inc.	54,379,479
1,185,200	[1,2]	Kosan Biosciences, Inc.	7,407,500
800,200	[1,2]	Kyphon, Inc.	20,101,024
13,393		Medtronic, Inc.	684,516
23,613	[2]	Migenix, Inc.	16,868
200,000	[1,2]	Millennium Pharmaceuticals, Inc.	2,596,000
723,800	[1,2]	Neurochem, Inc.	11,841,368
1,662,084	[2,3]	Nicox	8,507,877
1,109,000	[2,3]	NMT Medical, Inc.	4,990,500
88,900	[1,2]	Northfield Laboratories, Inc.	1,217,930
37,037	[2]	Onyx Pharmaceuticals, Inc.	1,039,258
649,145	[1,2]	Orthofix International NV	23,044,648
2,570,500	[1,2,3]	Pharmacyclics, Inc.	30,100,555
516,896	[2]	Point Therapeutics, Inc.	2,037,604
Shares or Units Held			Value
		COMMON STOCKS--continued
		Healthcare--continued
200,000	[1,2]	Renovis, Inc.	$2,290,000
469,087	[1,2]	Rita Medical Systems, Inc.	1,519,842
458,965	[2]	Sanarus Medical, Inc., Warrants	0
2,500,000	[1]	Schering Plough Corp.	45,275,000
2,000,000		Select Medical Corp.	34,380,000
1,000,000	[1,2]	TLC Vision Corp.	9,530,000
111,200	[1]	Theravance, Inc.	1,887,064
2,474,711	[1,2,3]	United Surgical Partners International, Inc.	86,639,632
300,000		UnitedHealth Group, Inc.	21,720,000
500,000	[1,2]	Urologix, Inc.	2,450,000
2,300,000	[1,2]	VCA Antech, Inc.	51,566,000
1,100,000	[2]	VISX, Inc.	18,348,000
1,250,000	[2,3]	Vical, Inc.	6,336,250
200,000	[2]	Vicuron Pharmaceuticals, Inc.	2,804,000
229,400	[1,2]	Vnus Medical Technologies, Inc.	3,447,882
196,500	[1,2]	World Heart Corp.	210,255
1,410,138	[2,3]	World Heart Corp., Warrants 9/22/2008	1,004,900
988,800	[1,2,3]	Xcyte Therapies, Inc.	2,244,576
		TOTAL	1,282,028,525
		Industrials--14.5%
386,900	[1]	51JOBS, Inc., ADR	10,446,300
2,200,000	[2]	ABX Air, Inc.	15,136,000
505,400		Bharat Heavy Electricals Ltd.	6,967,017
6,000,000		Cendant Corp.	123,540,000
804,900	[1]	Chicago Bridge & Iron Co., N.V.	24,911,655
750,000	[1,2]	CoStar Group, Inc.	30,277,500
300,000	[2,3]	Concorde Career Colleges, Inc.	4,605,000
1,085,100	[1]	Cummins, Inc.	76,043,808
804,800	[2]	DRS Technologies, Inc.	29,149,856
3,764,000		Deutsche Post AG	73,793,249
350,300	[1]	EDO Corp.	9,801,394
1,000,000	[1]	Educate, Inc.	12,040,000
1,199,600	[1]	Expeditors International Washington, Inc.	68,497,160
245,000	[2]	Exponent, Inc.	6,615,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Industrials--continued
1,175,000		FedEx Corp.	$107,066,000
40,100	[1,2]	Forward Air Corp.	1,650,917
2,500,000		General Electric Co.	85,300,000
770,000	[1,2]	Jet Blue Airways Corp.	16,978,500
600,000	[1,2]	Kansas City Southern Industries, Inc.	10,170,000
159,000		Kuehne & Nagel International AG	28,832,817
105,800		Larsen & Toubro Ltd.	1,935,369
1,000,000	[1]	Masco Corp.	34,260,000
652,701	[1,2,3]	NuCo2, Inc.	13,837,261
1,000,000		Overnite Corp.	32,360,000
1,900,000		Rinker Group Ltd.	12,350,033
1,000,000	[1,2]	Ryanair Holdings PLC, ADR	28,780,000
300,000		Ryder Systems, Inc.	15,030,000
127,200	[1,2]	SI International, Inc.	3,298,296
392,200	[1]	Simpson Manufacturing Co., Inc.	25,210,616
1,000,000	[1]	United Parcel Service, Inc.	79,180,000
496,800		Walter Industries, Inc.	8,450,568
		TOTAL	996,514,316
		Information Technology--16.1%
400,000	[1,2]	ATI Technologies, Inc.	7,225,849
1,900,000	[1,2]	ATI Technologies, Inc.	34,295,000
4,500,000	[2]	Accenture Ltd.	108,945,000
1,400,000	[1,2]	Affiliated Computer Services, Inc., Class A	76,370,000
1,083,100	[1,2]	Altiris, Inc.	29,454,905
750,000	[2]	Amdocs Ltd.	18,862,500
9,000	[2,4,5]	Attunity Ltd., Warrants 3/21/2005	5
9,000	[2,4,5]	Attunity Ltd., Warrants 3/22/2005	5
600,000	[1]	Autodesk, Inc.	31,650,000
1,447,964	[1,2,3]	Bankrate, Inc.	14,812,672
1,000,000	[1,2]	Blackboard Inc.	17,810,000
200,000	[2]	Broadcom Corp.	5,410,000
2,138,200	[2]	CSR PLC	13,173,563
1,000,000	[2]	Check Point Software Technologies Ltd.	22,621,000
500,000	[1,2]	Citrix Systems, Inc.	12,065,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Information Technology--continued
1,605,400	[2]	Cogent, Inc.	$30,717,724
300,000	[1,2]	Cognos, Inc.	11,853,000
1,000,000	[1,2]	Cypress Semiconductor Corp.	10,530,000
2,250,000	[2,3]	Digital Impact, Inc.	2,587,500
1,200,000	[1,2,3]	eCollege.com	11,004,000
1,059,322	[4,5]	Expand Networks Ltd.	497,881
600,000	[1,2]	Filenet Corp.	16,698,000
323,800	[1,2]	Google Inc.	61,750,279
1,500,000	[1,2]	Homestore.com, Inc.	3,667,500
500,000	[1,2]	Hyperion Solutions Corp.	20,065,000
1,017,812	[2,3]	Infocrossing, Inc.	14,972,015
356,234	[2,3]	Infocrossing, Inc., Warrants 10/21/2008	2,871,693
661,900	[1,2]	Intrado, Inc.	8,962,126
287,500	[1,2]	Iron Mountain, Inc.	9,501,875
90,800		Jamdat Mobile, Inc.	2,660,440
2,000,000	[1,2,3]	Komag, Inc.	33,950,000
2,000,000	[1,2,3]	M-Systems Flash Disk Pioneers Ltd.	28,120,000
4,000,000	[1,2]	MEMC Electronic Materials	37,600,000
375,000	[1,2]	Macromedia, Inc.	10,177,500
3,400,000	[1,2,3]	Magma Design Automation	44,098,000
186,600	[2]	Mediagrif Interactive Technologies, Inc.	1,417,293
225,000	[1,2]	MicroStrategy, Inc., Class A	13,495,500
2,000,000	[1]	Microsemi Corp.	31,080,000
850,000		Microsoft Corp.	23,791,500
1,000,000	[1,2]	Mobility Electronics, Inc.	7,020,000
1,475,000	[2]	NAVTEQ Corp.	59,457,250
3,216,800	[1,2,3]	NIC, Inc.	13,542,728
1,000,000	[1,2]	NetIQ Corp.	12,680,000
1,500,000	[1,2,3]	Online Resources Corp.	10,890,000
530,000	[2,3,4,5]	Online Resources Corp.	3,847,800
1,191,600	[1,2,3]	PowerDsine Ltd.	15,335,892
800,000	[1,2]	Quest Software, Inc.	11,736,000
85,100	[2]	RADWARE Ltd.	2,101,970
150,000	[2]	Research in Motion Ltd.	13,230,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Information Technology--continued
1,200,000	[2]	S1 Corp.	$11,268,000
250,000	[1]	SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung), ADR	10,662,500
146,300	[1,2]	Salesforce.com Inc.	2,972,816
500,000	[1,2]	Sandisk Corp.	10,435,000
3,751,199		Sensable Technologies, Inc.	0
1	[4,5]	Sensable Technologies, Inc.	277,697
890,228	[1,2]	Sigmatel Inc.	26,261,726
295,500	[1,2]	Sonic Solutions	5,865,675
771,000	[2]	Support.com, Inc.	3,908,970
1,163,600	[1,2]	TNS, Inc.	22,760,016
500,000	[2]	Tata Consultancy Services Ltd.	12,731,333
415,900		Telvent GIT, S.A.	3,838,757
723,220	[2,4,5]	ThermoGenesis Corp.	4,039,184
1,187,500	[1,2]	Visual Networks, Inc.	3,503,125
800,000	[2]	Xyratex Ltd.	9,352,000
		TOTAL	1,102,482,764
		Materials--0.8%
300,000		Arch Coal, Inc.	9,756,000
365,480		Cemex S.A. de C.V., ADR	10,591,610
24,292,000		Lee & Man Paper Manufacturing Ltd.	17,789,478
400,000		Newmont Mining Corp.	19,008,000
		TOTAL	57,145,088
		Telecommunication Services--0.7%
250,000	[1]	Callwave, Inc.	2,562,500
29,931	[1,2]	Crown Castle International Corp.	458,244
20,000		PT Telekomunikasi Indonesia, Class CS, ADR	381,400
4,500,000	[1,2,3]	Time Warner Telecom, Inc.	23,040,000
597,800	[1,2]	Western Wireless Corp., Class A	17,419,892
1,324,700	[2]	Wireless Matrix Corp.	674,397
		TOTAL	44,536,433
Shares or Units Held			Value
		COMMON STOCKS--continued
		Utilities--1.3%
9,189,400	[2]	China Power International Development Ltd.	$3,571,393
165,000	[1]	Consolidated Water Co.	3,598,650
10,000		Electricity Generating Public Co. Ltd.	16,074
8,968,800	[1]	Enel SpA	81,374,593
		TOTAL	88,560,710
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,809,921,165)	6,258,101,383
		PREFERRED STOCKS--0.8%
		Financials--0.0%
1	[4,5]	Incuvest LLC, Pfd.	0
		Healthcare--0.4%
686,009	[2,4,5]	Acadia Pharmaceuticals, Inc., Conv. Pfd.	4,550,298
1,694,915	[4,5]	Ardais Corp., Conv. Pfd.	1,000,000
790,960	[4,5]	Ardais Corp., Conv. Pfd., Series C	466,666
3,985	[4,5]	CompBenefits Corp., Pfd.	2,105,742
4,761,904	[4,5]	Converge Medical, Inc., Pfd., Series C	1,285,714
446,816	[4,5]	Cortek, Inc., Conv. Pfd., Series D2	589,797
1,515,152	[4,5]	Cortex, Inc., Pfd., Series D	2,000,001
2,083,333	[4,5]	Dexcom, Inc., Pfd., Series B	4,791,666
434,783	[4,5]	Dexcom, Inc., Pfd., Series C	1,000,001
645,161	[4,5]	Dia Dexus, Pfd., Series C	503,226
70,838	[4,5]	Migenix, Inc., Conv. Pfd.	40,484
70,838	[4,5]	Migenix, Inc., Conv. Pfd.	30,363
70,838	[4,5]	Migenix, Inc., Conv. Pfd.	25,302
1,040,000	[4,5]	Sanarus Medical, Inc., Pfd., Series A	1,074,944
1,448,436	[4,5]	Sanarus Medical, Inc., Pfd., Series B	1,585,748
4,456,271	[4,5]	Sanarus Medical, Inc., Pfd., Series C	3,030,264
496,700	[3]	Xcyte Therapies, Inc., Conv. Pfd.	5,463,700
		TOTAL	29,543,916
Shares or Units Held or Principal Amount			Value
		PREFERRED STOCKS--continued
		Information Technology--0.0%
679,348	[4,5]	Multiplex, Inc., Pfd., Series C	135,870
2,000,000		Ryan Hankin Kent, Inc., Pfd., Series B	0
1,333,334	[4,5]	Sensable Technologies, Inc., Pfd., Series B	725,975
443,979	[4,5]	Sensable Technologies, Inc., Pfd., Series C	443,979
		TOTAL	1,305,824
		Telecommunication Services--0.4%
500,000	[1,3]	Crown Castle International Corp., Conv. Pfd., $3.13, Annual Dividend	23,875,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $78,014,085)	54,724,740
		CORPORATE BONDS--0.6%
		Consumer Discretionary--0.4%
$29,900,000	[3,4,5]	Citadel Broadcasting Corp., Conv. Bond, 1.875%, 2/15/2011	$26,349,375
		Consumer Staples--0.1%
3,500,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	3,710,000
		Industrials--0.1%
1,000,000		Roper Industries, Inc., Conv. Bond, 1.4813%, 1/15/2034	475,030
5,000,000		School Specialty, Inc., Sub. Note, 3.75%, 8/1/2023	6,206,250
		TOTAL	6,681,280
		Information Technology--0.0%
2,325,000		Safeguard Scientifics, Inc., 5.00%, 6/15/2006	2,276,291
		Utilities--0.0%
3,000,000	[1]	Calpine Corp., Sr. Note, 10.50%, 5/15/2006	2,857,500
		TOTAL CORPORATE BONDS (IDENTIFIED COST $44,137,083)	41,874,446
		CORPORATE NOTES--0.0%
		Healthcare--0.0%
1	[4,5]	Ardais Corp., Conv. Note, 12/31/2004	434,259
1	[4,5]	Ardais Corp., Conv. Note, 8.00%, 12/31/2004	434,259
		TOTAL CORPORATE NOTES (IDENTIFIED COST $868,518)	868,518
Shares or Units Held			Value
		MUTUAL FUNDS--17.1%
572,136,722	[3]	Prime Value Obligations Fund, IS Shares	$572,136,722
602,563,317	[3]	Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	602,563,317
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,174,700,039)	1,174,700,039
		TOTAL INVESTMENTS - 109.8%(IDENTIFIED COST $6,107,640,890) [6]	7,530,269,126
		OTHER ASSETS AND LIABILITITES - NET--(9.8%)	(674,892,742)
		TOTAL NET ASSETS--100%	$6,855,376,384
		SCHEDULE OF SECURITIES SOLD SHORT
100,000		Hollywood Media Corp. (Proceeds $316,971)	$320,000

1 Certain shares are temporarily on loan to unaffiliated broker/dealer.

2 Non-income producing security.

3 Affiliated company. At October 31, 2004, these securities amounted to $2,989,849,249 which represents 58.7% of total net assets.

4 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $139,020,214 which represents 2.0% of total net assets.

5 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, these securities amounted to $139,020,214 which represents 2.0% of total net assets.

6 The cost of investments for federal tax purposes amounts to $6,101,061,939.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at value including $2,989,849,249 of investments in affiliated issuers and $584,414,021 of securities loaned (identified cost $6,107,640,890)		$7,530,269,126
Cash denominated in foreign currencies (identified cost $69,485,589)		69,491,848
Cash		3,795,276
Income receivable		3,057,680
Receivable for investments sold		154,854,995
Receivable for shares sold		16,116,533
TOTAL ASSETS		7,777,585,458
Liabilities:
Securities sold short, at value (proceeds $316,971)	$320,000
Payable for investments purchased	305,058,158
Payable for shares redeemed	8,133,814
Payable for collateral due to broker	602,563,317
Payable for foreign currency exchange contract	2
Payable for distribution service fees (Note 5)	1,454,828
Payable for shareholder services fee (Note 5)	1,393,722
Accrued expenses	3,285,233
TOTAL LIABILITIES		922,209,074
Net assets for 1,347,555,090 shares outstanding		$6,855,376,384
Net Assets Consist of:
Paid-in capital		$5,068,170,227
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,422,625,855
Accumulated net realized gain on investments and foreign currency transactions		364,580,302
TOTAL NET ASSETS		$6,855,376,384

Statement of Assets and Liabilities - continued

October 31, 2004

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,772,380,340 ÷ 347,149,191 shares outstanding), no par value, unlimited shares authorized	$5.11
Offering price per share (100/94.50 of $5.11) [1]	$5.41
Redemption proceeds per share	$5.11
Class B Shares:
Net asset value per share ($993,476,642 ÷ 198,003,712 shares outstanding), no par value, unlimited shares authorized	$5.02
Offering price per share	$5.02
Redemption proceeds per share (94.50/100 of $5.02) [1]	$4.74
Class C Shares:
Net asset value per share ($554,798,935 ÷ 110,547,022 shares outstanding), no par value unlimited shares authorized	$5.02
Offering price per share (100/99.00 of $5.02) [1]	$5.07
Redemption proceeds per share (99.00/100 of $5.02) [1]	$4.97
Class K Shares:
Net asset value per share ($3,534,720,467 ÷ 691,855,165 shares outstanding)	$5.11
Offering price per share	$5.11
Redemption proceeds per share (99.80/100 of $5.11) [1]	$5.10

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Dividends (including $12,056,666 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $690,201)		$39,376,723
Interest (including income on securities loaned of $1,567,041)		2,867,246
TOTAL INCOME		42,243,969
Expenses:
Investment adviser fee (Note 5)	$91,637,470
Administrative personnel and services fee (Note 5)	5,148,025
Custodian fees	408,237
Transfer and dividend disbursing agent fees and expenses--Class A Shares (Note 5)	2,000,756
Transfer and dividend disbursing agent fees and expenses--Class B Shares (Note 5)	1,181,047
Transfer and dividend disbursing agent fees and expenses--Class C Shares (Note 5)	610,906
Transfer and dividend disbursing agent fees and expenses--Class K Shares (Note 5)	5,102,229
Directors'/Trustees' fees	29,345
Auditing fees	32,176
Portfolio accounting fees (Note 5)	249,715
Distribution services fee--Class A Shares (Note 5)	3,816,357
Distribution services fee--Class B Shares (Note 5)	6,841,676
Distribution services fee--Class C Shares (Note 5)	3,467,374
Distribution services fee--Class K Shares (Note 5)	17,648,084
Shareholder services fee--Class A Shares (Note 5)	3,816,357
Shareholder services fee--Class B Shares (Note 5)	2,280,559
Shareholder services fee--Class C Shares (Note 5)	1,155,791
Shareholder services fee--Class K Shares (Note 5)	8,824,042
Share registration costs	232,955
Printing and postage	668,691
Insurance premiums	70,619
Miscellaneous	121,171
TOTAL EXPENSES	155,343,582

Statement of Operations - continued

Year Ended October 31, 2004

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(9,646,144)
Waiver of administrative personnel and services fee	(247,832)
Waiver of transfer and dividend disbursing agent fees and expenses	(77,308)
Waiver of distribution services fee--Class A Shares	(854,780)
Waiver of distribution services fee--Class C Shares	(35,415)
Waiver of distribution services fee--Class K Shares	(11,179,710)
Reimbursement of shareholder services fee--Class B Shares	(29,502)
Reimbursement of other operating expenses	(12,515)
TOTAL WAIVERS AND REIMBURSEMENTS		$(22,083,206)
Net expenses			$133,260,376
Net investment income (loss)			(91,016,407)
Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $218,771,030 on sale of investments in affiliated issuers (Note 5) and foreign taxes withheld of $142)			496,744,523
Net increase due to reimbursement from Adviser (Note 5)			1,302,668
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(105,953,336)
Net realized and unrealized gain on investments and foreign currency transactions			392,093,855
Change in net assets resulting from operations			$301,077,448

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(91,016,407)	$(64,895,190)
Net realized gain on investments, options and foreign currency transactions	496,744,523	483,084,166
Net increase due to reimbursement from Adviser (Note 5)	1,302,668	--
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(105,953,336)	1,058,143,804
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	301,077,448	1,476,332,780
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(11,551,661)	--
Class B Shares	(7,430,141)	--
Class C Shares	(3,378,416)	--
Class K Shares	(31,244,311)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(53,604,529)	--
Share Transactions:
Proceeds from sale of shares	1,836,299,869	1,931,666,516
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Small Company Stock Fund	--	27,571,282
Proceeds from shares issued in connection with the tax-free transfer of assets from BankNorth Small/Mid Cap Core Fund	13,145,214	--
Net asset value of shares issued to shareholders in payment of distributions declared	49,666,110	--
Cost of shares redeemed	(1,097,024,967)	(1,223,284,177)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	802,086,226	735,953,621
Change in net assets	1,049,559,145	2,212,286,401
Net Assets:
Beginning of period	5,805,817,239	3,593,530,838
End of period	$6,855,376,384	$5,805,817,239

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class K Shares. The financial highlights of Class A, B, and C Shares are presented separately. The investment objective of the Fund is capital appreciation.

On September 27, 2003, the Fund received a tax-free transfer of assets from the Riggs Small Company Stock Fund, as follows:

Class A Shares of the Fund Issued	Riggs Small Company Stock Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Riggs Small Company Stock Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
5,954,920	$27,571,282	$4,885,828	$5,279,015,765	$27,571,282	$5,306,587,047

1 Unrealized Appreciation is included in the Riggs Small Company Stock Fund Net Assets Received amount shown above.

On August 30, 2004, the Fund received a tax-free transfer of assets from the BankNorth Small/Mid Cap Core Fund, as follows:

Class A Shares of the Fund Issued	BankNorth Small/Mid Cap Core Fund Net Assets Received	Unrealized Appreciation [2]	Net Assets of Fund Prior to Combination	Net Assets of BankNorth Small/Mid Cap Core Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,715,953	$13,145,214	$3,413,749	$6,435,704,175	$13,145,214	$6,448,849,389

2 Unrealized Appreciation is included in the BankNorth Small/Mid Cap Core Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2004, the Fund had outstanding foreign currency commitments as set forth below.

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Purchased:
11/1/2004	460,461 Hong Kong Dollar	$59,161	$59,159	$(2)

Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended October 31, 2004, the Fund had no realized gain/loss on written options.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$584,414,021	$602,563,317

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees held at October 31, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
Apollo Investment Fund V	5/18/2001	$2,729,072
Aradigm Corp.--Warrants 12/17/2006	12/17/2001	--
Ardais Corp., Conv. Note, 12/31/2004	8/6/2004	434,259
Ardais Corp., Conv. Note, 8.00%, 12/31/2004	4/14/2004	434,259
Ardais Corp., Conv. Pfd.	3/2/2001--3/8/2001	9,999,999
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664
Ardais Corp.--Warrants 4/14/2009	4/15/2004	--
Attunity Ltd.--Warrants 3/22/2005	7/13/2000	--
Attunity Ltd.--Warrants 3/21/2005	7/13/2000	--
CompBenefits Corp., Pfd.	5/24/1995--7/12/2000	4,090,205
CompBenefits Corp.	5/24/1995--7/12/2000	176,696
Conceptus, Inc.	4/10/2001	5,000,000
Converge Medical, Inc., Series C Pfd.	10/25/2001	3,000,000
Cortek, Inc.	2/29/2000	1,000,000
Cortex, Inc., Pfd., Series D	6/18/2001	2,000,000
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	589,797
Denovo Ventures I LP	3/9/2000	8,500,000
DexCom, Inc., Pfd., Series B	12/1/2000	3,000,000
DexCom, Inc., Pfd., Series C	5/17/2002	1,000,000
Dia Dexus, Series C	4/4/2000	4,999,998
Endologix, Inc.	12/8/2003--1/23/2004	6,031,079
Expand Networks Ltd.	9/22/2000	2,500,000
FA Private Equity Fund IV LP	3/4/2002	221,984
Greenfield Technology Venture Fund	6/15/1998	88,344
Incuvest LLC, Pfd.	1/6/2000	5,000,000
Infrastructure Fund	8/11/2000	450,000
Internet.com Venture Fund III	5/17/2000--7/28/2000	563,220
Latin Healthcare Fund	11/28/2000	9,934,956
Migenix, Inc., Conv. Pfd.	10/27/2004	1,200,006
Migenix, Inc., Conv. Pfd.	10/27/2004	1,471,687
Migenix, Inc., Conv. Pfd.	10/27/2004	1,200,006
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001
Peachtree Heartlab Partners	4/3/2001	687,794
Peachtree Leadscope LLC	4/30/2002	3,000,000
Security	Acquisition Date	Acquisition Cost
Peachtree Leadscope LLC	6/30/2000	$ 712,054
Peachtree Open Networks	10/5/2000	990,753
Peachtree Velquest	9/14/2000	494,382
Peachtree/CB Partners	3/8/2000	3,503,863
Rocket Ventures II	7/20/1999	7,015,342
Sanarus Medical, Inc., Pfd., Series A	11/16/1999--7/16/2001	1,560,000
Sanarus Medical, Inc., Pfd., Series B	7/16/2001	2,495,648
Sanarus Medical, Inc., Pfd., Series C	10/23/2003	3,004,288
Sensable Technologies, Inc.	12/16/2003	277,697
Sensable Technologies, Inc., Pfd., Series B	12/23/1997	2,064,237
Sensable Technologies, Inc., Pfd., Series C	4/5/2000	1,474,010
ThermoGenesis Corp.	12/29/1998--3/11/2004	2,892,880

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	199,104,620	$998,975,256	341,026,210	$1,288,773,682
Shares issued in connection with tax-free transfer of assets from Riggs Small Company Stock Fund	--	--	5,954,920	27,571,282
Shares issued in connection with tax-free transfer of assets from BankNorth Small/Mid Cap Core Fund	2,715,953	13,145,214	--	--
Shares issued to shareholders in payment of distributions declared	2,070,151	9,957,448	--	--
Shares redeemed	(99,878,026)	(496,795,631)	(226,850,034)	(816,216,407)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	104,012,698	$525,282,287	120,131,096	$500,128,557

Year Ended October 31	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	62,567,155	$309,410,152	63,680,559	$256,865,845
Shares issued to shareholders in payment of distributions declared	1,407,063	6,683,565	--	--
Shares redeemed	(27,540,244)	(135,576,086)	(23,606,665)	(89,163,640)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	36,433,974	$180,517,631	40,073,894	$167,702,205

Year Ended October 31	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	55,134,068	$272,597,197	45,088,215	$185,435,304
Shares issued to shareholders in payment of distributions declared	525,730	2,502,486	--	--
Shares redeemed	(14,872,665)	(73,100,606)	(11,648,240)	(44,872,769)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	40,787,133	$201,999,077	33,439,975	$140,562,535

Year Ended October 31	2004		2003
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	50,862,351	$255,317,264	49,638,405	$200,591,685
Shares issued to shareholders in payment of distributions declared	6,332,430	30,522,611	--	--
Shares redeemed	(78,282,545)	(391,552,644)	(71,893,206)	(273,031,361)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(21,087,764)	$(105,712,769)	(22,254,801)	$(72,439,676)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	160,146,041	$802,086,226	171,390,164	$735,953,621

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, net operating losses, partnership adjustments and discount accretion/premium amortization on debt securities.

For the year ended October 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gains
$(9,630,449)	$91,179,411	$(81,548,962)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003, was as follows:

	2004	2003
Long-term capital gains	$53,604,529	$--

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain	$397,061,277
Unrealized appreciation	$1,429,204,806
Capital loss carryforward	$38,892,825

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for deferral of losses from wash sales, partnership investments and discount accretion/premium amortization on debt securities.

At October 31, 2004, the cost of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $6,101,061,939. The net unrealized appreciation of investments for federal tax purposes was $1,429,207,187. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,617,796,419 and net unrealized depreciation from investments for those securities having an excess of cost over value of $188,589,232.

At October 31, 2004, the Fund had a capital loss carryforward of $38,892,825, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$38,892,825

As a result of the tax-free transfer of assets from Banknorth Small/Mid Cap Core Fund, Riggs Small Company Stock Fund, Federated Kaufmann Small Cap Fund and Federated Aggressive Growth Fund to the Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA) the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the year ended October 31, 2004, the fees paid to FEMCOPA and FIMCO were $69,396,318 and $12,595,008, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $9,035,064 for the period.

Certain of the Fund's assets are managed by Federated Global Investment Management Company (FGIMC) (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2004, the Sub-Adviser earned a sub-adviser fee of $74,220,375.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class K Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended October 31, 2004, FSC retained $1,340,045 in sale charges from the sale of Class A Shares. FSC also retained $4,598 of contingent deferred sales charges relating to redemptions of Class A Shares and $84,174 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class K Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Redemption Fee

The Fund's Class K Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. For the year ended October 31, 2004, redemption fees of $631,121were allocated to cover the cost of redemptions.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At October 31, 2004, the Fund had total commitments to limited partnerships and limited liability companies of $47,389,425; of this amount $36,081,095 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $11,308,330.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ) through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $4,841,248, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $63,045, after voluntary waiver, if applicable.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $1,329,013, $13,830 of which was contributed subsequent to October 31, 2004. Of the total amount, $12,515 relates to the reimbursement of operating expenses for fees received by Federated from assets invested as a result of frequent trading arrangements; and $1,316,498 relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies (excluding $1,174,700,039 invested in Prime Value Obligations Fund) during the year ended October 31, 2004 are as follows:

Affiliates		Purchase Cost	Sales Cost	Dividend Income	Value
[1]	Advance Auto Parts, Inc.	$49,717,120	$ 0	$ --	$289,488,000
[1]	Anika Therapeutics, Inc.	5,568,384	1,966,238	--	16,373,610
[1]	Avigen, Inc.	13,937,095	--	--	10,530,000
	B&G Foods Holdings Corp.	6,500,000	--	--	35,447,480
[1]	Bankrate, Inc.	--	--	--	14,812,672
[1]	Brillian Corp.	2,225,950	1,907,961	--	1,388,919
[1]	CB Richard Ellis Services	75,635,200	--	--	103,102,720
[1]	Central European Media Enterprises Ltd., Class A	12,510,649	--	--	62,661,534
[1]	Chindex International, Inc.	4,855,806	--	--	4,401,150
	Chindex International, Inc., Warrants	139,194	--	--	492,816
[2]	Citadel Broadcasting Corp., Conv. Bond, 1.875%, 2/15/2011	19,002,491	--	--	26,349,375
[1,2]	Conceptus, Inc.	--	--	--	5,139,000
[1]	Conceptus, Inc.	19,375,141	--	--	30,780,041
Affiliates		Purchase Cost	Sales Cost	Dividend Income	Value
[2]	Conceptus, Inc.	$ --	$ --	$ --	$ 6,117,860
[1]	Concorde Career Colleges, Inc.	1,063,620	261,038	--	4,605,000
	Crown Castle International Corp., Conv. Pfd., $3.13, Annual Dividend	-	14,504,443	422,612	23,875,000
[1]	Curon Medical, Inc.	--	2,551,727	--	2,139,720
[1]	Cypress Biosciences, Inc.	16,700,661	--	--	15,765,000
[1]	Digital Impact, Inc.	1,802,796	--	--	2,587,500
[1]	Dyax Corp.	14,698,350	--	--	17,636,150
[1]	eCollege.com	6,910,358	3,045,269	--	11,004,000
[1]	Federal Agricultural Mortgage Association, Class C	--	--	--	17,055,857
[1]	Illumina, Inc.	6,750,000	--	--	19,350,000
[1]	INAMED Corp.	74,474,880	--	--	98,061,750
[1]	Infocrossing, Inc.	--	--	-	14,972,015
[1]	Infocrossing, Inc., Warrants	--	--	--	2,871,693
[1]	Isis Pharmaceuticals, Inc.	21,500,801	-	-	18,620,000
	J.D. Wetherspoon PLC	--	--	1,498,367	90,426,040
[1]	Komag, Inc.	22,808,091	7,389,076	--	33,950,000
	Labranche & Co. Inc.	28,544,078	81,894	--	21,199,100
[1]	Magma Design Automation	7,625,626	--	--	44,098,000
[1]	M-Systems Flash Disk Pioneers Ltd.	48,820,076	19,290,551	--	28,120,000
[1]	NIC, Inc.	--	10,121,056	--	13,542,728
[1]	Nicox	--	--	--	8,507,877
[1]	NMT Medical, Inc.	--	--	--	4,990,500
[1]	NuCo2, Inc.	--	--	--	13,837,261
[1]	Online Resources Corp.	--	--	--	10,890,000
[1,2]	Online Resources Corp.	--	--	--	3,847,800
[1]	PETCO Animal Supplies, Inc.	151,643,488	44,297,916	--	128,726,393
	PetSmart, Inc.	126,406	--	1,100,000	319,800,000
[1]	Pharmacyclics, Inc.	23,920,937	--	--	30,100,555
Affiliates		Purchase Cost	Sales Cost	Dividend Income	Value
[1]	Philadelphia Consolidated Holding Corp.	$ 3,818,102	$ 11,605,004	$ --	$ 67,419,144
[1]	PowerDsine Ltd.	--	--	--	15,335,892
[1]	Time Warner Telecom, Inc.	30,611,570	4,625,705	--	23,040,000
[1]	United Surgical Partners International, Inc.	63,802,762	--	--	86,639,632
[1]	Vical, Inc.	6,875,000	--	--	6,336,250
	World Heart Corp., Warrants	--	--	--	1,004,900
[1]	Xcyte Therapies, Inc.	6,469,949	24,782	--	2,244,576
	Xcyte Therapies, Inc., Conv. Pfd.	4,967,000	--	--	5,463,700
	TOTAL OF AFFILIATED TRANSACTIONS	$806,324,455	$121,672,660	$3,020,979	$1,815,149,210

1 Non-income producing security.

2 Restricted security.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended October 31, 2004, were as follows:

Purchases	$5,744,479,491
Sales	$4,113,960,870

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Country	Percentage of Net Assets
United States	73.9%
Bermuda	5.7%
Canada	2.8%
Japan	1.9%
United Kingdom	1.5%
Germany	1.3%
Italy	1.2%
Israel	1.0%
India	0.5%
Country	Percentage of Net Assets
Ireland	0.4%
Netherlands	0.4%
Switzerland	0.4%
Andorra	0.3%
Cayman Islands	0.3%
Guernsey	0.3%
Australia	0.2%
China	0.2%
Mexico	0.1%
France	0.1%
Hong Kong	0.1%
Spain	0.1%
Brazil	0.0% [1]
Indonesia	0.0% [1]
Thailand	0.0% [1]

1 Represents less than 0.1%.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2004, the amount of long-term capital gain designated by the Fund was $53,604,529.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED KAUFMANN FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Kaufmann Fund (one of the portfolios constituting Federated Equity Funds) (the "Fund"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2000, were audited by other auditors whose report, dated February 1, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Fund of Federated Equity Funds at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised seven portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Lawrence Auriana has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

James E. Grefenstette Birth Date: November 7, 1962 VICE PRESIDENT Began serving: November 1998	James E. Grefenstette is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Hans P. Utsch has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's webssite. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's webssite at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172644

26851 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Small Cap Fund

Established 2002

A Portfolio of Federated Equity Funds

2ND ANNUAL SHAREHOLDER REPORT

October 31, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 10/31/2004		Period Ended 10/31/2003	[1]
Net Asset Value, Beginning of Period	$17.07		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.31	) [2]	(0.21	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	2.79		7.28
TOTAL FROM INVESTMENT OPERATIONS	2.48		7.07
Less Distributions:
Distributions from net realized gain on investments	(0.25)		--
Net Asset Value, End of Period	$19.30		$17.07
Total Return [3]	14.72%		70.70%

Ratios to Average Net Assets:
Expenses	1.95%		1.95	% [4]
Net investment income (loss)	(1.72)%		(1.67	)% [4]
Expense waiver/reimbursement [5]	0.31%		0.85	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$216,310		$121,125
Portfolio turnover	68%		70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 10/31/2004		Period Ended 10/31/2003	[1]
Net Asset Value, Beginning of Period	$17.04		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.41	) [2]	(0.29	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	2.78		7.33
TOTAL FROM INVESTMENT OPERATIONS	2.37		7.04
Less Distributions:
Distributions from net realized gain on investments	(0.25)		--
Net Asset Value, End of Period	$19.16		$17.04
Total Return [3]	14.09%		70.40%

Ratios to Average Net Assets:
Expenses	2.50%		2.50	% [4]
Net investment income (loss)	(2.27)%		(2.22	)% [4]
Expense waiver/reimbursement [5]	0.26%		0.80	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$87,938		$43,390
Portfolio turnover	68%		70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 10/31/2004		Period Ended 10/31/2003	[1]
Net Asset Value, Beginning of Period	$17.04		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.41	) [2]	(0.29	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	2.78		7.33
TOTAL FROM INVESTMENT OPERATIONS	2.37		7.04
Less Distributions:
Distributions from net realized gain on investments	(0.25)		--
Net Asset Value, End of Period	$19.16		$17.04
Total Return [3]	14.09%		70.40%

Ratios to Average Net Assets:
Expenses	2.50%		2.50	% [4]
Net investment income (loss)	(2.27)%		(2.22	)% [4]
Expense waiver/reimbursement [5]	0.26%		0.80	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$100,873		$47,696
Portfolio turnover	68%		70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,043.80	$10.02
Class B Shares	$1,000	$1,040.70	$12.82
Class C Shares	$1,000	$1,040.70	$12.82
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.33	$ 9.88
Class B Shares	$1,000	$1,012.57	$12.65
Class C Shares	$1,000	$1,012.57	$12.65

1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%

Management's Discussion of Fund Performance

The stock market as a whole posted positive returns during the reporting period from November 1, 2003 to October 31, 2004. Small cap stocks 1 outperformed versus large cap companies but underperformed mid cap stocks. The Russell 2000 Index, 2 representing small cap stocks, increased 11.73% versus the 9.42% increase of the S&P 500 Index 3 and the 15.09% increase of the Russell Mid Cap Index. 4 In terms of investment styles, growth and value, the Russell 2000 Value Index 5 significantly outperformed the Russell 2000 Growth Index 6 by 12.46% during the reporting period.

For the reporting period, Federated Kaufmann Small Cap Fund's Class A, Class B, and Class C Shares total returns were 14.72%, 14.09%, and 14.09%, respectively, based on net asset value, 7 while its benchmark, the Russell 2000 Growth Index, returned 5.53% and the Lipper Small Cap Growth Funds Average 8 returned 2.52%. The fund's Class A Shares ranked 15 out of 515 funds (in top 3%) for the one-year reporting period based on total returns in the Lipper Small Cap Growth Funds category. On October 31, 2004, assets in the fund totaled $405.1 million. The fund invests primarily in smaller capitalization, growth-oriented companies.

1 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

2 The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. Investments cannot be made in an index.

3 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

4 The Russell Mid Cap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Investment cannot be made in an index.

5 The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investments cannot be made in an index.

6 The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Investments cannot be made in an index.

7 Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns based on offering price, (i.e. less any applicable sales charges) for Class A, Class B, and Class C Shares were 8.43%, 8.59%, and 11.97%, respectively. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

8 The Lipper Small Cap Growth Funds Average represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category. These total returns are reported net of expenses and other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. Investments cannot be made in an average.

The fund's performance was due primarily to strong stock selection in the Consumer Discretionary, Healthcare, and Industrials sectors. Companies such as Central European Media Enterprises Ltd. , PETCO Animal Supplies , Inc. , and PETsMART, Inc. added strongly to the Consumer Discretionary sector performance. Healthcare sector companies Dyax Corp. , Cytyc Corp. , and Inveresk Research Group, Inc. also contributed positively to returns. The Industrials sector benefited from the strong returns of ABX Air, Inc. , EGL, Inc. , Expeditors International Washington, Inc. , and Forward Air Corp .. The laggard sectors for the fund were Energy and Financial. Both of these sectors outperformed the benchmark during the reporting period while the fund remained underweight in these sectors. Specific stocks such as Quality Distribution, Inc. , Dynavax Technologies Corp. , and Conexant Systems, Inc. hurt performance.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Kaufmann Small Cap Fund (Class A Shares) (the "Fund") from December 18, 2002 (start of performance) to October 31, 2004, compared to the Russell 2000 Growth Index (R2000G) 2 and the Lipper Small Cap Growth Funds Average (LSCGFA). 3

Average Annual Total Return [4] for the Period Ended 10/31/2004
1 Year	8.43%
Start of Performance (12/18/2002)	38.95%

Performance data quoted represents past performance and is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and the LSCGFA have been adjusted to reflect reinvestment of all dividends on securities in the index and average. Indexes are unmanaged and it is not possible to invest directly in an index.

2 The R2000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. Investments cannot be made directly in an index.

3 The LSCGFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance. Investments cannot be made directly in an average.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Kaufmann Small Cap Fund (Class B Shares) (the "Fund") from December 18, 2002 (start of performance) to October 31, 2004, compared to the Russell 2000 Growth Index (R2000G) 2 and the Lipper Small Cap Growth Funds Average (LSCGFA). 3

Average Annual Total Return [4] for the Period Ended 10/31/2004
1 Year	8.59%
Start of Performance (12/18/2002)	40.77%

Performance data quoted represents past performance and is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a 4.75% contingent deferred sales charge on any redemption less than two years from purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and the LSCGFA have been adjusted to reflect reinvestment of all dividends on securities in the index and average. Indexes are unmanaged and it is not possible to invest directly in an index.

2 The R2000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. Investments cannot be made directly in an index.

3 The LSCGFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance. Investments cannot be made directly in an average.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Kaufmann Small Cap Fund (Class C Shares) (the "Fund") from December 18, 2002 (start of performance) to October 31, 2004, compared to the Russell 2000 Growth Index (R2000G) 2 and the Lipper Small Cap Growth Funds Average (LSCGFA). 3

Average Annual Total Return [4] for the Period Ended 10/31/2004
1 Year	12.04%
Start of Performance (12/18/2002)	41.89%

Performance data quoted represents past performance and is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and the LSCGFA have been adjusted to reflect reinvestment of all dividends on securities in the index and average. Indexes are unmanaged and it is not possible to invest directly in an index.

2 The R2000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. Investments cannot be made directly in an index.

3 The LSCGFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance. Investment cannot be made directly in an average.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Table

At October 31, 2004, the Fund's sector composition 1 of its investments was as follows:

Percentage of Total Investments [2]
Consumer Discretionary	32.8%
Consumer Staples	0.5%
Financial	2.8%
Healthcare	23.1%
Industrials	15.8%
Information Technology	23.1%
Materials	0.5%
Telecommunication Services	0.7%
Utilities	0.1%
Cash Equivalents [3]	0.6%
TOTAL	100.0%

1 Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's adviser.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

Portfolio of Investments

October 31, 2004

Shares			Value
		COMMON STOCKS--99.2%
		Consumer Discretionary--32.7%
237,590	[1]	1-800-FLOWERS.COM, Inc.	$1,918,539
165,500	[1]	A.C. Moore Arts & Crafts, Inc.	4,264,108
572,082	[1]	Advance Auto Parts, Inc.	22,379,848
29,250		Applebee's International, Inc.	668,948
24,200	[1]	Arbitron, Inc.	875,314
83,400	[1]	Buffalo Wild Wings, Inc.	2,401,920
20,000	[1]	Cabela's, Inc., Class A	505,200
108,750	[1]	Cache, Inc.	1,706,831
120,100	[1]	Carter's, Inc.	3,778,346
81,100	[1]	Celebrate Express, Inc.	1,377,889
52,500		Centerplate, Inc.	721,875
611,800	[1]	Central European Media Enterprises Ltd., Class A	21,651,602
139,280	[1]	Cheesecake Factory, Inc.	6,046,145
25,900	[1]	Citadel Broadcasting Corp.	376,845
180,800		Coachmen Industries, Inc.	2,616,176
19,745	[1]	Cost Plus, Inc.	637,764
90,300	[1]	Ctrip.com International Ltd., ADR	3,609,291
38,400	[1]	Design Within Reach, Inc.	616,320
108,518	[1]	Dick's Sporting Goods, Inc.	3,906,648
9,970	[1]	Entercom Communication Corp.	331,004
11,300	[1]	Getty Images, Inc.	668,169
72,836		International Speedway Corp., Class A	3,426,205
616,520		J.D. Wetherspoon PLC	2,642,743
56,600	[1]	LKQ Corp.	926,259
26,350	[1]	Lamar Advertising Co.	1,091,417
106,900	[1]	Lodgenet Entertainment Corp.	1,448,495
296,298	[1]	Monro Muffler Brake, Inc.	7,210,412
57,800	[1]	New York & Company	1,196,460
57,206		Orient-Express Hotel Ltd.	1,015,407
137,700	[1]	PC Mall, Inc.	2,124,023
396,600	[1]	PETCO Animal Supplies, Inc.	14,186,382
191,680		PETsMART, Inc.	6,129,926
Shares			Value
		COMMON STOCKS--continued
		Consumer Discretionary--continued
16,600		Ruby Tuesday, Inc.	$410,020
1,699	[1]	SKY Perfect Communications, Inc.	2,071,070
147,000	[1]	Select Comfort Corp.	2,516,640
105,700		Speedway Motorsports, Inc.	3,498,670
10,250	[1]	Stamps.com, Inc.	142,270
59,500	[1]	Texas Roadhouse, Inc.	1,369,690
5,900		Winnebago Industries, Inc.	185,260
		TOTAL	132,650,131
		Consumer Staples--0.5%
51,900	[1]	B&G Foods Holdings Corp.	768,120
51,300	[1]	NBTY, Inc.	1,412,802
		TOTAL	2,180,922
		Financials--2.8%
23,958	[1]	Affiliated Managers Group	1,337,815
14,900		BioMed Realty Trust, Inc.	270,882
23,400		Endurance Specialty Holdings Ltd.	775,710
46,969		Federal Agricultural Mortgage Association, Class C	923,880
75,000		First Potomac Realty Trust	1,516,500
16,800		Global Signal, Inc.	399,840
25,300		IndyMac Bancorp, Inc.	816,178
16,300		Mercury General Corp.	838,309
29,100	[1]	Philadelphia Consolidated Holding Corp.	1,687,218
6,820		SFCG Co. Ltd.	1,435,857
19,300		St. Joe Co.	982,370
23,400	[1]	U-Store-It Trust	391,014
		TOTAL	11,375,573
		Healthcare--23.1%
398,400	[1]	Abgenix, Inc.	3,629,424
34,200	[1]	Acadia Pharmaceuticals, Inc.	252,054
280,000	[1]	Acusphere, Inc.	1,783,600
314,378	[1]	Alexion Pharmaceuticals, Inc.	5,610,075
44,200	[1]	Arthrocare Corp.	1,361,802
119,100	[1]	Auxilium Pharmaceutical, Inc.	1,041,887
94,500	[1]	Biovail Corp.	1,769,040
187,338	[1]	CV Therapeutics, Inc.	3,134,165
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
693,800	[1]	Cambridge Heart, Inc.	$457,908
192,700	[1]	Ciphergen Biosystems, Inc.	709,136
65,700	[1]	Community Health Systems, Inc.	1,762,074
1,200	[1]	Conceptus, Inc.	10,278
152,580	[1]	Cytyc Corp.	3,980,812
94,500	[1]	Digirad Corp.	952,560
387,500	[1]	Discovery Partners International	1,829,000
456,000	[1]	Dynavax Technologies Corp.	2,362,080
161,400	[1]	Endocardial Solutions, Inc.	1,828,662
119,200	[1]	Endologix, Inc.	771,224
55,600	[1]	Eyetech Pharmaceuticals, Inc.	2,359,664
9,100	[1]	Foxhollow Technologies, Inc.	187,278
623,600	[1]	Genaera Corp.	2,478,810
155,200	[1]	Genta, Inc.	388,000
67,600	[1]	I-Flow Corp.	935,584
87,194	[1]	INAMED Corp.	4,634,361
108,978	[1]	Illumina, Inc.	702,908
6,400	[1]	Intralase Corp.	123,072
15,000	[1]	Invitrogen Corp.	868,500
42,434	[1]	Kyphon, Inc.	1,065,942
24,000	[1]	Magellan Health Services, Inc.	897,600
148,500	[1]	Mannkind Corp.	2,601,720
305,620	[1]	Medarex, Inc.	2,325,768
318,100	[1]	Neurochem, Inc.	5,204,116
242,081	[1]	Orthofix International NV	8,593,876
116,100	[1]	Penwest Pharmaceuticals Co.	1,263,168
650,000	[1]	Point Therapeutics, Inc.	2,562,300
325,000	[1]	Point Therapeutics, Inc., Warrants	1,103,208
69,300	[1]	Progenics Pharmaceuticals, Inc.	1,034,996
55,500	[1]	Regeneron Pharmaceuticals, Inc.	403,485
117,300	[1]	Spectrum Pharmaceuticals, Inc.	686,205
9,700	[1]	Symbion, Inc.	150,738
133,900	[1]	TLC Vision Corp.	1,276,067
11,100	[1]	Theravance, Inc.	188,367
39,300	[1]	Transkaryotic Therapies, Inc.	680,283
68,300	[1]	Triad Hospitals, Inc.	2,255,949
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
75,660	[1]	United Surgical Partners International, Inc.	$2,648,857
12,100		UnitedHealth Group, Inc.	876,040
85,260	[1]	VCA Antech, Inc.	1,911,529
103,100	[1]	VISX, Inc.	1,719,708
395,500	[1]	Vertex Pharmaceuticals, Inc.	4,303,040
348,500	[1]	Vical, Inc.	1,766,547
74,200	[1]	Vicuron Pharmaceuticals, Inc.	1,040,284
19,700	[1]	Vnus Medical Technologies, Inc.	296,091
170,100	[1]	YM Biosciences, Inc.	356,164
6,500	[1]	Zoll Medical Corp.	208,000
		TOTAL	93,344,006
		Industrials--15.8%
22,600	[1]	51JOBS, Inc., ADR	610,200
2,284,700	[1]	ABX Air, Inc.	15,718,736
31,348		American Power Conversion Corp.	604,390
65,182	[1]	CoStar Group, Inc.	2,631,397
53,040	[1]	Concorde Career Colleges, Inc.	814,164
118,040	[1]	DRS Technologies, Inc.	4,275,409
61,720	[1]	Dollar Thrifty Automotive Group	1,488,686
54,800	[1]	Educate, Inc.	659,792
69,804		Expeditors International Washington, Inc.	3,985,808
32,366	[1]	Exponent, Inc.	873,882
193,160	[1]	Forward Air Corp.	7,952,397
272,800	[1]	Innovative Solutions and Support, Inc.	5,723,344
70,426	[1]	Monster Worldwide, Inc.	1,975,449
138,500	[1]	NuCo2, Inc.	2,936,200
234,200		Overnite Corp.	7,578,712
742,500	[1]	Quality Distribution, Inc.	4,009,500
15,500		Simpson Manufacturing Co., Inc.	996,340
116,488	[1]	Vicor Corp.	1,082,174
		TOTAL	63,916,580
		Information Technology--23.0%
203,800		ARM Holdings PLC, ADR	1,088,292
116,360	[1]	ATI Technologies, Inc.	2,100,298
58,000		Adtran, Inc.	1,252,800
32,518	[1]	Altiris, Inc.	884,327
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
34,700	[1]	August Technology Corp.	$270,487
47,300	[1]	Bankrate, Inc.	483,879
47,600	[1]	Blackboard Inc.	847,756
17,392	[1]	Business Objects SA, ADR	443,844
93,660	[1]	Cabot Microelectronics Corp.	3,374,570
181,922	[1]	Ceva, Inc.	1,371,692
74,800	[1]	Cherokee International Corp.	516,120
250,000	[1]	Citadel Security Software, Inc.	832,250
121,600	[1]	Cogent, Inc.	2,326,694
24,852	[1]	Cognos, Inc.	981,903
262,399	[1]	Conexant Systems, Inc.	453,950
663,900	[1]	Digital Impact, Inc.	763,485
91,400	[1]	Digital Theater Systems, Inc.	1,554,714
79,249	[1]	eCollege.com	726,713
147,500	[1]	ESS Technology, Inc.	964,650
224,100	[1]	Epicor Software Corp.	3,444,417
82,252	[1]	Filenet Corp.	2,289,073
53,072	[1]	Foundry Networks, Inc.	643,763
97,856	[1]	Fundtech Ltd.	684,992
54,000	[1]	Hummingbird Ltd.	1,194,912
19,900	[1]	Hyperion Solutions Corp.	798,587
282,000	[1]	Indus International, Inc.	479,400
298,333	[1]	Infocrossing, Inc.	4,388,479
89,059	[1]	Infocrossing, Inc., Warrants	717,927
132,372	[1]	Informatica Corp.	1,033,825
75,760	[1]	Integrated Device Technology, Inc.	895,483
53,098		Intersil Holding Corp.	866,559
82,382	[1]	Intrado, Inc.	1,115,452
31,245	[1]	Iron Mountain, Inc.	1,032,647
5,500	[1]	Jamdat Mobile, Inc.	161,150
89,600	[1]	Komag, Inc.	1,520,960
90,700	[1]	M-Systems Flash Disk Pioneers Ltd.	1,275,242
291,600	[1]	MEMC Electronic Materials, Inc.	2,741,040
77,400	[1]	MKS Instruments, Inc.	1,224,468
39,300	[1]	Macromedia, Inc.	1,066,602
159,502	[1]	Magma Design Automation	2,068,741
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
165,084	[1]	Mediagrif Interactive Technologies, Inc.	$1,253,871
3,700	[1]	MicroStrategy, Inc., Class A	221,926
210,000	[1]	Microsemi Corp.	3,263,400
186,500	[1]	Mobility Electronics, Inc.	1,309,230
220,500	[1]	Motive, Inc.	3,362,625
68,000	[1]	NAVTEQ Corp.	2,741,080
273,142	[1]	NIC, Inc.	1,149,928
56,200	[1]	NetIQ Corp.	712,616
149,900	[1]	Niku Corp.	2,188,540
423,359	[1]	Online Resources Corp.	2,746,886
45,000	[1,2,3]	Online Resources Corp.	326,700
266,880	[1]	Pervasive Software, Inc.	1,047,237
164,600	[1]	QAD, Inc.	1,257,544
76,600	[1]	Quest Software, Inc.	1,123,722
305,630	[1]	Radvision Ltd.	3,306,917
36,200	[1]	Research in Motion Ltd.	3,192,840
124,800	[1]	S1 Corp.	1,171,872
41,600		SS&C Technologies, Inc.	983,424
23,710	[1]	Sandisk Corp.	494,828
117,612	[1]	Sigmatel Inc.	3,469,554
128,200	[1]	Silicon Storage Technology	955,090
103,000	[1]	Sonic Solutions, Inc.	2,044,550
58,300	[1]	Staktek Holdings, Inc.	206,965
216,500	[1]	Support.com, Inc.	1,097,655
25,400	[1]	Telvent GIT, S.A.	234,442
74,300	[1]	Ultratech, Inc.	1,264,586
76,928	[1]	ValueClick, Inc.	714,661
40,750	[1]	Visual Networks, Inc.	120,213
172,892	[1]	Vitesse Semiconductor Corp.	470,266
		TOTAL	93,315,311
		Materials--0.5%
69,700	[1]	Glamis Gold Ltd.	1,382,151
17,240		Steel Dynamics, Inc.	572,368
		TOTAL	1,954,519
Shares			Value
		COMMON STOCKS--continued
		Telecommunication Services--0.7%
137,200	[1]	TALK America Holdings, Inc.	$780,668
66,200	[1]	Western Wireless Corp., Class A	1,929,068
		TOTAL	2,709,736
		Utilities--0.1%
11,800		Consolidated Water Co.	257,358
		TOTAL COMMON STOCKS (IDENTIFIED COST $356,658,180)	401,704,136
		MUTUAL FUND--0.6%
2,462,919	[4]	Prime Value Obligations Fund, IS Shares (at net asset value)	2,462,919
		TOTAL INVESTMENTS--99.8% (IDENTIFIED COST $359,121,099) [5]	404,167,055
		OTHER ASSETS AND LIABILITIES - NET--0.2%	953,324
		TOTAL NET ASSETS--100%	$405,120,379

1 Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $326,700 which represents 0.1% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, these securities amounted to $326,700 which represents 0.1% of total net assets.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to $360,063,556.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at value including $2,462,919 of investments in affiliated issuers (Note 5) (identified cost $359,121,099)		$404,167,055
Cash		207,544
Cash denominated in foreign currencies (identified cost $11,915)		11,987
Income receivable		90,072
Receivable for investments sold		437,353
Receivable for shares sold		2,431,408
TOTAL ASSETS		407,345,419
Liabilities:
Payable for investments purchased	$942,246
Payable for shares redeemed	869,437
Payable for foreign currency exchange contracts	12
Payable for distribution services fee (Note 5)	150,928
Payable for shareholder services fee (Note 5)	82,479
Payable for transfer and dividend disbursing agent fees and expenses	107,934
Accrued expenses	72,004
TOTAL LIABILITIES		2,225,040
Net assets for 21,062,562 shares outstanding		$405,120,379
Net Assets Consist of:
Paid-in capital		$336,779,390
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		45,046,103
Accumulated net realized gain on investments and foreign currency transactions		23,301,512
Net investment income (loss)		(6,626)
TOTAL NET ASSETS		$405,120,379
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($216,310,139 ÷ 11,207,570 shares outstanding), no par value, unlimited shares authorized		$19.30
Offering price per share (100/94.50 of $19.30) [1]		$20.42
Redemption proceeds per share		$19.30
Class B Shares:
Net asset value per share ($87,937,586 ÷ 4,589,115 shares outstanding), no par value, unlimited shares authorized		$19.16
Offering price per share		$19.16
Redemption proceeds per share (94.50/100 of $19.16) [1]		$18.11
Class C Shares:
Net asset value per share ($100,872,654 ÷ 5,265,877 shares outstanding), no par value, unlimited shares authorized		$19.16
Offering price per share (100/99.00 of $19.16) [1]		$19.35
Redemption proceeds per share (99.00/100 of $19.16) [1]		$18.97

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Dividends (including $70,710 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $7,543)			$766,230
Expenses:
Investment adviser fee (Note 5)		$4,658,806
Administrative personnel and services fee (Note 5)		261,763
Custodian fees		33,585
Transfer and dividend disbursing agent fees and expenses (Note 5)		464,504
Directors'/Trustees' fees		2,131
Auditing fees		28,632
Legal fees		3,957
Portfolio accounting fees		105,277
Distribution services fee--Class A Shares (Note 5)		437,426
Distribution services fee--Class B Shares (Note 5)		526,772
Distribution services fee--Class C Shares (Note 5)		612,954
Shareholder services fee--Class A Shares (Note 5)		437,426
Shareholder services fee--Class B Shares (Note 5)		175,591
Shareholder services fee--Class C Shares (Note 5)		204,318
Share registration costs		130,411
Printing and postage		60,662
Insurance premiums		8,084
Miscellaneous		2,976
TOTAL EXPENSES		8,155,275
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(821,646)
Waiver of administrative personnel and services fee	(12,639)
Waiver of transfer and dividend disbursing agent fees and expenses	(6,477)
Waiver of distribution services fee--Class A Shares	(87,485)
TOTAL WAIVERS AND REIMBURSEMENT		(928,247)
Net expenses			7,227,028
Net investment income (loss)			(6,460,798)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			29,801,195
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			14,366,268
Net realized and unrealized gain on investments and foreign currency transactions			44,167,463
Change in net assets resulting from operations			$37,706,665

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(6,460,798)	$(914,421)
Net realized gain on investments and foreign currency transactions	29,801,195	4,127,247
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	14,366,268	30,679,835
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	37,706,665	33,892,661
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(1,808,137)	--
Class B Shares	(675,185)	--
Class C Shares	(775,015)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,258,337)	--
Share Transactions:
Proceeds from sale of shares	302,826,615	194,473,480
Net asset value of shares issued to shareholders in payment of distributions declared	2,672,605	--
Cost of shares redeemed	(147,038,105)	(16,155,205)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	158,461,115	178,318,275
Change in net assets	192,909,443	212,210,936
Net Assets:
Beginning of period	212,210,936	--
End of period (including net investment income (loss) of $(6,626) and $0, respectively)	$405,120,379	$212,210,936

1 For the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The primary investment objective of the Fund is appreciation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2004, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Sold: 11/1/2004	1,268,520 Japanese Yen	$11,975	$11,987	$(12)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Year Ended 10/31/2004		Period Ended 10/31/2003 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	10,018,883	$183,214,693	7,947,749	$113,973,222
Shares issued to shareholders in payment of distributions declared	84,607	1,437,466	--	--
Shares redeemed	(5,990,616)	(108,147,571)	(853,053)	(12,720,794)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,112,874	$76,504,588	7,094,696	$101,252,428

	Year Ended 10/31/2004		Period Ended 10/31/2003 [1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,969,353	$54,192,213	2,699,319	$39,031,409
Shares issued to shareholders in payment of distributions declared	34,604	586,541	--	--
Shares redeemed	(961,187)	(17,500,463)	(152,974)	(2,358,312)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	2,042,770	$37,278,291	2,546,345	$36,673,097

	Year Ended 10/31/2004		Period Ended 10/31/2003 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,599,810	$65,419,709	2,872,041	$41,468,849
Shares issued to shareholders in payment of distributions declared	38,265	648,598	--	--
Shares redeemed	(1,171,866)	(21,390,071)	(72,373)	(1,076,099)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,466,209	$44,678,236	2,799,668	$40,392,750
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	8,621,853	$158,461,115	12,440,709	$178,318,275

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions and net operating losses.

For the year ended October 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Net Investment Income (Loss)	Accumulated Net Realized Gains
$6,454,172	$(6,454,172)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended October 31, 2004 and the period ended October 31, 2003, was as follows:

	2004	2003
Ordinary income [1]	$3,258,337	--

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$19,124,315
Undistributed long-term capital gains	$5,113,021
Net unrealized appreciation	$44,103,646

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses from wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

At October 31, 2004, the cost of investments for federal tax purposes was $360,063,556. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from changes in foreign currency exchange rates was $44,103,499. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $73,417,832 and net unrealized depreciation from investments for those securities having an excess of cost over value of $29,314,333.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA) the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the year ended October 31, 2004, the fees paid to FEMCOPA and FIMCO were $3,323,300 and $513,860, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $70,710 for the period.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2004, the Sub-Adviser earned a sub-adviser fee of $3,799,447.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor from the net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended October 31, 2004, FSC retained $238,717 in sale charges from the sale of Class A Shares. FSC also retained $2,251 of contingent deferred sales charges relating to redemptions of Class A Shares and $58,085 relating to redemption of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $135,082, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $12,507, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended October 31, 2004, were as follows:

Purchases	$380,842,291
Sales	$221,568,037

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2004, the Fund did not designate any long-term capital gains dividends.

For the fiscal year ended October 31, 2004, 2.5% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED KAUFMANN SMALL CAP FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Kaufmann Small Cap Fund (one of the portfolios constituting Federated Equity Funds) (the "Fund"), as of October 31, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Small Cap Fund of Federated Equity Funds at October 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised seven portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Lawrence Auriana has been the Fund's Portfolio Manager since December 2002. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

James E. Grefenstette Birth Date: November 7, 1962 VICE PRESIDENT Began serving: November 1998	James E. Grefenstette is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Hans P. Utsch has been the Fund's Portfolio Manager since December 2002. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Kaufmann Small Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172636
Cusip 314172628
Cusip 314172610

29503 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Large Cap Growth Fund

Established 1998

A Portfolio of Federated Equity Funds

6TH ANNUAL SHAREHOLDER REPORT

October 31, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$7.37		$6.47		$7.95		$13.37		$12.78
Income From Investment Operations:
Net investment income (loss)	(0.02	) [1]	(0.03	) [1]	(0.04	) [1]	(0.06)		(0.13	) [1]
Net realized and unrealized gain (loss) on investments	0.21		0.93		(1.44)		(5.36)		0.72
TOTAL FROM INVESTMENT OPERATIONS	0.19		0.90		(1.48)		(5.42)		0.59
Net Asset Value, End of Period	$7.56		$7.37		$6.47		$ 7.95		$13.37
Total Return [2]	2.58%		13.91%		(18.62)%		(40.54)%		4.62%

Ratios to Average Net Assets:
Expenses	1.44	% [3]	1.56	% [3]	1.46	% [3]	1.37%		1.25%
Net investment income (loss)	(0.31)%		(0.44)%		(0.47)%		(0.60)%		(0.84)%
Expense waiver/reimbursement [4]	0.01%		0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$144,921		$148,090		$144,499		$228,433		$427,514
Portfolio turnover	103%		126%		233%		221%		173%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.43%, 1.54%, and 1.44% after taking into account these expense reductions for the years ended October 31 2004, 2003, and 2002, respectively.

4 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$7.13		$6.31		$7.82		$13.24		$12.75
Income From Investment Operations:
Net investment income (loss)	(0.08	) [1]	(0.08	) [1]	(0.09	) [1]	(0.16)		(0.24	) [1]
Net realized and unrealized gain (loss) on investments	0.21		0.90		(1.42)		(5.26)		0.73
TOTAL FROM INVESTMENT OPERATIONS	0.13		0.82		(1.51)		(5.42)		0.49
Net Asset Value, End of Period	$7.26		$7.13		$6.31		$ 7.82		$13.24
Total Return [2]	1.82%		13.00%		(19.31)%		(40.94)%		3.84%

Ratios to Average Net Assets:
Expenses	2.19	% [3]	2.31	% [3]	2.21	% [3]	2.12%		2.00%
Net investment income (loss)	(1.06)%		(1.19)%		(1.22)%		(1.35)%		(1.59)%
Expense waiver/reimbursement [4]	0.01%		0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$95,901		$116,166		$121,572		$205,699		$400,171
Portfolio turnover	103%		126%		233%		221%		173%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.18%, 2.29%, and 2.19% after taking into account these expense reductions for the years ended October 31, 2004, 2003, and 2002, respectively.

4 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$7.13		$6.31		$7.82		$13.23		$12.75
Income From Investment Operations:
Net investment income (loss)	(0.08	) [1]	(0.08	) [1]	(0.09	) [1]	(0.15)		(0.24	) [1]
Net realized and unrealized gain (loss) on investments	0.21		0.90		(1.42)		(5.26)		0.72
TOTAL FROM INVESTMENT OPERATIONS	0.13		0.82		(1.51)		(5.41)		0.48
Net Asset Value, End of Period	$7.26		$7.13		$6.31		$ 7.82		$13.23
Total Return [2]	1.82%		13.00%		(19.31)%		(40.89)%		3.76%

Ratios to Average Net Assets:
Expenses	2.19	% [3]	2.31	% [3]	2.21	% [3]	2.12%		2.00%
Net investment income (loss)	(1.06)%		(1.19)%		(1.22)%		(1.35)%		(1.59)%
Expense waiver/reimbursement [4]	0.01%		0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$13,866		$15,444		$16,067		$30,148		$57,560
Portfolio turnover	103%		126%		233%		221%		173%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.18%, 2.29%, and 2.19% after taking into account these expense reductions for the years ended October 31, 2004, 2003, and 2002, respectively.

4 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 994.70	$ 7.22
Class B Shares	$1,000	$ 990.50	$10.96
Class C Shares	$1,000	$ 990.50	$10.96
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$ 1,017.90	$ 7.30
Class B Shares	$1,000	$ 1,014.13	$11.09
Class C Shares	$1,000	$ 1,014.13	$11.09

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.44%
Class B Shares	2.19%
Class C Shares	2.19%

Management's Discussion of Fund Performance

For the 12-month reporting period from November 1, 2003 through October 31, 2004, the Federated Large Cap Growth Fund's Class A, Class B, and Class C shares produced total returns of 2.58%, 1.82%, and 1.82%, respectively, based on net asset value. 1 During the same period, the Fund's benchmark, the Russell 1000 Growth Index returned 3.38%. 2

During the past year, the equity markets digested the outsized gains achieved during the powerful snap-back rally in the final nine months of calendar-year 2003. In addition, investors were rightfully concerned about the uncertainty of the U.S. presidential election, the fear of terrorism, the spike in energy prices, the deceleration in the rate of growth in both the U.S. economy and corporate earnings, and higher interest rates. The combination of both good sector allocation decisions and individual stock selections contributed to the fund's solid performance during this reporting period.

On the positive side, our significantly underweighted position in a poorly performing Healthcare category resulted in a relative performance advantage of 83 basis points over the Russell 1000 Growth Index, with Forest Labs and Aetna Inc. serving as two of our stellar performers. We were also underweight Information Technology--the market's single worst-performing category--which contributed 66 basis points of outperformance, and we enjoyed great investment returns from stocks such as Symantec Corp. (SYMC) and Microsoft Corp .. Our overweighted position in Materials stocks such as Placer Dome Inc. served us well, as the category performed strongly when commodity prices rebounded over the past six months, adding 59 basis points to our positive returns. Finally, Energy stocks were the market's best performers over the past year, as crude oil more than doubled from $25 to $55 per barrel over this period of time. We were slightly overweight this sector, adding 36 basis points to performance, with excellent returns from stocks such as Transocean Inc.

1 Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may worth more or less than their original cost. Total returns for the period based on offering price for Class A, Class B, and Class C shares were (3.08)%, (3.68)%, and (0.16%), respectively. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To view current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

2 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. Investments cannot be made in an index.

On the negative side, we were significantly overweight and had poor stock selection in Consumer Discretionary, which cost us 107 basis points in relative performance. While our housing-related stocks such as Pulte Homes Corp. performed well, our retail selections such as Best Buy Inc. were mixed, and many of our media stocks, such as Entercom Communications , Viacom Inc. , and Clear Channel Communications , were under considerable pressure for most of the year, as investors did not want to give these companies credit for the improved advertising environment associated with the U.S. presidential election, the Olympics, and the geosynchronous economic recovery. We had no exposure to the strong Telecommunications Services group, which cost us 31 basis points. Finally, we were underweight and had poor security selection in Consumer Staples, which cost us 20 basis points, as stocks like Colgate Palmolive Co. and Coca-Cola Co. performed poorly, despite the positive currency translation gain that these multi-national companies enjoyed, associated with the falling U.S. dollar.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Large Cap Growth Fund (Class A Shares) (the "Fund") from December 29, 1998 (start of performance) to October 31, 2004, compared to the Russell 1000 Growth Index (R1000G) 2 and the Lipper Large Cap Growth Funds Index (LLCGF). 3

Average Annual Total Return [4] for the Period Ended 10/31/2004
1 Year	(3.08)%
5 Years	(10.98)%
Start of Performance (12/29/1998)	(5.59)%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G and the LLCGF have been adjusted to reflect reinvestment of all dividends on securities in the index. Indexes are unmanaged and it is not possible to invest directly in an index.

2 The R1000G is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in the index.

3 The LLCGF measures the performance of the 30 largest funds in the large cap growth category as tracked by Lipper, Inc. The index is unmanaged and unlike the Fund, is not affected by cashflows. Investments cannot be made in an index. The LLCGF is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Large Cap Growth Fund (Class B Shares) (the "Fund") from December 29, 1998 (start of performance) to October 31, 2004, compared to the Russell 1000 Growth Index (R1000G) 2 and the Lipper Large Cap Growth Funds Index (LLCGF). 3

Average Annual Total Return [4] for the Period Ended 10/31/2004
1 Year	(3.68)%
5 Years	(11.01)%
Start of Performance (12/29/1998)	(5.50)%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 1.00% contingent deferred sales charge that would apply on any redemption of Shares that were held less than seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G and the LLCGF have been adjusted to reflect reinvestment of all dividends on securities in the indexes. Indexes are unmanaged and it is not possible to invest directly in an index.

2 The R1000G is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in the index.

3 The LLCGF measures the performance of the 30 largest funds in the large cap growth category as tracked by Lipper, Inc. The index is unmanaged and unlike the Fund, is not affected by cashflows. Investments cannot be made in an index. The LLCGF is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Large Cap Growth Fund (Class C Shares) (the "Fund") from December 29, 1998 (start of performance) to October 31, 2004, compared to the Russell 1000 Growth Index (R1000G) 2 and the Lipper Large Cap Growth Funds Index (LLCGF). 3

Average Annual Total Return [4] for the Period Ended 10/31/2004
1 Year	(0.16)%
5 Years	(10.83)%
Start of Performance (12/29/1998)	(5.49)%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G and the LLCGF have been adjusted to reflect reinvestment of all dividends on securities in the index. Indexes are unmanaged and it is not possible to invest directly in an index.

2 The R1000G is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows It is not possible to invest directly in the index.

3 The LLCGF measures the performance of the 30 largest funds in the large cap growth category as tracked by Lipper, Inc. The index is unmanaged and unlike the Fund, is not affected by cashflows. Investments cannot be made in an index. The LLCGF is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable sales charges.

Portfolio of Investments Summary Table

At October 31, 2004, the fund's sector composition 1 was as follows:

Percentage of Total Investments [2]
Information Technology	27.7%
Consumer Discretionary	17.5%
Healthcare	15.7%
Consumer Staples	10.8%
Financials	10.0%
Industrials	9.0%
Materials	7.2%
Energy	1.0%
Cash Equivalents [3]	1.1%
TOTAL	100.0%

1 Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual portfolio securities that are not included in the SPGIC are assigned to an index classification by the fund's adviser.

2 Percentages are based on total investments, which may differ from total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

Portfolio of Investments

October 31, 2004

Shares			Value
		COMMON STOCKS--99.3%
		Consumer Discretionary--17.6%
22,500	[1]	Build-A-Bear Workshop, Inc.	$549,225
100,000		Clear Channel Communications, Inc.	3,340,000
100,000	[1]	Comcast Corp., Class A	2,950,000
26,600		E.W. Scripps Co., Class A	1,269,352
40,000	[1]	Entercom Communication Corp.	1,328,000
165,000		Gap (The), Inc.	3,296,700
50,000		Home Depot, Inc.	2,054,000
125,000		International Game Technology	4,130,000
80,000		Lennar Corp., Class A	3,598,400
40,000		Lowe's Cos., Inc.	2,251,200
30,000	[1]	MGM Grand, Inc.	1,614,000
40,000	[1]	News Corp. Ltd., ADR	1,290,400
25,000		Nike, Inc., Class B	2,032,750
18,500		Omnicom Group, Inc.	1,459,650
140,000	[1]	Radio One, Inc.	2,056,600
40,000		Station Casinos, Inc.	2,038,000
45,000	[1]	Univision Communications, Inc., Class A	1,393,200
100,000		Viacom, Inc., Class B	3,649,000
180,000		Walt Disney Co.	4,539,600
		TOTAL	44,840,077
		Consumer Staples--10.9%
50,000		Altria Group, Inc.	2,423,000
100,000		Coca-Cola Co.	4,066,000
110,000		Colgate-Palmolive Co.	4,908,200
40,000		Gillette Co.	1,659,200
80,000		PepsiCo, Inc.	3,966,400
50,000		Procter & Gamble Co.	2,559,000
150,000		Wal-Mart Stores, Inc.	8,088,000
		TOTAL	27,669,800
		Energy--1.1%
36,000		Devon Energy Corp.	2,662,920
Shares			Value
		COMMON STOCKS--continued
		Financials--10.0%
85,000		American International Group, Inc.	$5,160,350
80,000		Bank of America Corp.	3,583,200
50,000		Bank of New York Co., Inc.	1,623,000
100,000		Citigroup, Inc.	4,437,000
47,900		Goldman Sachs Group, Inc.	4,712,402
75,000		J.P. Morgan Chase & Co.	2,895,000
110,000		U.S. Bancorp	3,147,100
		TOTAL	25,558,052
		Healthcare--15.7%
17,400		Aetna, Inc.	1,653,000
75,000	[1]	Boston Scientific Corp.	2,647,500
58,050	[1]	Caremark Rx, Inc.	1,739,758
60,000	[1]	Forest Laboratories, Inc., Class A	2,676,000
45,000		Guidant Corp.	2,997,900
50,000		Johnson & Johnson	2,919,000
45,800		McKesson HBOC, Inc.	1,221,028
30,000		Medtronic, Inc.	1,533,300
380,000		Pfizer, Inc.	11,001,000
250,000	[1]	Tenet Healthcare Corp.	2,680,000
50,000		Teva Pharmaceutical Industries Ltd., ADR	1,300,000
31,600		UnitedHealth Group, Inc.	2,287,840
15,000	[1]	Wellpoint Health Networks, Inc.	1,464,900
40,000		Wyeth	1,586,000
30,000	[1]	Zimmer Holdings, Inc.	2,327,700
		TOTAL	40,034,926
		Industrials--9.0%
81,000		3M Co.	6,283,170
30,000		FedEx Corp.	2,733,600
160,000		General Electric Co.	5,459,200
25,000		L-3 Communications Holdings, Inc.	1,648,250
20,000		Lockheed Martin Corp.	1,101,800
50,000		Tyco International Ltd.	1,557,500
50,000		Union Pacific Corp.	3,148,500
10,000		United Technologies Corp.	928,200
		TOTAL	22,860,220
		Information Technology--27.8%
110,000	[1]	Amdocs Ltd.	2,766,500
305,000	[1]	Applied Materials, Inc.	4,910,500
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
200,000	[1]	Cadence Design Systems, Inc.	$2,488,000
380,000	[1]	Cisco Systems, Inc.	7,299,800
105,000	[1]	Cymer, Inc.	2,994,600
125,000	[1]	Dell, Inc.	4,382,500
200,000	[1]	EMC Corp. Mass	2,574,000
75,000		International Business Machines Corp.	6,731,250
342,600		Intel Corp.	7,626,276
65,000	[1]	KLA-Tencor Corp.	2,959,450
300,000		Microsoft Corp.	8,397,000
257,200		Motorola, Inc.	4,439,272
83,000		Paychex, Inc.	2,721,902
170,000		STMicroelectronics N.V.	3,146,700
85,000	[1]	Symantec Corp.	4,839,900
120,000	[1]	Veritas Software Corp.	2,625,600
		TOTAL	70,903,250
		Materials--7.2%
60,000		Air Products & Chemicals, Inc.	3,190,800
75,000		Freeport-McMoRan Copper & Gold, Inc., Class B	2,716,500
45,000		Georgia-Pacific Corp.	1,556,550
75,000	[1]	Inco Ltd.	2,655,000
90,000		Newmont Mining Corp.	4,276,800
188,000		Placer Dome, Inc.	3,995,000
		TOTAL	18,390,650
		TOTAL COMMON STOCKS (IDENTIFIED COST $229,476,438)	252,919,895
		MUTUAL FUND--1.1%
2,871,795	[2]	Prime Value Obligations Fund, IS Shares (at net asset value)	2,871,795
		TOTAL INVESTMENTS--100.4% (IDENTIFIED COST $232,348,233) [3]	255,791,690
		OTHER ASSETS AND LIABILITIES - NET--(0.4)%	(1,103,974)
		TOTAL NET ASSETS--100%	$254,687,716

1 Non-income producing security.

2 Affiliated company.

3 The cost of investments for federal tax purposes amounts to $235,490,577.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at value including $2,871,795 of investments in affiliated issuers (Note 5) (identified cost $232,348,233)		$255,791,690
Cash		39,284
Income receivable		181,332
Receivable for shares sold		168,472
TOTAL ASSETS		256,180,778
Liabilities:
Payable for investments purchased	$450,000
Payable for shares redeemed	633,315
Payable for transfer and dividend disbursing agent fees and expenses	241,144
Payable for distribution services fee (Note 5)	100,019
Payable for shareholder services fee (Note 5)	23,182
Accrued expenses	45,402
TOTAL LIABILITIES		1,493,062
Net assets for 34,293,006 shares outstanding		$254,687,716
Net Assets Consist of:
Paid-in capital		$673,635,225
Net unrealized appreciation of investments		23,443,457
Accumulated net realized loss on investments		(442,390,966)
TOTAL NET ASSETS		$254,687,716
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($144,920,977 ÷ 19,178,206 shares outstanding), no par value, unlimited shares authorized		$7.56
Offering price per share (100/94.50 of $7.56) [1]		$8.00
Redemption proceeds per share		$7.56
Class B Shares:
Net asset value per share ($95,900,704 ÷ 13,205,310 shares outstanding), no par value, unlimited shares authorized		$7.26
Offering price per share		$7.26
Redemption proceeds per share (94.50/100 of $7.26) [1]		$6.86
Class C Shares:
Net asset value per share ($13,866,035 ÷ 1,909,490 shares outstanding), no par value, unlimited shares authorized		$7.26
Offering price per share (100/99.00 of $7.26) [1]		$7.33
Redemption proceeds per share (99.00/100 of $7.26) [1]		$7.19

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statement

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Dividends (including $34,610 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $3,381)			$3,129,868
Interest (income on securities loaned)			5,162
TOTAL INCOME			3,135,030
Expenses:
Investment adviser fee (Note 5)		$2,091,143
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		17,805
Transfer and dividend disbursing agent fees and expenses (Note 5)		728,374
Directors'/Trustees' fees		2,277
Auditing fees		15,516
Legal fees		5,496
Portfolio accounting fees (Note 5)		95,104
Distribution services fee--Class A Shares (Note 5)		384,267
Distribution services fee--Class B Shares (Note 5)		826,436
Distribution services fee--Class C Shares (Note 5)		111,907
Shareholder services fee--Class B Shares (Note 5)		275,478
Shareholder services fee--Class C Shares (Note 5)		37,302
Share registration costs		54,263
Printing and postage		82,704
Insurance premiums		8,853
Miscellaneous		3,098
TOTAL EXPENSES		4,970,023
Waiver, Reimbursement and Expense Reduction:
Waiver of administrative personnel and services fee (Note 5)	$(16,828)
Reimbursement of investment adviser fee (Note 5)	(798)
Fees paid indirectly from directed brokerage arrangements	(16,086)
TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(33,712)
Net expenses			4,936,311
Net investment income (loss)			(1,801,281)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			31,352,618
Net change in unrealized appreciation of investments			(23,768,805)
Net realized and unrealized gain on investments			7,583,813
Change in net assets resulting from operations			$5,782,532

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,801,281)	$(2,128,765)
Net realized gain (loss) on investments	31,352,618	(16,570,728)
Net change in unrealized appreciation/depreciation of investments	(23,768,805)	51,658,990
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,782,532	32,959,497
Share Transactions:
Proceeds from sale of shares	59,715,920	39,384,842
Cost of shares redeemed	(90,510,454)	(74,782,316)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,794,534)	(35,397,474)
Change in net assets	(25,012,002)	(2,437,977)
Net Assets:
Beginning of period	279,699,718	282,137,695
End of period	$254,687,716	$279,699,718

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Large Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The primary investment objective of the Fund is to provide appreciation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. U.S. government securities are generally valued at the mean of the latest bid and asked prices as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the New York Stock Exchange are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2004, the Fund had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,029,655	$46,409,335	4,101,072	$27,324,146
Shares redeemed	(6,951,396)	(52,887,279)	(6,336,912)	(41,689,581)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(921,741)	$(6,477,944)	(2,235,840)	$(14,365,435)

Year Ended October 31	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,236,738	$9,202,313	1,494,114	$9,784,919
Shares redeemed	(4,313,960)	(31,661,850)	(4,472,932)	(28,412,747)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,077,222)	$(22,459,537)	(2,978,818)	$(18,627,828)

Year Ended October 31	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	555,356	$4,104,272	352,892	$2,275,777
Shares redeemed	(810,747)	(5,961,325)	(733,756)	(4,679,988)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(255,391)	$(1,857,053)	(380,864)	$(2,404,211)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,254,354)	$(30,794,534)	(5,595,522)	$(35,397,474)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for net operating loss.

For the year ended October 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Loss
$(1,802,686)	$1,801,281	$1,405

Net investment income, net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$20,301,113
Capital loss carryforward	$439,248,622

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the tax deferral of losses on wash sales.

At October 31, 2004, the cost of investments for federal tax purposes was $235,490,577. The net unrealized appreciation of investments for federal tax purposes was $20,301,113. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,550,753 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,249,640.

At October 31, 2004, the Fund had a capital loss carryforward of $439,248,622 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 46,435,067
2009	$294,478,872
2010	$ 76,646,626
2011	$ 21,688,057

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. (FGIMC), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FGIMC. FGIMC and FIMCO may voluntarily choose to waive any portion of their fees. FGIMC and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the year ended October 31, 2004, the fees paid to FGIMC and FIMCO were $1,737,883 and $352,462, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investment in the fund are recorded as income in the accompanying financial statements and totaled $34,610 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended October 31, 2004, FSC retained $37,305 in sales charges from the sale of Class A Shares. FSC also retained $892 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended October 31, 2004, Class A Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $551,326, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $15,199, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2004, the Fund's expenses were reduced by $16,086 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S government securities and short-term obligations (and in-kind contributions), for the year ended October 31, 2004, were as follows:

Purchases	$284,569,436
Sales	$316,568,469

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED LARGE CAP GROWTH FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Large Cap Growth Fund (the "Fund") as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 17, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised seven portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

James E. Grefenstette Birth Date: November 7, 1962 VICE PRESIDENT Began serving: November 1998	James E. Grefenstette is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Large Cap Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172842
Cusip 314172834
Cusip 314172826

G02516-01 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund

Established 2000

A Portfolio of Federated Equity Funds

4TH ANNUAL SHAREHOLDER REPORT

October 31, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE SUMMARY
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,						Period Ended
	2004		2003		2002		10/31/2001	[1]
Net Asset Value, Beginning of Period	$12.32		$10.77		$11.14		$10.00
Income From Investment Operations:
Net investment income	0.24	2	0.44		0.39	3	0.42
Net realized and unrealized gain (loss) on investments, options, and foreign currency transactions	1.26		1.57		(0.30	)3	1.13
TOTAL FROM INVESTMENT OPERATIONS	1.50		2.01		0.09		1.55
Less Distributions:
Distributions from net investment income	(0.34)		(0.40)		(0.42)		(0.41)
Distributions from net realized gain on investments and foreign currency transactions	--		(0.06)		(0.04)		--
TOTAL DISTRIBUTIONS	(0.34)		(0.46)		(0.46)		(0.41)
Net Asset Value, End of Period	$13.48		$12.32		$10.77		$11.14
Total Return4	12.29%		19.09%		0.56%		15.67%

Ratios to Average Net Assets:
Expenses	1.23	%5	1.29	%5	1.31	%5	1.28	%6
Net investment income	1.83%		3.90%		3.90	%3	4.63	%6
Expense waiver/reimbursement7	0.01%		0.00	%8	0.00	%8	0.99	%6
Supplemental Data:
Net assets, end of period (000 omitted)	$997,231		$480,376		$189,611		$36,774
Portfolio turnover	85%		115%		105%		60%

1 Reflects operations for the period from December 4, 2000 (start of performance) to October 31, 2001.

2 Based on average shares outstanding.

3 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.75% to 3.90%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.23%, 1.28%, and 1.31% after taking into account these expense reductions for the years ended October 31, 2004, 2003, and 2002, respectively.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,						Period Ended
	2004		2003		2002		10/31/2001	[1]
Net Asset Value, Beginning of Period	$12.27		$10.74		$11.12		$10.00
Income From Investment Operations:
Net investment income	0.14	2	0.34		0.35	3	0.38
Net realized and unrealized gain (loss) on investments, options, and foreign currency transactions	1.25		1.57		(0.35	)3	1.10
TOTAL FROM INVESTMENT OPERATIONS	1.39		1.91		0.00		1.48
Less Distributions:
Distributions from net investment income	(0.24)		(0.32)		(0.34)		(0.36)
Distributions from net realized gain on investments and foreign currency transactions	--		(0.06)		(0.04)		--
TOTAL DISTRIBUTIONS	(0.24)		(0.38)		(0.38)		(0.36)
Net Asset Value, End of Period	$13.42		$12.27		$10.74		$11.12
Total Return4	11.46%		18.16%		(0.19)%		15.00%

Ratios to Average Net Assets:
Expenses	1.98	%5	2.04	%5	2.06	%5	2.03	%6
Net investment income	1.08%		3.14%		3.30	%3	3.81	%6
Expense waiver/reimbursement7	0.01%		0.00	%8	0.00	%8	0.99	%6
Supplemental Data:
Net assets, end of period (000 omitted)	$391,890		$248,695		$115,531		$33,481
Portfolio turnover	85%		115%		105%		60%

1 Reflects operations for the period from December 4, 2000 (start of performance) to October 31, 2001.

2 Based on average shares outstanding.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.16% to 3.30%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.98%, 2.03%, and 2.06% after taking into account these expense reductions for the years ended October 31, 2004, 2003, and 2002, respectively.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,						Period Ended
	2004		2003		2002		10/31/2001 [1]
Net Asset Value, Beginning of Period	$12.25		$10.73		$11.11		$10.00
Income From Investment Operations:
Net investment income	0.14	2	0.32		0.36	3	0.37
Net realized and unrealized gain (loss) on investments, options, and foreign currency transactions	1.26		1.58		(0.36	)3	1.10
TOTAL FROM INVESTMENT OPERATIONS	1.40		1.90		0.00		1.47
Less Distributions:
Distributions from net investment income	(0.25)		(0.32)		(0.34)		(0.36)
Distributions from net realized gain on investments and foreign currency transactions	--		(0.06)		(0.04)		--
TOTAL DISTRIBUTIONS	(0.25)		(0.38)		(0.38)		(0.36)
Net Asset Value, End of Period	$13.40		$12.25		$10.73		$11.11
Total Return4	11.54%		18.11%		(0.20)%		14.90%

Ratios to Average Net Assets:
Expenses	1.98	%5	2.04	%5	2.06	%5	2.03	%6
Net investment income	1.07%		3.04%		3.29	%3	3.80	%6
Expense waiver/reimbursement7	0.01%		0.00	%8	0.00	%8	0.99	%6
Supplemental Data:
Net assets, end of period (000 omitted)	$554,661		$189,539		$56,586		$17,845
Portfolio turnover	85%		115%		105%		60%

1 Reflects operations for the period from December 4, 2000 (start of performance) to October 31, 2001.

2 Based on average shares outstanding.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.15% to 3.29%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.99%, 2.03%, and 2.06% after taking into account these expense reductions for the years ended October 31, 2004, 2003, and 2002, respectively.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period1
Actual:
Class A Shares	$1,000	$1,077.20	$ 7.36
Class B Shares	$1,000	$1,073.70	$11.26
Class C Shares	$1,000	$1,074.00	$11.26
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.05	$ 7.15
Class B Shares	$1,000	$1,014.28	$10.94
Class C Shares	$1,000	$1,014.28	$10.94

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized ratios are as follows:

Class A Shares	1.41%
Class B Shares	2.16%
Class C Shares	2.16%

Management's Discussion of Fund Performance

Federated Market Opportunity Fund's Class A Shares, Class B Shares, and Class C Shares returned 12.29%, 11.46%, and 11.54%, respectively,1 at net asset value, compared to 7.67% for the Lipper Flexible Funds Average2 peer group.

The fund produced a double-digit return, despite holding an unusually large portion of assets in cash reserves, for two primary reasons. First, a number of non-U.S. stocks had substantial returns in their local markets; and second, the U.S. dollar generally declined over the last 12 months, which made the non-U.S. holdings worth even more when priced in U.S. dollars.

The best sector was Energy, which was between 6%-10% of the Fund's total net assets during the reporting period. Top Energy stock contributions were from Husky Energy, Inc. (Canada), OMV AG (Austria), Santos Ltd. (Australia), Statoil ASA (Norway) and Petro-Canada. Husky Energy, Inc. has been one of the fund's largest holdings and returned more than 60% during the reporting period, as did Statoil ASA. OMV AG had the highest percent return in the fund at more than 90%.

Real estate investment trusts have been one of the fund's largest focuses since its inception, but for valuation reasons, they have been sharply reduced since early Autumn 2003. However, Rodamco Europe NV, Pan Pacific Retail Properties, Inc. (U.S.) and Land Securities Group PLC (U.K.) were significant contributors during the last 12 months.

1 Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns based on offering price (i.e., less any applicable sales charge) for Class A Shares, Class B Shares, and Class C Shares were 6.09%, 5.96%, and 9.47%, respectively. Mutual fund performance changes over time, and current performance may be lower or higher than what is stated. To view current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

2 Lipper figures represent the average of the total returns by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. Figures do not reflect sales charges, and investments cannot be made in an average.

Other top contributors were Japanese pharmaceutical firms Yamanouchi Pharmaceutical Co., Ltd. and Takeda Chemical Industries; U.K. utility companies United Utilities PLC and Scottish Power, and Bunge Ltd., a leading soybean processor.

During the reporting period, the fund was positioned for a volatile environment for the domestic stocks and the U.S. dollar. This reflected the view that the United States is still in a post-bubble process of a lengthy adjustment to overvalued financial markets, excessive debt and strains in the financial system. Foreign stocks3 seemed considerably more attractive than domestic stocks, especially with the decline of the U.S. dollar. Accordingly, at the end of the reporting period stocks were less than 27% of the fund's net assets, with only 3% held in U.S. stocks. Put options on the S&P 500 Index4 were held as a hedge against a market decline. Short-term government instruments comprised about one-third of the fund's net assets, and cash equivalents represented more than one-third of assets at the end of the reporting period.

3 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

4 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Market Opportunity Fund (Class A Shares) (the "Fund") from December 4, 2000 (start of performance) to October 31, 2004, compared to the Russell Mid Cap Value Index (RMCV)2 and the 70% Russell Mid Cap Value Index/30% Merrill Lynch 91 Day Treasury Bill Index (70% RMCV/30% ML91DTB).2

Average Annual Total Return3 for the Period Ended 10/31/2004
1 Year	6.09%
Start of Performance (12/4/2000)	10.37%

Performance data quoted represents past performance and is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCV and the 70% RMCV/30% ML91DTB have been adjusted to reflect reinvestment of all dividends on securities in the index.

2 The RMCV and the 70% RMCV/30% ML91DTB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Market Opportunity Fund (Class B Shares) (the "Fund") from December 4, 2000 (start of performance) to October 31, 2004, compared to the Russell Mid Cap Value Index (RMCV)2 and the 70% Russell Mid Cap Value Index/30% Merrill Lynch 91 Day Treasury Bill Index (70% RMCV/30% ML91DTB).2

Average Annual Total Return3 for the Period Ended 10/31/2004
1 Year	5.96%
Start of Performance (12/4/2000)	10.58%

Performance data quoted represents past performance and is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% contingent deferred sales charge on any redemption less than four years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCV and the 70% RMCV/30% ML91DTB have been adjusted to reflect reinvestment of all dividends on securities in the index.

2 The RMCV and the 70% RMCV/30% ML91DTB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Market Opportunity Fund (Class C Shares) (the "Fund") from December 4, 2000 (start of performance) to October 31, 2004, compared to the Russell Mid Cap Value Index (RMCV)2 and the 70% Russell Mid Cap Value Index/30% Merrill Lynch 91 Day Treasury Bill Index (70% RMCV/30% ML91DTB).2

Average Annual Total Return3 for the Period Ended 10/31/2004
1 Year	9.47%
Start of Performance (12/4/2000)	10.85%

Performance data quoted represents past performance and is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCV and the 70% RMCV/30% ML91DTB have been adjusted to reflect reinvestment of all dividends on securities in the index.

2 The RMCV and the 70% RMCV/30% ML91DTB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

Portfolio of Investments Summary Tables

At October 31, 2004, the Fund's portfolio composition by asset class was as follows:

Asset Class	Percentage of Total Net Assets
U.S. Equity1	3.3%
U.S. Fixed Income	24.4%
International Equity1	23.6%
International Fixed-Income	11.2%
Options	3.5%
Cash Equivalents	32.1%
TOTAL	98.1%

At October 31, 2004, the Fund's sector composition for its equity investments1,2 was as follows:

Sector	Percentage of Total Net Assets
Consumer Discretionary	0.4%
Consumer Staples	1.5%
Energy	7.3%
Financials	3.7%
Healthcare	6.5%
Industrials	0.0%
Information Technology	3.0%
Materials	6.1%
Telecommunication Services	2.3%
Utilities	2.5%
Non-Equity Holdings	64.8%
TOTAL	98.1%

1 Equity securities include securities convertible into equity securities.

2 Except for Non-Equity Holdings, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's adviser.

Portfolio of Investments

October 31, 2004

Shares			Value
		COMMON STOCKS--24.3%
		Beverages--1.1%
2,397,000		Kirin Brewery Co. Ltd.	$21,563,373
		Containers & Packaging--0.5%
259,582		Mayr-Melnhof Karton AG, ADR	9,125,969
		Diversified Telecommunication Services--1.6%
552,300		BCE, Inc.	12,829,632
3,614,100		Telstra Corp. Ltd.	12,638,974
346,300		Telstra Corp. Ltd., ADR	6,046,398
		TOTAL	31,515,004
		Electric Utilities--0.5%
1,232,100		Scottish Power PLC	9,957,217
		Food & Staples Retailing--0.4%
350,800		Boots Group PLC, ADR	8,458,911
		Gas Utilities--0.7%
2,656,900		Snam Rete Gas SPA	13,532,142
		Leisure Equipment & Products--0.4%
252,900		Fuji Photo Film Co., ADR	8,603,658
		Metals & Mining--2.8%
230,800		Anglogold Ltd., ADR	8,558,064
405,500		Barrick Gold Corp.	9,127,805
642,500		Goldcorp, Inc., Class A	8,892,200
774,600		Harmony Gold Mining Co. Ltd., ADR	9,140,280
1,347,800	1	Kinross Gold Corp.	10,027,632
6,374,500	1	Lihir Gold Ltd.	5,919,194
169,000	1	Lihir Gold Ltd., ADR	3,177,200
		TOTAL	54,842,375
		Multi-Utilities & Unregulated Power--0.8%
1,461,600		United Utilities PLC	15,417,948
		Oil & Gas--6.0%
160,200		EnCana Corp.	7,913,880
784,200		Husky Energy, Inc.	20,605,493
182,000		Imperial Oil Ltd.	10,595,557
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Oil & Gas-continued
142,200		Nexen, Inc.	$6,047,163
150,000		OMV AG, ADR	7,183,545
420,400		Petro-Canada	22,948,797
1,442,400		Santos Ltd.	8,965,171
465,300		Santos Ltd., ADR	11,446,380
425,000		Statoil ASA	6,165,523
872,800		Statoil ASA, ADR	12,725,424
		TOTAL	114,596,933
		Paper & Forest Products--0.2%
3,234,450		Carter Holt Harvey Ltd.	4,760,755
		Pharmaceuticals--5.6%
1,016,500		Daiichi Pharmaceutical Co.	19,835,318
421,600		Sankyo Co. Ltd.	8,764,659
516,000		Taisho Pharmaceutical Co.	9,332,615
499,100		Takeda Pharmaceutical Co. Ltd.	24,147,338
1,028,000		Tanabe Seiyaku Co. Ltd.	9,354,727
477,100	1	Watson Pharmaceuticals, Inc.	13,373,113
644,400		Yamanouchi Pharmaceutical Co. Ltd.	23,687,371
		TOTAL	108,495,141
		Real Estate--3.7%
753,200		Health Care Property Investors, Inc.	20,961,556
8,799,083		Investa Property Group	13,705,521
139,100		Pan Pacific Retail Properties, Inc.	7,880,015
144,500		Regency Centers Corp.	7,060,270
235,085		Rodamco Europe NV, Foreign Shares - Closed-end Funds	16,034,683
6,200,000		Ronin Property Group	6,407,160
		TOTAL	72,049,205
		TOTAL COMMON STOCKS (IDENTIFIED COST $370,521,676)	472,918,631
		CORPORATE BONDS--3.4%
		Diversified Telecommunication Services--0.6%
$11,850,000		AT&T Corp., Global Bond, 6.00%, 3/15/2009	12,324,000
		Healthcare Providers & Services--0.9%
18,500,000		Tenet Healthcare Corp., 6.50%, 6/1/2012	16,881,250
Principal Amount or Shares			Value
		CORPORATE BONDS--3.4%
		Multi-Utilities & Unregulated Power--0.5%
$8,150,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	$9,861,500
		Oil & Gas--1.4%
7,450,000		El Paso Corp., 6.75%, 5/15/2009	7,599,000
2,850,000		El Paso Corp., Note, 6.95%, 12/15/2007	2,942,625
5,600,000		El Paso Corp., Sr. Note, 7.00%, 5/15/2011	5,656,000
8,800,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	10,032,000
		TOTAL	26,229,625
		TOTAL CORPORATE BONDS (IDENTIFIED COST $57,964,245)	65,296,375
		GOVERNMENTS/AGENCIES--11.2%
1,180,000,000		Austria, Government of, Bond, 4.50%, 9/28/2005	11,601,521
1,970,000,000		Canada, Government of, Note, 0.70%, 3/20/2006	18,794,349
1,180,000,000		European Investment Bank, 2.125%, 9/20/2007	11,769,336
790,000,000		Italy, Government of, 3.75%, 10/10/2006	7,490,462
790,000,000		Italy, Government of, Deb., 3.75%, 6/8/2005	7,631,628
25,700,000		New Zealand, Government of, 0.00%, 3/23/2005	17,170,551
44,000,000		New Zealand, Government of, Bond, 6.50%, 2/15/2006	30,237,136
92,000,000		Norway, Government of, 0.00%,12/15/2004	14,440,010
1,570,000,000		Spain, Government of, 3.10%, 9/20/2006	15,685,906
160,000,000		Sweden, Government of, 0.00%, 12/15/2004	22,564,371
167,000,000		Sweden, Government of, 0.00%, 3/16/2005	23,426,759
134,000,000		Sweden, Government of, Bond, 3.50%, 4/20/2006	19,182,779
117,000,000		Sweden, Government of, Bond, 8.00%, 8/15/2007	18,686,254
		TOTAL GOVERNMENT/AGENCIES (IDENTIFIED COST $207,830,736)	218,681,062
		PREFERRED STOCKS--2.5%
1,642,589	2,3	Morgan Stanley & Co., Inc., PERCS, $0.232018, Quarterly Dividend (Gold Fields)	21,871,073
387,612		Morgan Stanley & Co., Inc., PERCS (Newmont Mining)	16,529,714
1,628,154	2,3	Morgan Stanley & Co., Inc., PERCS (Kinross Gold)	10,591,142
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $43,906,528)	48,991,929
		U.S. TREASURY--19.5%
60,000,000		United States Treasury Note, 1.50%, 3/31/2006	59,315,400
65,000,000		United States Treasury Note, 1.625%, 10/31/2005	64,624,300
60,000,000		United States Treasury Note, 1.875%, 11/30/2005	59,784,600
65,000,000		United States Treasury Note, 1.875%, 12/31/2005	64,715,300
Shares			Value
		U.S. TREASURY--continued
60,000,000		United States Treasury Note, 2.25%, 4/30/2006	$59,887,200
30,000,000		United States Treasury Note, 2.375%, 8/15/2006	29,948,400
40,000,000		United States Treasury Note, 2.50%, 5/31/2006	40,043,600
		TOTAL U.S. TREASURY (IDENTIFIED COST $377,936,719)	378,318,800
		PURCHASE PUT OPTIONS--3.5%
65,000,000		BONY AUD PUT/USD CALL, Expiration Date, 12/23/2004	797,875
100,000,000		BONY EURO PUT/USD CALL, Expiration Date, 12/24/2004	1,515,000
50,000,000		BONY USD CALL/CAD PUT, Expiration Date, 12/24/2004	386,000
90,000,000		BONY USD CALL/JPY PUT, Expiration Date, 12/24/2004	1,053,000
400		S&P 500 Index, Expiration Date 12/18/2004	3,810,000
665		S&P 500 Index, Expiration Date 12/18/2004	8,186,150
1,400		S&P 500 Index, Expiration Date 3/19/2005	20,188,000
1,600		S&P 500 Index, Expiration Date 3/19/2005	26,880,000
100,000,000		STST EUR PUT/USD CALL, Expiration Date, 12/24/2004	1,519,000
50,000,000		STST NZD PUT/USD CALL, Expiration Date, 12/23/2004	1,452,500
50,000,000		STST USD CALL/CAD PUT, Expiration Date, 12/24/2004	549,500
90,000,000		STST USD CALL/CAD PUT, Expiration Date, 12/24/2004	1,063,800
		TOTAL PURCHASE PUT OPTIONS (IDENTIFIED COST $68,871,487)	67,400,825
		MUTUAL FUNDS--33.7%4
624,800,477		Prime Value Obligations Fund, IS Shares	624,800,477
4,320,511		High Yield Bond Portfolio	30,329,990
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $651,843,026)	655,130,467
		TOTAL INVESTMENTS--98.1% (IDENTIFIED COST $1,778,874,417)5	1,906,738,089
		OTHER ASSETS AND LIABILITIES - NET--1.9%	37,044,655
		TOTAL NET ASSETS--100%	$1,943,782,744

1 Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $32,462,215 which represents 1.7% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, these securities amounted to $32,462,215 which represents 1.7% of total net assets.

4 Affiliated companies.

5 The cost of investments for federal tax purposes amounts to $1,778,435,516.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
BONY	--Bank of New York
CAD	--Canadian Dollar
EURO	-- Euro Dollar
JPY	--Japanese Yen
NZD	--New Zealand Dollar
PERCS	--Preferred Equity Redemption Cumulative Stock
SPA	--Standby Purchase Agreement
STST	--State Street Bank
USD	--United States Dollar

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at value including $655,130,467 of investments in affiliated issuers (Note 5) (identified cost $1,778,874,417)		$1,906,738,089
Cash		83,791
Receivable for cash denominated in foreign currencies (identified cost $11,402,120)		11,570,163
Income receivable		6,433,966
Receivable for investments sold		273,947
Receivable for shares sold		22,574,732
TOTAL ASSETS		1,947,674,688
Liabilities:
Payable for shares redeemed	$2,585,345
Payable for distribution services fee (Note 5)	577,710
Payable for shareholder services fee (Note 5)	395,427
Payable for transfer and dividend disbursing agent fees and expenses	192,393
Accrued expenses	141,069
TOTAL LIABILITIES		3,891,944
Net assets for 144,608,464 shares outstanding		$1,943,782,744
Net Assets Consist of:
Paid-in capital		$1,769,015,994
Net unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency		128,118,922
Accumulated net realized gain on investments and foreign currency transactions		28,037,605
Undistributed net investment income		18,610,223
TOTAL NET ASSETS		$1,943,782,744
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($997,231,316 ÷ 73,998,191 shares outstanding), no par value, unlimited shares authorized		$13.48
Offering price per share (100/94.50 of $13.48)1		$14.26
Redemption proceeds per share		$13.48
Class B Shares:
Net asset value per share ($391,890,136 ÷ 29,203,040 shares outstanding), no par value, unlimited shares authorized		$13.42
Offering price per share		$13.42
Redemption proceeds per share (94.50/100 of $13.42)1		$12.68
Class C Shares:
Net asset value per share ($554,661,292 ÷ 41,407,233 shares outstanding), no par value, unlimited shares authorized		$13.40
Offering price per share (100/99.00 of $13.40) 1		$13.54
Redemption proceeds per share (99.00/100 of $13.40)1		$13.27

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Dividends (including $8,710,968 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $1,939,988)			$28,647,813
Interest			14,196,031
TOTAL INCOME			42,843,844
Expenses:
Investment adviser fee (Note 5)		$10,473,041
Administrative personnel and services fee (Note 5)		1,118,248
Custodian fees		237,930
Transfer and dividend disbursing agent fees and expenses (Note 5)		1,444,677
Directors'/Trustees' fees		9,273
Auditing fees		17,159
Legal fees		6,535
Portfolio accounting fees (Note 5)		165,157
Distribution services fee--Class B Shares (Note 5)		2,354,224
Distribution services fee--Class C Shares (Note 5)		2,722,177
Shareholder services fee--Class A Shares (Note 5)		1,798,880
Shareholder services fee--Class B Shares (Note 5)		784,741
Shareholder services fee--Class C Shares (Note 5)		907,392
Share registration costs		214,989
Printing and postage		182,989
Insurance premiums		12,045
Miscellaneous		4,726
TOTAL EXPENSES		22,454,183
Waivers, Reimbursement, and Expense Reductions:
Reimbursement of investment adviser fee (Note 5)	$(39,160)
Waiver of administrative personnel and services fee (Note 5)	(54,187)
Fees paid indirectly from directed brokerage arrangements	(10,503)
TOTAL WAIVERS AND EXPENSE REDUCTIONS		(103,850)
Net expenses			22,350,333
Net investment income			20,493,511
Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $1,504,231 on sales of investments in affiliated issuers) (Note 5)			58,511,444
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			73,503,123
Net realized and unrealized gain on investments, options and foreign currency transactions			132,014,567
Change in net assets resulting from operations			$152,508,078

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,493,511	$21,896,280
Net realized gain (loss) on investments, options and foreign currency transactions	58,511,444	(5,039,311)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	73,503,123	83,530,558
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	152,508,078	100,387,527
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(18,097,240)	(11,611,005)
Class B Shares	(5,759,543)	(4,694,246)
Class C Shares	(6,502,821)	(2,664,051)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--	(1,574,908)
Class B Shares	--	(909,873)
Class C Shares	--	(501,061)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,359,604)	(21,955,144)
Share Transactions:
Proceeds from sale of shares	1,158,412,999	687,288,819
Net asset value of shares issued to shareholders in payment of distributions declared	24,661,580	18,746,901
Cost of shares redeemed	(280,050,314)	(227,586,596)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	903,024,265	478,449,124
Change in net assets	1,025,172,739	556,881,507
Net Assets:
Beginning of period	918,610,005	361,728,498
End of period (including undistributed net investment income of $18,610,223 and $6,070,885, respectively)	$1,943,782,744	$918,610,005

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven diversified portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The primary investment objective of the Fund is to provide moderate capital appreciation and high current income.

2. SIGNIFICANT ACCOUNTING POLICES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Pursuant to an Exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Prime Value Obligations Fund which is managed by Federated Investments Management Company. Prime Value Obligations Fund is an open-end management investment company, registered under the Act. The investment objective of Prime Value Obligations Fund is to provide a high level of current income consistent with stability of principle and liquidity. Income distributions earned by the Fund are recorded as dividend income in the accompanying financial statements.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's taxes rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended October 31, 2004, the Fund had a realized loss of $691,314 on written options.

Contracts	Number of Contracts	Premium
Outstanding at 10/31/2003	--	$ --
Options written	2,200	636,716
Options bought to closed	(2,200)	(636,716)
Outstanding at 10/31/2004	--	$ --

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At October 31, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. At October 31, 2004, the Fund had no securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	49,190,394	$636,690,852	35,652,843	$414,604,908
Shares issued to shareholders in payment of distributions declared	1,192,468	15,426,228	1,024,944	11,855,270
Shares redeemed	(15,379,856)	(197,952,246)	(15,291,237)	(179,760,093)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	35,003,006	$454,164,834	21,386,550	$246,700,085

Year Ended October 31	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	12,390,247	$159,360,310	11,744,434	$136,722,600
Shares issued to shareholders in payment of distributions declared	354,646	4,566,715	397,172	4,560,150
Shares redeemed	(3,812,936)	(48,920,042)	(2,632,216)	(30,546,880)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	8,931,957	$115,006,983	9,509,390	$110,735,870

Year Ended October 31	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	28,158,850	$362,361,837	11,486,919	$135,961,311
Shares issued to shareholders in payment of distributions declared	362,878	4,668,637	201,997	2,331,481
Shares redeemed	(2,583,489)	(33,178,026)	(1,495,523)	(17,279,623)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	25,938,239	$333,852,448	10,193,393	$121,013,169
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	69,873,202	$903,024,265	41,089,333	$478,449,124

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, passive foreign investment companies and discount accretion/premium amortization on debt securities.

For the year ended October 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$22,405,431	$(22,405,431)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003, were as follows:

	2004	2003
Ordinary income1	$30,359,604	$20,755,400
Long-term capital gains	--	$ 1,199,744

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$18,746,360
Undistributed long-term capital gain	$27,237,530
Unrealized appreciation/depreciation	$128,557,823

At October 31, 2004, the cost of investments for federal tax purposes was $1,778,435,516. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $128,302,573. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $130,859,645 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,557,072.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is due to differing treatments for the tax deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA) the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.75%. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the year ended October 31, 2004, the fees paid to FEMCOPA and FIMCO were $9,187,389 and $1,246,492, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Prime Value Obligations Fund	$5,950,504
High Yield Bond Portfolio	$2,760,464

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended October 31, 2004, Class A Shares did not incur a distribution services fee.

Sales Charges

For the year ended October 31, 2004, FSC, the principal distributor, received $828,762 in sales charges from the sale of Class A Shares. FSC also retained $11,347 of contingent deferred sales charges relating to redemptions of Class A Shares and $67,518 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $567,682, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $24,370, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2004, the Fund's expenses were reduced by $10,503 under these arrangements.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended October 31, 2004, were as follows:

Purchases	$919,237,394
Sales	$733,018,891

7. LEGAL PROCEEDINGS (UNAUDITED)

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2004, 38.2% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2004, 14.4% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public
Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND SHAREDHOLDERS OF FEDERATED MARKET OPPORTUNITY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Market Opportunity Fund (the "Fund") (a portfolio of Federated Equity Funds) as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 17, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised seven portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

James E. Grefenstette Birth Date: November 7, 1962 VICE PRESIDENT Began serving: November 1998	James E. Grefenstette is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's web site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172743
Cusip 314172735
Cusip 314172727

26852 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund

Established 1984

(formerly, Federated Growth Strategies Fund)

A Portfolio of Federated Equity Funds

20TH ANNUAL SHAREHOLDER REPORT

October 31, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$25.14		$19.02		$23.34		$40.66		$37.70
Income From Investment Operations:
Net investment income (loss)	(0.21	) [1]	(0.18	) [1]	(0.13	) [1]	(0.15	) [1]	(0.33	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.51		6.30		(4.19)		(14.48)		7.62
TOTAL FROM INVESTMENT OPERATIONS	2.30		6.12		(4.32)		(14.63)		7.29
Less Distributions:
Distributions from net realized gain on investments	--		--		--		(2.69)		(4.33)
Net Asset Value, End of Period	$27.44		$25.14		$19.02		$23.34		$40.66
Total Return [2]	9.15	% [3]	32.18%		(18.51)%		(38.31)%		20.47%

Ratios to Average Net Assets:
Expenses	1.32	% [4]	1.39	% [4]	1.34	% [4]	1.27%		1.20%
Net investment income (loss)	(0.81)%		(0.86)%		(0.56)%		(0.51)%		(0.76)%
Expense waiver/reimbursement [5]	0.00	% [6]	--		--		--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$486,634		$504,998		$439,072		$665,021		$1,216,669
Portfolio turnover	144%		181%		207%		211%		115%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the adviser, which had an impact of 0.04% on the total return. See Notes to Financial Statements (Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.31%, 1.36%, and 1.32% after taking into account these expense reductions for the years ended October 31, 2004, 2003, and 2002, respectively.

5 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$23.36		$17.80		$22.02		$38.79		$36.38
Income From Investment Operations:
Net investment income (loss)	(0.38	) [1]	(0.31	) [1]	(0.28	) [1]	(0.35	) [1]	(0.63	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.33		5.87		(3.94)		(13.73)		7.37
TOTAL FROM INVESTMENT OPERATIONS	1.95		5.56		(4.22)		(14.08)		6.74
Less Distributions:
Distributions from net realized gain on investments	--		--		--		(2.69)		(4.33)
Net Asset Value, End of Period	$25.31		$23.36		$17.80		$22.02		$38.79
Total Return [2]	8.35	% [3]	31.24%		(19.16)%		(38.77)%		19.61%

Ratios to Average Net Assets:
Expenses	2.07	% [4]	2.14	% [4]	2.09	% [4]	2.02%		1.95%
Net investment income (loss)	(1.56)%		(1.61)%		(1.31)%		(1.26)%		(1.50)%
Expense waiver/reimbursement [5]	0.00	% [6]	--		--		--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$144,819		$162,097		$147,013		$237,630		$425,398
Portfolio turnover	144%		181%		207%		211%		115%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the adviser, which had an impact of 0.09% on the total return. See Notes to Financial Statements (Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.06%, 2.11%, and 2.07% after taking into account these expense reductions for the years ended October 31, 2004, 2003, and 2002, respectively.

5 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$23.59		$17.98		$22.23		$39.14		$36.62
Income From Investment Operations:
Net investment income (loss)	(0.39	) [1]	(0.31	) [1]	(0.28	) [1]	(0.35	) [1]	(0.62	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.36		5.92		(3.97)		(13.87)		7.47
TOTAL FROM INVESTMENT OPERATIONS	1.97		5.61		(4.25)		(14.22)		6.85
Less Distributions:
Distributions from net realized gain on investments	--		--		--		(2.69)		(4.33)
Net Asset Value, End of Period	$25.56		$23.59		$17.98		$22.23		$39.14
Total Return [2]	8.35	% [3]	31.20%		(19.12)%		(38.78)%		19.81%

Ratios to Average Net Assets:
Expenses	2.07	% [4]	2.14	% [4]	2.09	% [4]	2.02%		1.93%
Net investment income (loss)	(1.56)%		(1.61)%		(1.31)%		(1.26)%		(1.48)%
Expense waiver/reimbursement [5]	0.00	% [6]	--		--		0.00	% [6]	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,015		$35,472		$30,194		$46,173		$73,385
Portfolio turnover	144%		181%		207%		211%		115%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the adviser, which had an impact of 0.08% on the total return. See Notes to Financial Statements (Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.06%, 2.11%, and 2.07% after taking into account these expense reductions for the years ended October 31, 2004, 2003, and 2002, respectively.

5 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,046.10	$ 6.74
Class B Shares	$1,000	$1,042.40	$10.58
Class C Shares	$1,000	$1,042.40	$10.58
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.55	$ 6.65
Class B Shares	$1,000	$1,014.78	$10.43
Class C Shares	$1,000	$1,014.78	$10.43

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.31%
Class B Shares	2.06%
Class C Shares	2.06%

Management's Discussion of Fund Performance

This report covers Federated Mid Cap Growth Strategies Fund's fiscal year performance period from November 1, 2003 through October 31, 2004. During this period, the fund produced total returns of 9.15%, 8.35%, and 8.35% for Class A, Class B, and Class C shares respectively, based on net asset value (NAV).

The U.S. economy was coming off of a strong middle half of 2003 as we started our fiscal year. Overall, it was still strong into the middle of 2004, even though consumer growth decelerated as industrial production began to pick up. New job growth also began to kick in, with big increases posted in April and May of 2004. This persistent economic strength caused the Federal Reserve Board to begin raising interest rates for the first time in years.

The most important event of the year was the U.S. presidential election campaign. Despite a robust economy, President George W. Bush and Senator John Kerry polled neck and neck, as the War on Terror became a critical issue. Given their diverse ideologies, the closeness of the campaign created additional uncertainty for the stock market.

The broader market indexes started off the fiscal year by continuing with the rally that began in early 2003. The strong employment increase in mid-2004, however, sent bond values tumbling and yields soaring. The fear of higher rates and the election overhang caused stocks to stall into year-end. Still, broader market averages finished the year up strong and the fund's benchmark, the Russell Midcap Growth Index, 1 gained 8.2%.

With a decent rally in the market in fiscal year 2004, the Federated Mid Cap Growth Strategies Fund produced a total return of 9.15%. 2 This return outperformed the 4.69% 3 average return for the fund's peers in the Lipper Multi-Cap Growth Fund Average.

1 Russell Midcap Growth Index measures the performance of those Russell midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The index is unmanaged, and, unlike the fund, is not affected by cashflows. Investments cannot be made in an index.

2 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. Lipper returns do not take sales charges into account.

While the fund did broadly add to its cyclical exposure throughout the year, this did not explain much of its performance. We believe the fund outperformed its peers this year due to rallies within industries and stocks that were in the midst of strong, secular sales growth cycles. In hindsight, this makes sense in that the economy continued to grow throughout the year, but was not accelerating, and prospects for next year were clouded by election and war-related uncertainties.

From a sector perspective, the primary drivers to the outperformance were the strong relative performance of the fund's Information Technology holdings, led by security and anti-virus software stocks; the strong relative performance of our Consumer Discretionary stocks, driven by hotel, gaming and specialty retailer stocks; and, the returns generated by our Industrial holdings, which were led by rallies in transportation stocks.

The areas of biggest negative relative performance occurred in the Consumer Staples sector, with disappointments in soda bottlers and pharmacy retailers; and the Financials sector, where the portfolio's stock selection was positive, but lagged the big gains in the benchmark's holdings.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Mid Cap Growth Strategies Fund (Class A Shares) (the "Fund") from October 31, 1994 to October 31, 2004, compared to the Russell Midcap Growth Index (RMCGI), 2 and the Lipper Multi-Cap Growth Fund Average (LMCGFA). 3

Average Annual Total Returns [4] for the Period Ended 10/31/2004
1 Year	3.16%
5 Years	(3.76)%
10 Years	10.41%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. As of August 15, 1995, the maximum sales charge was 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The RMCGI is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. Investments cannot be made in an index.

3 The LMCGFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Mid Cap Growth Strategies Fund (Class B Shares) (the "Fund") from August 16, 1995 to October 31, 2004, compared to the Russell Midcap Growth Index (RMCGI), 2 and the Lipper Multi-Cap Growth Fund Average (LMCGFA). 3

Average Annual Total Returns [4] for the Period Ended 10/31/2004
1 Year	2.85%
5 Years	(3.71)%
Start of Performance (8/16/1995)	8.58%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption less than seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The RMCGI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash-flows. Investments cannot be made in an index.

3 The LMCGFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total return quoted reflects all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Mid Cap Growth Strategies Fund (Class C Shares) (the "Fund") from August 16, 1995 to October 31, 2004, compared to the Russell Midcap Growth Index (RMCGI), 2 and the Lipper Multi-Cap Growth Fund Average (LMCGFA). 3

Average Annual Total Returns [4] for the Period Ended 10/31/2004
1 Year	6.27%
5 Years	(3.54)%
Start of Performance (8/16/1995)	8.44%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The RMCGI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. Investments cannot be made in an index.

3 The LMCGFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Table

At October 31, 2004, the fund's sector composition 1 was as follows:

Percentage of Total Investments [2]
Information Technology	20.6%
Consumer Discretionary	14.7%
Healthcare	13.1%
Industrials	11.8%
Energy	8.7%
Materials	7.2%
Financials	4.3%
Consumer Staples	2.9%
Utilities	2.1%
Telecommunication Services	0.9%
Cash Equivalents [3]	13.7%
TOTAL	100.0%

1 Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's adviser.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

Portfolio of Investments

October 31, 2004

Shares			Value
		COMMON STOCKS--97.8%
		Consumer Discretionary--16.7%
66,500		Black & Decker Corp.	$5,338,620
166,100	[1]	Boyd Gaming Corp.	5,562,689
92,700		Brunswick Corp.	4,349,484
107,300	[1]	Choice Hotels International, Inc.	5,354,270
169,300		D.R. Horton, Inc.	5,079,000
192,300	[1,2]	Dick's Sporting Goods, Inc.	6,922,800
268,500	[1]	Hilton Hotels Corp.	5,343,150
218,600		Limited, Inc.	5,416,908
93,600	[1]	Marriott International, Inc., Class A	5,100,264
94,500	[1]	Neiman-Marcus Group, Inc., Class A	5,748,435
97,300	[1]	Pulte Corp.	5,339,824
113,900	[1]	Sherwin-Williams Co.	4,865,808
129,600		Starwood Hotels & Resorts Worldwide, Inc.	6,185,808
166,300	[1]	Station Casinos, Inc.	8,472,985
168,400	[2]	Urban Outfitters, Inc.	6,904,400
213,000	[1,2]	WCI Communities, Inc.	5,026,800
86,800	[1,2]	Wynn Resorts Ltd.	5,047,420
240,500	[1,2]	XM Satellite Radio Holdings, Inc., Class A	7,772,960
163,300		Yum! Brands, Inc.	7,103,550
		TOTAL	110,935,175
		Consumer Staples--3.3%
216,100	[2]	BJ's Wholesale Club, Inc.	6,273,383
183,150		Church and Dwight, Inc.	4,985,343
111,600	[2]	Constellation Brands, Inc., Class A	4,378,068
93,200	[1]	Reynolds American, Inc.	6,417,752
		TOTAL	22,054,546
Shares			Value
		COMMON STOCKS--continued
		Energy--9.9%
139,100		BJ Services Co.	$7,094,100
83,300	[2]	Cooper Cameron Corp.	4,027,555
208,900		GlobalSantaFe Corp.	6,162,550
285,200	[1,2]	Grant Prideco, Inc.	5,863,712
532,900	[1,2]	Key Energy Group, Inc.	6,128,350
145,700	[2]	Maverick Tube Corp.	3,842,109
81,800	[1,2]	Nabors Industries Ltd.	4,018,016
71,700		Noble Energy, Inc.	4,158,600
250,600		Patterson-UTI Energy, Inc.	4,819,038
101,200	[2]	Smith International, Inc.	5,877,696
134,800		Suncor Energy, Inc.	4,596,680
67,300		Teekay Shipping Corp.	3,109,260
176,700		XTO Energy, Inc.	5,898,246
		TOTAL	65,595,912
		Financials--4.9%
155,800	[1,2]	Americredit Corp.	3,022,520
89,400		Bank of Hawaii Corp.	4,268,850
78,400	[1]	Capital One Financial Corp.	5,782,784
87,500		City National Corp.	6,028,750
107,598		Countrywide Financial Corp.	3,435,604
83,550		Legg Mason, Inc.	5,322,971
70,700		Redwood Trust, Inc.	4,253,312
		TOTAL	32,114,791
		Healthcare--14.8%
47,500		Aetna, Inc.	4,512,500
76,900		Beckman Coulter, Inc.	4,575,550
49,000	[1]	CIGNA Corp.	3,109,540
121,300	[2]	Caremark Rx, Inc.	3,635,361
159,600	[1,2]	Covance, Inc.	6,339,312
109,800	[2]	Coventry Health Care, Inc.	4,490,820
197,550	[2]	DaVita, Inc.	5,851,431
353,200	[1,2]	Elan Corp. PLC, ADR	9,112,560
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
391,100	[2]	Exelixis, Inc.	$3,480,790
110,400	[2]	Forest Laboratories, Inc., Class A	4,923,840
182,800	[2]	Gilead Sciences, Inc.	6,330,364
240,400		Ivax Corp.	4,351,240
105,500	[2]	Kinetic Concepts, Inc.	5,257,065
127,500		Medicis Pharmaceutical Corp., Class A	5,185,425
141,000	[2]	Patterson Cos., Inc.	5,287,500
161,400	[1,2]	Protein Design Laboratories, Inc.	3,090,810
98,800	[1]	Schering AG, ADR	6,340,984
102,400	[1,2]	Sepracor, Inc.	4,703,232
85,500	[1,2]	Sierra Health Services, Inc.	4,080,060
174,600	[1,2]	VCA Antech, Inc.	3,914,532
		TOTAL	98,572,916
		Industrials--13.4%
79,600	[2]	Alliant Techsystems, Inc.	4,576,204
102,100	[2]	American Standard Cos.	3,733,797
85,600		Cooper Industries, LTD., Class A	5,469,840
78,400	[1]	Corporate Executive Board Co.	4,990,160
62,600	[1]	Cummins, Inc.	4,387,008
109,800		Eaton Corp.	7,021,710
88,100	[1]	Expeditors International Washington, Inc.	5,030,510
190,100		Hunt (J.B.) Transportation Services, Inc.	7,767,486
166,700		Joy Global, Inc.	5,632,793
94,600	[1]	L-3 Communications Holdings, Inc.	6,236,978
175,500	[1]	Masco Corp.	6,012,630
169,500		Pentair, Inc.	6,335,910
81,000	[1]	Precision Castparts Corp.	4,860,000
121,000	[1]	Rockwell Automation, Inc.	5,044,490
136,500	[1]	UTI Worldwide, Inc.	8,872,500
114,000	[2]	Wabash National Corp.	2,802,120
		TOTAL	88,774,136
Shares			Value
		COMMON STOCKS--continued
		Information Technology--23.3%
1,126,000	[1]	ARM Holdings PLC, ADR	$6,012,840
475,700	[1,2]	ASM Lithography Holding NV	6,778,725
65,100	[1,2]	Affiliated Computer Services, Inc., Class A	3,551,205
266,400	[2]	Altera Corp.	6,055,272
234,600	[2]	Amdocs Ltd.	5,900,190
149,800	[2]	Apple Computer, Inc.	7,868,994
154,700		Autodesk, Inc.	8,160,425
161,900	[2]	Cognizant Technology Solutions Corp.	5,504,600
218,100	[1,2]	Cymer, Inc.	6,220,212
132,600	[1]	Harris Corp.	8,158,878
254,200		Intersil Holding Corp.	4,148,544
190,700	[2]	Jabil Circuit, Inc.	4,635,917
134,200	[1,2]	KLA-Tencor Corp.	6,110,126
238,300	[1,2]	Lam Research Corp.	6,202,949
660,800	[2]	MEMC Electronic Materials	6,211,520
77,300		Maxim Integrated Products, Inc.	3,400,427
404,200	[2]	McAfee, Inc.	9,781,640
103,300	[1]	Plantronics, Inc.	4,493,550
109,900		Qualcomm, Inc.	4,594,919
310,600	[1,2]	RSA Security, Inc.	6,354,876
134,800	[1]	SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung), ADR	5,749,220
152,300	[2]	Symantec Corp.	8,671,962
164,200		Tektronix, Inc.	4,980,186
221,600	[2]	Veritas Software Corp.	4,848,608
152,100	[1,2]	Yahoo, Inc.	5,504,499
97,650	[2]	Zebra Technologies Corp., Class A	5,174,473
		TOTAL	155,074,757
Shares			Value
		COMMON STOCKS--continued
		Materials--8.1%
447,300		Agrium, Inc.	$7,420,707
88,400		CONSOL Energy, Inc.	3,129,360
168,700		Ecolab, Inc.	5,710,495
599,500	[1,2]	GrafTech International Ltd.	5,551,370
138,200		Monsanto Co.	5,908,050
168,800	[1]	Nova Chemicals Corp.	6,566,320
103,500	[1]	Peabody Energy Corp.	6,601,230
69,400		Phelps Dodge Corp.	6,075,276
105,400	[1]	Potash Corporation of Saskatchewan, Inc.	7,039,666
		TOTAL	54,002,474
		Telecommunication Services--1.0%
397,700	[1,2]	American Tower Systems Corp.	6,836,463
		Utilities--2.4%
472,500	[2]	AES Corp.	5,150,250
177,300		Edison International	5,407,650
118,300		Pinnacle West Capital Corp.	5,041,946
		TOTAL	15,599,846
		TOTAL COMMON STOCKS (IDENTIFIED COST $550,249,484)	649,561,016
		MUTUAL FUNDS--15.7% [3]
19,183,284		Prime Value Obligations Fund, IS Shares	19,183,284
85,295,022		Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	85,295,022
		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	104,478,306
		TOTAL INVESTMENTS--113.5% (IDENTIFIED COST $654,727,790) [4]	754,039,322
		OTHER ASSETS AND LIABILITIES - NET--(13.5)%	(89,571,002)
		TOTAL NET ASSETS--100%	$664,468,320

1 Certain or all shares are temporarily on loan to unaffiliated brokers/dealers.

2 Non-income producing security.

3 Affiliated companies.

4 The cost of investments for federal tax purposes amounts to $655,031,954.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at value including $104,478,306 of investments in affiliated issuers (Note 5) and $83,350,194 of securities loaned (identified cost $654,727,790)		$754,039,322
Cash		655
Income receivable		186,318
Receivable for investments sold		2,690,141
Receivable for shares sold		263,886
TOTAL ASSETS		757,180,322
Liabilities:
Payable for investments purchased	$5,662,827
Payable for shares redeemed	1,132,966
Payable for collateral due to broker	85,295,022
Payable for distribution services fee (Note 5)	112,454
Payable for shareholder services fee (Note 5)	139,550
Accrued expenses	369,183
TOTAL LIABILITIES		92,712,002
Net assets for 24,749,596 shares outstanding		$664,468,320
Net Assets Consist of:
Paid-in capital		$820,085,299
Net unrealized appreciation of investments		99,311,580
Accumulated net realized loss on investments		(254,928,559)
TOTAL NET ASSETS		$664,468,320
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($486,634,351 ÷ 17,734,740 shares outstanding), no par value, unlimited shares authorized		$27.44
Offering price per share (100/94.50 of $27.44) [1]		$29.04
Redemption proceeds per share		$27.44
Class B Shares:
Net asset value per share ($144,818,605 ÷ 5,722,923 shares outstanding), no par value, unlimited shares authorized		$25.31
Offering price per share		$25.31
Redemption proceeds per share (94.50/100 of $25.31) [1]		$23.92
Class C Shares:
Net asset value per share ($33,015,364 ÷ 1,291,933 shares outstanding), no par value, unlimited shares authorized		$25.56
Offering price per share (100/99.00 of $25.56) [1]		$25.82
Redemption proceeds per share (99.00/100 of $25.56) [1]		$25.30

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Dividends (including $204,072 received from affiliated issuers and net of foreign taxes withheld of $33,275) (Note 5)			$3,376,354
Interest (income on securities loaned)			84,658
TOTAL INCOME			3,461,012
Expenses:
Investment adviser fee (Note 5)		$5,198,504
Administrative personnel and services fee (Note 5)		554,803
Custodian fees		38,066
Transfer and dividend disbursing agent fees and expenses (Note 5)		1,340,989
Directors'/Trustees' fees		3,630
Auditing fees		16,016
Legal fees		5,349
Portfolio accounting fees (Note 5)		129,397
Distribution services fee--Class B Shares (Note 5)		1,173,897
Distribution services fee--Class C Shares (Note 5)		261,358
Shareholder services fee--Class A Shares (Note 5)		1,254,417
Shareholder services fee--Class B Shares (Note 5)		391,299
Shareholder services fee--Class C Shares (Note 5)		87,119
Share registration costs		65,947
Printing and postage		104,698
Insurance premiums		11,157
Miscellaneous		6,333
TOTAL EXPENSES		10,642,979
Reimbursement, Waiver, and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(7,377)
Waiver of administrative personnel and services fee (Note 5)	(26,635)
Fees paid indirectly from directed broker arrangement	(113,826)
TOTAL REIMBURSEMENT, WAIVER, AND EXPENSE REDUCTION		(147,838)
Net expenses			10,495,141
Net investment income (loss)			(7,034,129)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			134,858,764
Net increase due to reimbursements from adviser (Note 5)			503,345
Net change in unrealized appreciation of investments			(69,029,291)
Net realized and unrealized gain on investments			66,332,818
Change in net assets resulting from operations			$59,298,689

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(7,034,129)	$(6,650,035)
Net realized gain on investments	134,858,764	23,286,850
Net increase due to reimbursements from adviser (Note 5)	503,345	--
Net change in unrealized appreciation/depreciation of investments	(69,029,291)	157,091,993
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	59,298,689	173,728,808
Share Transactions:
Proceeds from sale of shares	106,449,956	156,700,471
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Large Cap Growth Fund	--	8,288,836
Cost of shares redeemed	(203,847,524)	(252,429,861)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(97,397,568)	(87,440,554)
Change in net assets	(38,098,879)	86,288,254
Net Assets:
Beginning of period	702,567,199	616,278,945
End of period	$664,468,320	$702,567,199

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Mid Cap Growth Strategies Fund (formerly, Federated Growth Strategies Fund) (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is appreciation of capital.

On December 20, 2002, the Fund received a tax-free transfer of assets from the Riggs Large Cap Growth Fund as follows:

Class A Shares of the Fund Issued	Riggs Large Cap Growth Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Prior to Combination	Net Assets of Riggs Large Cap Growth Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
433,743	$8,288,836	$443,635	$602,063,401	$8,288,836	$610,352,237

1 Unrealized depreciation is included in the Riggs Large Cap Growth Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$83,350,194	$85,295,022

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,507,607	$93,515,722	6,802,808	$140,582,641
Shares issued in connection with the tax-free transfer of assets from Riggs Large Cap Growth Fund	--	--	433,743	8,288,836
Shares redeemed	(5,858,385)	(155,762,609)	(10,240,255)	(208,665,744)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,350,778)	$(62,246,887)	(3,003,704)	$(59,794,267)

Year Ended October 31	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	275,781	$6,816,893	487,689	$9,555,565
Shares redeemed	(1,492,060)	(36,656,605)	(1,807,119)	(33,902,442)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,216,279)	$(29,839,712)	(1,319,430)	$(24,346,877)

Year Ended October 31	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	246,102	$6,117,341	331,073	$6,562,265
Shares redeemed	(457,975)	(11,428,310)	(506,967)	(9,861,675)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(211,873)	$(5,310,969)	(175,894)	$(3,299,410)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,778,930)	$(97,397,568)	(4,499,028)	$(87,440,554)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, net operating loss and capital loss carryforward on merger.

For the year ended October 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Net Operating Loss	Accumulated Net Realized Losses
$(4,003,522)	$7,034,129	$(3,030,607)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$99,007,419
Capital loss carryforward	$254,624,398

At October 31, 2004, the cost of investments for federal tax purposes was $655,031,954. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $99,007,368. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $106,844,459 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,837,091.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At October 31, 2004, the Fund had a capital loss carryforward of $254,624,398 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 103,701,201
2010	$150,923,197

As a result of the tax-free transfer of assets from Riggs Large Cap Growth Fund to the Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA) the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the year ended October 31, 2004, the fees paid to FEMCOPA and FIMCO were $4,308,174 and $882,953, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $204,072 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended October 31, 2004, FSC retained $24,093 in sales charges from the sale of Class A Shares. FSC also retained $928 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ) through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $949,177, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $20,985, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs certain portfolio trades to brokers that in turn pay a portion of the Fund's operating expenses. For the year ended October 31, 2004, the Fund's expenses were reduced by $113,826 under these arrangements.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $252,818, $12,503 of which was contributed subsequent to October 31, 2004. The total amount relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

The Fund's Adviser also made a voluntary contribution to the Fund of $263,030 for losses on investments inadvertently sold by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended October 31, 2004, were as follows:

Purchases	$972,443,745
Sales	$1,076,968,545

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE TRUSTEES OF FEDERATED EQUITY FUNDS AND THE SHAREHOLDERS OF FEDERATED MID CAP GROWTH STRATEGIES FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mid Cap Growth Strategies Fund (formerly, Federated Growth Strategies Fund) (the "Fund") as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Mid Cap Growth Strategies Fund as of October 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 17, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised seven portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

James E. Grefenstette Birth Date: November 7, 1962 VICE PRESIDENT Began serving: November 1998	James E. Grefenstette has been the Fund's Portfolio Manager since December 1994. He is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172107
Cusip 314172206
Cusip 314172305

G01228-08 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Technology Fund

Established 1999

A Portfolio of Federated Equity Funds

6TH ANNUAL SHAREHOLDER REPORT

October 31, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$4.96		$3.33		$4.76		$14.64		$12.42
Income From Investment Operations:
Net investment income (loss)	(0.09	) [1]	(0.06	) [1]	(0.08	) [1]	(0.11	) [1]	(0.21	) [1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.19		1.69		(1.35)		(9.77)		2.46
TOTAL FROM INVESTMENT OPERATIONS	0.10		1.63		(1.43)		(9.88)		2.25
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(0.03)
Net Asset Value, End of Period	$5.06		$4.96		$3.33		$4.76		$14.64
Total Return [2]	2.02	% [3]	48.95%		(30.04)%		(67.49)%		18.10%

Ratios to Average Net Assets:
Expenses	2.01	% [4]	2.01	% [4]	2.04	% [4]	1.67%		1.30%
Net investment income (loss)	(1.72)%		(1.66)%		(1.68)%		(1.29)%		(1.13)%
Expense waiver/reimbursement [5]	0.19%		0.35%		0.12%		0.02%		0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$33,111		$43,274		$29,632		$58,423		$255,307
Portfolio turnover	78%		96%		174%		224%		92%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return. See Notes to Financial Statements (Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.00%, 2.01%, and 2.04% after taking into account these expense reductions for the years ended October 31, 2004, 2003, and 2002, respectively.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$4.81		$3.25		$4.68		$14.53		$12.42
Income From Investment Operations:
Net investment income (loss)	(0.12	) [1]	(0.09	) [1]	(0.11	) [1]	(0.16	) [1]	(0.34	) [1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.18		1.65		(1.32)		(9.69)		2.48
TOTAL FROM INVESTMENT OPERATIONS	0.06		1.56		(1.43)		(9.85)		2.14
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(0.03)
Net Asset Value, End of Period	$4.87		$4.81		$3.25		$4.68		$14.53
Total Return [2]	1.25	% [3]	48.00%		(30.56)%		(67.79)%		17.21%

Ratios to Average Net Assets:
Expenses	2.76	% [4]	2.76	% [4]	2.79	% [4]	2.42%		2.05%
Net investment income (loss)	(2.47)%		(2.41)%		(2.43)%		(2.04)%		(1.88)%
Expense waiver/reimbursement [5]	0.19%		0.35%		0.12%		0.02%		0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$68,981		$84,252		$66,179		$126,320		$458,094
Portfolio turnover	78%		96%		174%		224%		92%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return. See Notes to Financial Statements (Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.75%, 2.76%, and 2.79% after taking into account these expense reductions for the years ended October 31, 2004, 2003, and 2002, respectively.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$4.81		$3.25		$4.68		$14.52		$12.42
Income From Investment Operations:
Net investment income (loss)	(0.12	) [1]	(0.09	) [1]	(0.11	) [1]	(0.16	) [1]	(0.34	) [1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.18		1.65		(1.32)		(9.68)		2.47
TOTAL FROM INVESTMENT OPERATIONS	0.06		1.56		(1.43)		(9.84)		2.13
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(0.03)
Net Asset Value, End of Period	$4.87		$4.81		$3.25		$4.68		$14.52
Total Return [2]	1.25	% [3]	48.00%		(30.56)%		(67.77)%		17.13%

Ratios to Average Net Assets:
Expenses	2.76	% [4]	2.76	% [4]	2.79	% [4]	2.42%		2.05%
Net investment income (loss)	(2.47)%		(2.41)%		(2.43)%		(2.04)%		(1.88)%
Expense waiver/reimbursement [5]	0.19%		0.35%		0.12%		0.02%		0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,551		$16,096		$13,055		$25,186		$99,315
Portfolio turnover	78%		96%		174%		224%		92%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return. See Notes to Financial Statements (Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.75%, 2.76%, and 2.79% after taking into account these expense reductions for the years ended October 31, 2004, 2003, and 2002, respectively.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and
(2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,026.40	$10.24
Class B Shares	$1,000	$1,023.10	$14.04
Class C Shares	$1,000	$1,023.10	$14.04
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.03	$10.18
Class B Shares	$1,000	$1,011.26	$13.95
Class C Shares	$1,000	$1,011.26	$13.95

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	2.01%
Class B Shares	2.76%
Class C Shares	2.76%

Management's Discussion of Fund Performance

This report covers Federated Technology Fund's fiscal year performance period from November 1, 2003 through October 31, 2004. During this period, the fund produced total returns of 2.02%, 1.25%, and 1.25% for Class A, Class B, and Class C Shares, respectively, based on net asset value (NAV). 1

As the fund entered its fiscal year, the U.S. economy and market were coming off a very strong period in 2003. Overall, performance was strong into the middle of fiscal 2004; even though consumer growth decelerated, industrial production began to pick up. New jobs growth also began to kick in with big increases posted in April and May 2004. This persistent economic strength caused the Federal Reserve Board to begin raising interest rates for the first time in years.

The most important events of the year were the continuing war in Iraq and the presidential election campaign. Despite a robust economy, President Bush and Senator Kerry polled neck and neck, as the War on Terror became a critical issue. Given their diverse ideologies, the closeness of the campaign created additional uncertainty for the stock market. This uncertainty led to a pause in corporate and consumer Information Technology (IT) spending going into the second half of the fund's reporting period.

The broader market indexes started off the fiscal year by continuing the rally begun in early 2003. However, IT stocks began to underperform due to generally rising levels of uncertainty. The strong employment numbers mentioned above sent bond prices tumbling and yields soaring. The fear of higher interest rates, the election overhang, and a slowdown in IT spending caused stocks to stall into the second half of the reporting period. Although broader market averages finished the fiscal year strong as the Standard & Poor's 5002 was up 9.42%, the fund's benchmark, the Merrill Lynch 100 Technology Index (MLT100),3 gained only 0.42% as the increased uncertainty around IT spending caused the stocks to underperform.

1 Performance data quoted represents past performance, and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may worth more or less than their original cost. Total returns for the period based on offering price for Class A, Class B, and Class C Shares were (3.62)%, (4.25)%, and (0.78)%, respectively. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To view current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com, or call 1-800-341-7400.

2 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

3 Merrill Lynch 100 Technology Index is an equal-dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts (ADRs). The index was developed with a base value of 200 as of January 30, 1998.

PERFORMANCE REVIEW

The fund's Class A Shares produced a total return of 2.02% at NAV for the 12-month reporting period.1 This return outperformed the (3.14)% average return for the fund's peers in the Lipper Science & Technology Funds4 category and the 0.42% return for the MLT100.

The largest driver of the fund's outperformance was strong security selection, especially in software and semiconductors--the fund's two largest industries. In the fund, we favored cyclical enterprise exposure over service providers and consumers. We also maintained a sharp valuation focus and did not make large industry bets during the reporting period. Given the higher level of uncertainty that crept into the market during the 12-month period, this proved to be a solid strategy.

From an industry perspective, the primary drivers to the fund's out performance were our overweight position and security selection in software, the underweight and security selection in semiconductors, and our exposure to medical technology devices. The securities that most positively impacted the fund included McAfee Inc. , Amdocs Ltd. , eBay Inc. , Yahoo Inc. , and Check Point Software ..

The areas of biggest negative relative performance were due to our underweighted positions and security selection in communication integrated circuits, systems hardware, and IT services. The securities that most negatively impacted the fund included Intel Corp. , STMicroelectronics , Seagate Technology , Applied Materials , and Taiwan Semiconductor ..

4 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the category. They do not reflect sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Technology Fund (Class A Shares) (the "Fund") from September 21, 1999 (start of performance) to October 31, 2004, compared to the NASDAQ Composite Index (NCI), 2 Merrill Lynch 100 Technology Index (MLT 100), 2 and the Lipper Science & Technology Funds Average (LSTFA). 3

Average Annual Total Return [4] for the Period Ended 10/31/2004
1 Year	(3.62)%
5 Year	(17.34)%
Start of Performance (9/21/1999)	(13.41)%

Performance data quoted represents past performance and is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The NCI and the MLT 100 have been adjusted to reflect reinvestment of all dividends on securities in the index and average. Indexes are unmanaged and it is not possible to invest directly in an index.

2 Nasdaq Composite Index is a unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market. The Merrill Lynch 100 Technology Index is an equal-dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and ADRs. The index was developed with a base value of 200 as of January 30, 1998. The NCI and the MLT 100 are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. These indexes are unmanaged and unlike the Fund, are not affected by cashflows.

3 The LSTFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflected any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Technology Fund (Class B Shares) (the "Fund") from September 21, 1999 (start of performance) to October 31, 2004, compared to the NASDAQ Composite Index (NCI), 2 Merrill Lynch 100 Technology Index (MLT 100), 2 and the Lipper Science & Technology Funds Average (LSTFA). 3

Average Annual Total Return [4] for the Period Ended 10/31/2004
1 Year	(4.25)%
5 Year	(17.38)%
Start of Performance (9/21/1999)	(13.27)%

Performance data quoted represents past performance and is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The NCI and the MLT 100 have been adjusted to reflect reinvestment of all dividends on securities in the index and average. Indexes are unmanaged and it is not possible to invest directly in an index.

2 Nasdaq Composite Index is a unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market. The Merrill Lynch 100 Technology Index is a equal-dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and ADRs. The index was developed with a base value of 200 as of January 30, 1998. The NCI and the MLT 100 are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. These indexes are unmanaged and unlike the Fund, are not affected by cashflows.

3 The LSTFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflected any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Technology Fund (Class C Shares) (the "Fund") from September 21, 1999 (start of performance) to October 31, 2004, compared to the NASDAQ Composite Index (NCI), 2 Merrill Lynch 100 Technology Index (MLT 100), 2 and the Lipper Science & Technology Funds Average (LSTFA). 3

Average Annual Total Return [4] for the Period Ended 10/31/2004
1 Year	(0.78)%
5 Year	(17.22)%
Start of Performance (9/21/1999)	(13.27)%

Performance data quoted represents past performance and is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be imposed on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The NCI and the MLT 100 have been adjusted to reflect reinvestment of all dividends on securities in the index and average. Indexes are unmanaged and it is not possible to invest directly in an index.

2 Nasdaq Composite Index is a unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market. The Merrill Lynch 100 Technology Index is an equal-dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and ADRs. The index was developed with a base value of 200 as of January 30, 1998. The NCI and the MLT 100 are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. These indexes are unmanaged and unlike the Fund, are not affected by cashflows.

3 The LSTFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflected any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Table

At October 31, 2004, the fund's sector composition, 1 was as follows:

Percentage of Total Investments [2]
Information Technology	84.4
Healthcare	4.7
Consumer Discretionary	3.3
Consumer Staples	0.0
Energy	0.0
Financials	0.0
Industrials	0.0
Materials	0.0
Telecommunication Services	0.0
Utilities	0.0
Cash Equivalents [3]	7.6
TOTAL	100.0

1 Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's adviser.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

Portfolio of Investments

October 31, 2004

Shares			Value
		COMMON STOCKS--97.1%
		Consumer Discretionary--3.5%
66,300		Koninklijke (Royal) Philips Electronics NV, ADR	$1,579,266
25,000	[1]	eBay, Inc.	2,440,250
		TOTAL	4,019,516
		Healthcare--4.9%
30,800	[1]	Elan Corp. PLC, ADR	794,640
22,700	[1]	Gilead Sciences, Inc.	786,101
24,000		Guidant Corp.	1,598,880
25,800		Medtronic, Inc.	1,318,638
17,300		Schering AG, ADR	1,110,314
		TOTAL	5,608,573
		Information Technology--88.7%
357,400	[2]	ARM Holdings PLC, ADR	1,908,516
128,300	[1]	ASM Lithography Holding NV	1,828,275
47,200	[1]	Accenture Ltd.	1,142,712
55,600		Advantest Corp., ADR	969,664
17,200	[1]	Affiliated Computer Services, Inc., Class A	938,260
952,000	[1]	Agere Systems, Inc., Class A	1,151,920
56,300	[1]	Altera Corp.	1,279,699
103,900	[1]	Amdocs Ltd.	2,613,085
50,000		Analog Devices, Inc.	2,013,000
145,800	[1]	Applied Materials, Inc.	2,347,380
116,900	[1]	Avaya, Inc.	1,683,360
107,000	[1]	BEA Systems, Inc.	868,840
136,600	[1,2]	BMC Software, Inc.	2,584,472
30,500	[1,2]	Business Objects SA, ADR	778,360
161,900	[1]	Cadence Design Systems, Inc.	2,014,036
117,800	[1]	Celestica, Inc.	1,705,744
73,600	[1]	Check Point Software Technologies Ltd.	1,664,906
165,900	[1]	Cisco Systems, Inc.	3,186,939
50,300	[1]	Citrix Systems, Inc.	1,213,739
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
23,700	[1]	Cognizant Technology Solutions Corp.	$805,800
33,400	[1]	Cognos, Inc.	1,319,634
72,000	[1]	Comverse Technology, Inc.	1,486,080
72,000	[1]	Cymer, Inc.	2,053,440
93,000	[1]	Dell, Inc.	3,260,580
205,900		EMC Corp. Mass	2,649,933
59,600	[1]	Entegris, Inc.	551,598
37,400	[1]	Fairchild Semiconductor International, Inc., Class A	537,438
91,600		Hewlett-Packard Co.	1,709,256
33,800		International Business Machines Corp.	3,033,550
161,800		Intel Corp.	3,601,668
121,400		Intersil Holding Corp.	1,981,248
47,400	[1,2]	Intuit, Inc.	2,150,064
50,000	[1]	Jabil Circuit, Inc.	1,215,500
84,500	[1,2]	Juniper Networks, Inc.	2,248,545
76,670	[1]	KLA-Tencor Corp.	3,490,785
80,500	[1]	LTX Corp.	523,250
9,900	[1]	Lexmark International Group, Class A	822,789
47,600		Linear Technology Corp.	1,803,088
91,800	[1]	McAfee, Inc.	2,221,560
101,780		Microsoft Corp.	2,848,822
149,600		Motorola, Inc.	2,582,096
74,400		Nokia Oyj, Class A, ADR	1,147,248
211,200	[1]	Oracle Corp.	2,673,792
27,000		Paychex, Inc.	885,438
35,100	[1]	Peoplesoft, Inc.	729,027
63,700		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung), ADR	2,716,805
96,300		STMicroelectronics N.V.	1,782,513
47,500	[1,2]	Salesforce.com Inc.	965,200
43,700		Scientific-Atlanta, Inc.	1,196,943
82,700	[1]	Siebel Systems, Inc.	785,650
41,200	[1]	Storage Technology Corp.	1,113,224
81,440	[1]	SunGard Data Systems, Inc.	2,157,346
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
15,800	[1]	Symantec Corp.	$899,652
205,737		Taiwan Semiconductor Manufacturing Co., ADR	1,557,429
38,900	[2]	Telefonaktiebolaget LM Ericsson, Class B, ADR	1,124,599
49,700		Texas Instruments, Inc.	1,215,165
110,300	[1]	Unisys Corp.	1,171,386
106,100	[1]	Veritas Software Corp.	2,321,468
67,200	[1]	Yahoo, Inc.	2,431,968
		TOTAL	101,664,484
		TOTAL COMMON STOCKS (IDENTIFIED COST $96,778,030)	111,292,573
		MUTUAL FUNDS--8.0% [3]
3,259,969		Prime Value Obligations Fund, IS Shares	3,259,969
5,973,597		Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	5,973,597
		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	9,233,566
		TOTAL INVESTMENTS--105.1% (IDENTIFIED COST $106,011,596) [4]	120,526,139
		TOTAL ASSETS AND LIABILITIES - NET--(5.1)%	(5,884,034)
		TOTAL NET ASSETS--100%	$114,642,105

1 Non-income producing security.

2 Certain or all shares are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated companies.

4 The cost of investments for federal tax purposes amounts to $110,925,143.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at value including $9,233,566 of investments in affiliated issuers (Note 5) and $5,822,266 of securities loaned (identified cost $106,011,596)		$120,526,139
Cash		253,732
Income receivable		10,698
Receivable for investments sold		3,580,032
Receivable for shares sold		82,060
TOTAL ASSETS		124,452,661
Liabilities:
Payable for investments purchased	$3,142,012
Payable for shares redeemed	247,689
Payable for collateral due to broker	5,973,597
Payable for distribution services fee (Note 5)	57,340
Payable for shareholder services fee (Note 5)	16,849
Accrued expenses	373,069
TOTAL LIABILITIES		9,810,556
Net assets for 23,295,789 shares outstanding		$114,642,105
Net Assets Consist of:
Paid-in capital		$870,615,026
Net unrealized appreciation of investments		14,514,543
Accumulated net realized loss on investments and foreign currency transactions		(770,487,464)
TOTAL NET ASSETS		$114,642,105
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($33,110,854 ÷ 6,546,388 shares outstanding), no par value, unlimited shares authorized		$5.06
Offering price per share (100/94.50 of $5.06) [1]		$5.35
Redemption proceeds per share		$5.06
Class B Shares:
Net asset value per share ($68,980,748 ÷ 14,170,283 shares outstanding), no par value, unlimited shares authorized		$4.87
Offering price per share		$4.87
Redemption proceeds per share (94.50/100 of $4.87) [1]		$4.60
Class C Shares:
Net asset value per share ($12,550,503 ÷ 2,579,118 shares outstanding), no par value, unlimited shares authorized		$4.87
Offering price per share (100/99.00 of $4.87) [1]		$4.92
Redemption proceeds per share (99.00/100 of $4.87) [1]		$4.82

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Dividends (including $47,868 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $20,255)			$361,173
Income on securities loaned			21,009
TOTAL INCOME			382,182
Expenses:
Investment adviser fee (Note 5)		$1,000,279
Administrative personnel and services fee (Note 5)		230,002
Custodian fees		12,015
Transfer and dividend disbursing agent fees and expenses (Note 5)		1,093,715
Directors'/Trustees' fees		1,833
Auditing fees		15,391
Legal fees		6,501
Portfolio accounting fees (Note 5)		66,324
Distribution services fee--Class A Shares (Note 5)		95,951
Distribution services fee--Class B Shares (Note 5)		602,773
Distribution services fee--Class C Shares (Note 5)		109,653
Shareholder services fee--Class B Shares (Note 5)		200,924
Shareholder services fee--Class C Shares (Note 5)		36,551
Share registration costs		60,351
Printing and postage		112,004
Insurance premiums		8,076
Miscellaneous		4,238
TOTAL EXPENSES		3,656,581
Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver/reimbursement of investment adviser fee	$(212,937)
Waiver of administrative personnel and services fee	(43,666)
Waiver of transfer and dividend disbursing agent fees and expenses	(313)
Fees paid indirectly from directed brokerage arrangements	(13,291)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(270,207)
Net expenses			3,386,374
Net investment income (loss)			(3,004,192)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments and foreign currency transactions			22,191,183
Net change in unrealized appreciation of investments			(17,604,783)
Net increase due to reimbursement from Adviser (Note 5)			81,485
Net realized and unrealized gain on investments			4,667,885
Change in net assets resulting from operations			$1,663,693

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(3,004,192)	$(2,590,292)
Net realized gain on investments and foreign currency transactions	22,191,183	2,193,765
Net change in unrealized appreciation/depreciation of investments	(17,604,783)	48,328,266
Net increase due to reimbursement from Adviser (Note 5)	81,485	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,663,693	47,931,739
Share Transactions:
Proceeds from sale of shares	16,038,701	29,213,488
Cost of shares redeemed	(46,682,868)	(42,389,565)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,644,167)	(13,176,077)
Change in net assets	(28,980,474)	34,755,662
Net Assets:
Beginning of period	143,622,579	108,866,917
End of period	$114,642,105	$143,622,579

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Technology Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase and reverse repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$5,822,266	$5,973,597

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,574,488	$8,127,571	5,286,416	$20,201,368
Shares redeemed	(3,755,611)	(19,128,541)	(5,468,240)	(20,869,328)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,181,123)	$(11,000,970)	(181,824)	$(667,960)

Year Ended October 31	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,317,560	$6,537,796	1,596,410	$6,142,208
Shares redeemed	(4,669,476)	(22,486,706)	(4,439,299)	(16,347,752)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,351,916)	$(15,948,910)	(2,842,889)	$(10,205,544)

Year Ended October 31	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	273,776	$1,373,334	782,085	$2,869,912
Shares redeemed	(1,043,396)	(5,067,621)	(1,452,212)	(5,172,485)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(769,620)	$(3,694,287)	(670,127)	$(2,302,573)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(6,302,659)	$(30,644,167)	(3,694,840)	$(13,176,077)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, net operating loss and capital loss carryforward on merger.

For the year ended October 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Loss
$(3,019,919)	$3,004,192	$15,727

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$9,600,996
Capital loss carryforward	$765,573,916

At October 31, 2004, the cost of investments for federal tax purposes was $110,925,143. The net unrealized appreciation of investments for federal tax purposes was $9,600,996. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,523,109 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,922,113.

The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.

At October 31, 2004, the Fund had a capital loss carryforward of $765,573,916, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 267,607,104
2009	$ 436,150,066
2010	$ 59,356,831
2011	$ 2,459,915

As a result of the tax-free transfer of assets from Federated Large Cap Technology Fund to the Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the year ended October 31, 2004, the fees paid to FEMCOPA and FIMCO were $643,805 and $143,537, respectively, after voluntary waiver, if applicable.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of the sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $47,868.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended October 31, 2004, FSC retained $4,819 in sales charges from the sale of Class A Shares. FSC also retained $2,993 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ) through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type, and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $772,940, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $11,702, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2004, the Fund's expenses were reduced by $13,291 under these arrangements.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $85,901, $4,416 of which was contributed subsequent to October 31, 2004. The total amount relates to a contribution to Paid-In Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended October 31, 2004, were as follows:

Purchases	$100,696,880
Sales	$131,786,770

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE TRUSTEES OF FEDERATED EQUITY FUNDS AND THE SHAREHOLDERS OF FEDERATED TECHNOLOGY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Technology Fund (the "Fund") (a portfolio of Federated Equity Funds) as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund of October 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 17, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised seven portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

James E. Grefenstette Birth Date: November 7, 1962 VICE PRESIDENT Began serving: November 1998	James E. Grefenstette is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Technology Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172818
Cusip 314172792
Cusip 314172784

G02681-04 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the  period  covered by this  report,  the  registrant  has adopted a code of ethics (the "Section 406 Standards for Investment  Companies -
Ethical Standards for Principal Executive and Financial  Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the  registrant's  Principal  Financial  Officer  also  serves as the  Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

f)(3) The registrant  hereby  undertakes to provide any person,  without charge, upon  request,  a copy of the code of  ethics.  To request a copy of the code of ethics,  contact the  registrant  at  1-800-341-7400,  and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $156,906

                  Fiscal year ended 2003 - $113,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $69,718

                  Fiscal year ended 2003 - $43,426

                  Transfer Agent Service Auditors Report

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X,  $101,458 and $16,493
     respectively. Fiscal year ended 2004 - Attestation services relating to the review of fund share transactions,  Transfer Agent Service Auditors report, fees for review of N-14 merger  documents and review of Sarbanes Oxley sec.
     302 procedures.  Fiscal year ended 2003 - Design of Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X,  $65,000 and $140,000
     respectively.

      Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X,  $164,758 and $41,583
     respectively.  Fiscal year ended 2004 - Consultation  regarding information requests by regulatory agencies and executive compensation analysis. Fiscal year ended 2003 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

            Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g)  Non-Audit  Fees  billed  to the  registrant,  the  registrant's  investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

            Fiscal year ended 2004 - $577,450

            Fiscal year ended 2003 - $477,766

(h) The  registrant's  Audit  Committee  has  considered  that the  provision of non-audit services that were rendered to the registrant's adviser (not including
any   sub-adviser   whose  role  is  primarily   portfolio   management  and  is
subcontracted  with or overseen by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment adviser that provides  ongoing  services to the  registrant  that were not  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of  Regulation  S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Equity Funds

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        December 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        December 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        December 22, 2004